  Nationwide® VLI

Separate Account-2

  December 31, 2007

Annual Report

Nationwide Life Insurance Company

Home Office: Columbus, Ohio

VLOB –12 –12/07

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:

AIM VIF – Basic Value Fund – Series I (AIMBValue)
70,258 shares (cost $943,335)	$894,381

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)
12,124 shares (cost $350,547)	356,072

AIM VIF – Capital Development Fund – Series I (AIMCapDev)
34,361 shares (cost $647,149)	647,712

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)
35,517 shares (cost $914,431)	952,571

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A (AlVSmMdCpA)
61,262 shares (cost $1,146,051)	1,048,199

American Century VP – Balanced Fund – Class I (ACVPBal)
642,202 shares (cost $4,153,753)	4,707,339

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)
1,334,546 shares (cost $11,340,472)	21,326,052

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
354,382 shares (cost $2,522,614)	2,998,071

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
85,992 shares (cost $884,927)	907,217

American Century VP – International Fund – Class I (ACVPInt)
784,080 shares (cost $4,949,273)	9,299,195

American Century VP – International Fund – Class III (ACVPInt3)
301,693 shares (cost $2,931,623)	3,578,085

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)
88,661 shares (cost $1,231,175)	1,147,271

American Century VP – Ultra® Fund – Class I (ACVPUltra)
80,847 shares (cost $874,711)	982,286

American Century VP – Value Fund – Class I (ACVPVal)
1,598,095 shares (cost $12,805,947)	11,937,770

American Century VP – VistaSM Fund – Class I (ACVPVista1)
82,287 shares (cost $1,723,192)	1,810,321

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)
50,821 shares (cost $695,323)	715,561

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)
477,097 shares (cost $4,591,372)	7,561,991

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)
643,971 shares (cost $8,028,525)	9,962,232

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)
100,501 shares (cost $1,749,086)	1,772,837

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
1,890,934 shares (cost $55,598,806)	70,720,936

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)
123,876 shares (cost $4,306,898)	5,557,098

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd) 6,020 shares (cost $249,215)	$194,701

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc) 90,127 shares (cost $1,782,157)	2,291,931

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead) 7,956 shares (cost $154,462)	136,280

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)
1,936 shares (cost $14,294)	14,310

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)
328 shares (cost $3,339)	3,366

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
110,065 shares (cost $1,218,223)	1,248,135

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
3,079,196 shares (cost $71,735,301)	73,623,577

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)
2,034,040 shares (cost $87,818,886)	91,775,888

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
2,603,105 shares (cost $16,535,354)	15,566,566

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)
270,430 shares (cost $1,744,906)	1,611,764

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
683,759 shares (cost $9,786,571)	17,312,773

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)
239,889 shares (cost $5,336,141)	6,042,793

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)
1,270,518 shares (cost $19,102,565)	21,052,491

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)
2,730,078 shares (cost $70,765,464)	76,169,184

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
280,698 shares (cost $3,492,437)	3,556,446

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)
200,620 shares (cost $3,142,035)	4,487,873

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)
290,342 shares (cost $9,548,340)	10,446,498

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
113,334 shares (cost $1,515,529)	1,421,202

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)
267,823 shares (cost $6,007,872)	7,081,239

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)
85,786 shares (cost $1,042,501)	1,025,146

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)
62,043 shares (cost $763,472)	782,977

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)
53,225 shares (cost $690,615)	692,459

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)
190,470 shares (cost $2,632,367)	3,039,896

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)
39,981 shares (cost $607,760)	822,809

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)
134,515 shares (cost $2,425,748)	$2,714,504

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)
103,944 shares (cost $1,672,779)	1,736,908

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)
73,049 shares (cost $1,284,474)	1,264,486

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)
206,704 shares (cost $3,911,343)	4,053,459

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)
180,050 shares (cost $3,225,197)	3,129,277

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)
8,420 shares (cost $247,137)	261,678

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)
104,871 shares (cost $3,230,483)	4,278,728

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)
267,724 shares (cost $1,099,535)	1,386,809

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)
11,303 shares (cost $145,168)	150,218

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)
97,225 shares (cost $5,300,419)	6,298,209

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)
75,628 shares (cost $3,687,842)	4,878,735

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd)
281,267 shares (cost $3,642,729)	3,656,467

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)
20,287 shares (cost $193,057)	239,795

MFS VIT – Value Series – Initial Class (MFSValue)
87,589 shares (cost $1,284,263)	1,335,728

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)
51,089 shares (cost $981,744)	988,565

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)
80,626 shares (cost $936,054)	904,621

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)
57,093 shares (cost $1,367,691)	1,488,979

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)
8,237 shares (cost $368,961)	358,802

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)
22,205 shares (cost $1,510,203)	1,602,296

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)
26,399 shares (cost $208,159)	201,689

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)
86,843 shares (cost $694,583)	662,615

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)
159,394 shares (cost $2,446,819)	3,603,904

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)
350,846 shares (cost $6,727,851)	7,925,608

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)
188,596 shares (cost $2,436,140)	2,312,188

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)
203,907 shares (cost $2,706,558)	$2,866,934

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)
71,857 shares (cost $944,257)	782,526

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)
34,337 shares (cost $366,274)	404,145

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)
46,463 shares (cost $523,297)	548,260

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)
108,233 shares (cost $416,291)	556,315

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)
148,377 shares (cost $717,520)	768,592

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)
971,582 shares (cost $11,423,027)	11,299,495

Nationwide VIT – Growth Fund – Class I (NVITGrowth)
1,210,997 shares (cost $15,078,577)	17,559,464

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)
33,216 shares (cost $378,466)	385,975

Nationwide VIT – International Value Fund – Class I (NVITIntValI)
38,730 shares (cost $614,704)	677,008

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)
125,378 shares (cost $2,223,248)	2,185,334

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)
332,338 shares (cost $4,371,158)	4,519,790

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)
86,587 shares (cost $902,778)	900,508

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)
564,994 shares (cost $6,586,962)	7,028,530

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)
554,000 shares (cost $6,723,538)	7,390,366

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)
198,793 shares (cost $2,235,365)	2,256,300

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)
36,849 shares (cost $1,005,444)	1,198,692

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)
349,836 shares (cost $5,914,001)	6,709,860

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)
36,100,441 shares (cost $36,100,441)	36,100,441

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr)
95,477 shares (cost $1,649,364)	1,719,537

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal)
898,029 shares (cost $10,845,901)	8,872,529

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp)
1,240,192 shares (cost $26,609,627)	27,544,669

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)
5,585,888 shares (cost $72,950,078)	75,912,216

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)
56,399 shares (cost $773,976)	735,448

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)
71,714 shares (cost $837,134)	$925,823

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)
82,640 shares (cost $998,563)	950,359

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)
165,125 shares (cost $1,628,560)	1,628,131

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)
19,898 shares (cost $253,950)	260,265

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)
6,905 shares (cost $100,660)	100,122

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)
1,006,327 shares (cost $10,363,883)	19,422,115

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)
87,633 shares (cost $1,297,720)	1,849,922

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)
33,606 shares (cost $467,661)	457,371

Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S (NBTAMCGrS)
30,362 shares (cost $771,979)	854,089

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)
1,349,518 shares (cost $22,968,805)	28,029,484

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)
16,038 shares (cost $286,455)	278,576

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)
25,856 shares (cost $422,324)	463,088

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)
765,508 shares (cost $11,717,547)	12,561,987

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)
222,759 shares (cost $7,263,703)	10,509,747

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)
978,600 shares (cost $10,780,903)	10,823,312

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)
220,838 shares (cost $7,521,202)	8,131,252

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)
877,535 shares (cost $21,177,746)	32,117,768

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)
12,893 shares (cost $106,078)	102,885

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)
55,603 shares (cost $456,051)	442,047

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)
65,539 shares (cost $1,211,515)	1,192,816

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)
76,597 shares (cost $1,720,425)	1,961,658

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)
23,666 shares (cost $1,130,700)	1,279,616

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)
4,593 shares (cost $118,136)	106,181

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)
26,599 shares (cost $496,888)	504,315

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)
2,318 shares (cost $65,317)	$73,548

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
57,232 shares (cost $665,862)	669,618

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
64,041 shares (cost $1,585,540)	1,514,571

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)
80,176 shares (cost $394,119)	396,873

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)
278,159 shares (cost $8,716,033)	8,483,853

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)
267,346 shares (cost $3,177,606)	3,240,230

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)
509,596 shares (cost $10,245,788)	14,125,996

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)
382,297 shares (cost $11,314,991)	15,746,819

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)
48,562 shares (cost $553,303)	562,353

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)
276,097 shares (cost $2,357,188)	2,355,104

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)
728,898 shares (cost $16,031,676)	16,072,195

Wells Fargo AVT – Discovery FundSM (WFVDisc)
448,567 shares (cost $5,471,768)	9,020,686

Wells Fargo AVT – Opportunity FundSM (WFVOpp)
1,432,748 shares (cost $28,110,655)	31,563,436

Total Investments	1,012,418,914

Accounts Receivable	183,495

Total Assets	1,012,602,409

Accounts Payable	–

Contract Owners Equity (note 7)	$1,012,602,409

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVGrIncA	AlVSmMdCpA	ACVPBal	ACVPCapAp
Reinvested dividends	$16,047,604	5,496	–	–	16,764	15,038	105,996	–
Mortality and expense risk charges (note 3)	(5,995,014)	(6,372)	(853)	(2,516)	(4,820)	(8,035)	(30,786)	(113,921)

Net investment income (loss)	10,052,590	(876)	(853)	(2,516)	11,944	7,003	75,210	(113,921)

Proceeds from mutual fund shares sold	211,008,828	749,472	236,142	93,181	443,654	997,512	894,354	2,288,328
Cost of mutual fund shares sold	(182,140,052)	(627,736)	(223,532)	(69,034)	(383,608)	(878,225)	(797,443)	(1,481,279)

Realized gain (loss) on investments	28,868,776	121,736	12,610	24,147	60,046	119,287	96,911	807,049
Change in unrealized gain (loss) on investments	1,175,696	(153,770)	4,289	(31,006)	(79,613)	(219,358)	(207,365)	5,759,766

Net gain (loss) on investments	30,044,472	(32,034)	16,899	(6,859)	(19,567)	(100,071)	(110,454)	6,566,815

Reinvested capital gains	59,266,158	51,237	–	51,509	56,897	111,212	258,071	–

Net increase (decrease) in contract owners’ equity resulting from operations	$99,363,220	18,327	16,046	42,134	49,274	18,144	222,827	6,452,894

Investment activity:	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal	ACVPVista1
Reinvested dividends	$64,325	36,865	71,251	16,339	8,591	–	232,053	–
Mortality and expense risk charges (note 3)	(19,276)	(4,204)	(58,730)	(14,767)	(7,231)	(3,189)	(80,694)	(3,330)

Net investment income (loss)	45,049	32,661	12,521	1,572	1,360	(3,189)	151,359	(3,330)

Proceeds from mutual fund shares sold	1,178,088	368,796	2,741,145	325,208	737,710	125,492	4,185,429	730,760
Cost of mutual fund shares sold	(667,236)	(378,745)	(1,318,236)	(265,256)	(697,024)	(116,800)	(3,550,268)	(660,530)

Realized gain (loss) on investments	510,852	(9,949)	1,422,909	59,952	40,686	8,692	635,161	70,230
Change in unrealized gain (loss) on investments	(556,432)	48,315	148,771	350,687	(94,273)	110,894	(2,727,985)	86,032

Net gain (loss) on investments	(45,580)	38,366	1,571,680	410,639	(53,587)	119,586	(2,092,824)	156,262

Reinvested capital gains	–	–	–	–	13,080	–	1,203,357	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(531)	71,027	1,584,201	412,211	(39,147)	116,397	(738,108)	152,932

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap	DryStkIx	DryVApp	DryVDevLd	DryVGroInc
Reinvested dividends	$–	83,974	–	7,542	1,278,701	93,816	2,143	17,911
Mortality and expense risk charges (note 3)	(5,020)	(42,408)	(63,195)	(10,927)	(431,654)	(35,695)	(1,582)	(12,962)

Net investment income (loss)	(5,020)	41,566	(63,195)	(3,385)	847,047	58,121	561	4,949

Proceeds from mutual fund shares sold	399,098	1,495,179	1,592,175	781,361	11,068,196	1,142,001	172,902	360,185
Cost of mutual fund shares sold	(290,428)	(842,362)	(907,245)	(613,148)	(11,053,247)	(748,322)	(171,372)	(281,700)

Realized gain (loss) on investments	108,670	652,817	684,930	168,213	14,949	393,679	1,530	78,485
Change in unrealized gain (loss) on investments	(126,367)	457,108	(729,126)	(260,015)	2,668,625	(74,888)	(63,224)	(14,780)

Net gain (loss) on investments	(17,697)	1,109,925	(44,196)	(91,802)	2,683,574	318,791	(61,694)	63,705

Reinvested capital gains	–	–	–	80,999	–	–	37,460	107,884

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,717)	1,151,491	(107,391)	(14,188)	3,530,621	376,912	(23,673)	176,538

Investment activity:	FedAmLead	FedCapAp	FedMrkOp	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPHIR
Reinvested dividends	$2,840	77	18	64,318	1,402,843	698,818	1,310,798	134,135
Mortality and expense risk charges (note 3)	(983)	(85)	(14)	(8,183)	(475,675)	(525,924)	(102,335)	(3,886)

Net investment income (loss)	1,857	(8)	4	56,135	927,168	172,894	1,208,463	130,249

Proceeds from mutual fund shares sold	64,154	9,503	3,259	325,170	8,759,064	9,539,558	5,865,992	319,436
Cost of mutual fund shares sold	(67,201)	(7,783)	(3,316)	(348,405)	(7,397,394)	(10,477,094)	(6,045,948)	(323,880)

Realized gain (loss) on investments	(3,047)	1,720	(57)	(23,235)	1,361,670	(937,536)	(179,956)	(4,444)
Change in unrealized gain (loss) on investments	(37,768)	(1,071)	27	25,413	(7,496,224)	20,372,292	(589,939)	(133,142)

Net gain (loss) on investments	(40,815)	649	(30)	2,178	(6,134,554)	19,434,756	(769,895)	(137,586)

Reinvested capital gains	21,161	–	–	–	6,185,875	75,097	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,797)	641	(26)	58,313	978,489	19,682,747	438,568	(7,337)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPOv	FidVIPOvSR	FidVIPAM	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS
Reinvested dividends	$578,448	181,133	1,253,683	686,413	146,290	–	72,569	14,773
Mortality and expense risk charges (note 3)	(101,705)	(29,910)	(127,607)	(430,620)	(18,055)	(26,879)	(58,040)	(9,518)

Net investment income (loss)	476,743	151,223	1,126,076	255,793	128,235	(26,879)	14,529	5,255

Proceeds from mutual fund shares sold	3,167,179	1,406,623	2,693,031	9,194,612	717,226	766,393	2,427,924	1,716,288
Cost of mutual fund shares sold	(1,568,711)	(1,083,583)	(2,841,731)	(7,092,823)	(715,271)	(423,409)	(2,030,234)	(1,604,127)

Realized gain (loss) on investments	1,598,468	323,040	(148,700)	2,101,789	1,955	342,984	397,690	112,161
Change in unrealized gain (loss) on investments	(557,205)	(23,209)	1,290,334	(9,286,236)	607	569,338	90,453	(237,678)

Net gain (loss) on investments	1,041,263	299,831	1,141,634	(7,184,447)	2,562	912,322	488,143	(125,517)

Reinvested capital gains	1,185,300	366,243	573,845	18,328,735	–	–	879,087	196,544

Net increase (decrease) in contract owners’ equity resulting from operations	$2,703,306	817,297	2,841,555	11,400,081	130,797	885,443	1,381,759	76,282

Investment activity:	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPDevMrk3	FrVIPForSec	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$6,232	24,207	15,708	13,796	50,834	22,975	44,225	27,088
Mortality and expense risk charges (note 3)	(26,992)	(1,763)	(3,367)	(2,958)	(12,523)	(5,522)	(10,242)	(5,069)

Net investment income (loss)	(20,760)	22,444	12,341	10,838	38,311	17,453	33,983	22,019

Proceeds from mutual fund shares sold	1,435,344	109,311	190,686	112,856	635,633	488,515	276,009	279,144
Cost of mutual fund shares sold	(1,257,175)	(100,044)	(151,998)	(101,906)	(486,893)	(332,484)	(213,108)	(263,546)

Realized gain (loss) on investments	178,169	9,267	38,688	10,950	148,740	156,031	62,901	15,598
Change in unrealized gain (loss) on investments	1,369,655	(22,637)	(17,734)	(1,752)	177,835	(74,954)	97,283	52,885

Net gain (loss) on investments	1,547,824	(13,370)	20,954	9,198	326,575	81,077	160,184	68,483

Reinvested capital gains	287,074	20,602	21,697	23,865	168,029	47,573	95,906	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,814,138	29,676	54,992	43,901	532,915	146,103	290,073	90,502

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FrVIPIncSec2	FrVIPRisDiv	FrVIPSCapV1	JAspBal	JAspForty	JAspGlTechS	JAspRMgCore	JAspIntGroS2
Reinvested dividends	$28,341	112,850	31,969	4,965	6,010	4,567	757	24,976
Mortality and expense risk charges (note 3)	(4,516)	(24,928)	(20,959)	(1,304)	(18,109)	(6,640)	(1,150)	(28,961)

Net investment income (loss)	23,825	87,922	11,010	3,661	(12,099)	(2,073)	(393)	(3,985)

Proceeds from mutual fund shares sold	184,819	1,115,275	969,057	243,508	1,134,169	345,828	271,827	2,135,502
Cost of mutual fund shares sold	(170,986)	(879,219)	(847,599)	(201,461)	(695,018)	(229,951)	(262,985)	(1,586,965)

Realized gain (loss) on investments	13,833	236,056	121,458	42,047	439,151	115,877	8,842	548,537
Change in unrealized gain (loss) on investments	(35,376)	(509,454)	(487,268)	(18,385)	540,465	112,471	4,969	655,312

Net gain (loss) on investments	(21,543)	(273,398)	(365,810)	23,662	979,616	228,348	13,811	1,203,849

Reinvested capital gains	5,256	63,951	244,614	–	–	–	1,665	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,538	(121,525)	(110,186)	27,323	967,517	226,275	15,083	1,199,864

Investment activity:	JAspIntGroS	LBTShrtDBd	MFSInvGrSt	MFSValue	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2
Reinvested dividends	$21,192	100,898	904	11,161	17,787	51,410	33,315	4,303
Mortality and expense risk charges (note 3)	(30,374)	(20,953)	(1,562)	(6,638)	(3,347)	(3,107)	(6,622)	(315)

Net investment income (loss)	(9,182)	79,945	(658)	4,523	14,440	48,303	26,693	3,988

Proceeds from mutual fund shares sold	3,169,721	1,609,594	92,727	553,576	108,637	208,815	224,714	2,958
Cost of mutual fund shares sold	(1,856,462)	(1,650,263)	(74,701)	(450,208)	(99,627)	(200,160)	(194,453)	(2,921)

Realized gain (loss) on investments	1,313,259	(40,669)	18,026	103,368	9,010	8,655	30,261	37
Change in unrealized gain (loss) on investments	(135,689)	120,290	9,766	(52,992)	(652)	(41,696)	90,156	(10,159)

Net gain (loss) on investments	1,177,570	79,621	27,792	50,376	8,358	(33,041)	120,417	(10,122)

Reinvested capital gains	–	–	–	19,114	372	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,168,388	159,566	27,134	74,013	23,170	15,262	147,110	(6,134)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITGrowth2	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITGlUtl	NVITIntGro	NVITGlFin
Reinvested dividends	$8,104	16,747	50,813	20,439	37,463	58,318	9,978	30,215
Mortality and expense risk charges (note 3)	(6,992)	(968)	(3,404)	(20,663)	(26,290)	(16,023)	(18,246)	(5,701)

Net investment income (loss)	1,112	15,779	47,409	(224)	11,173	42,295	(8,268)	24,514

Proceeds from mutual fund shares sold	204,064	62,990	403,234	530,602	1,680,633	1,585,161	2,656,143	409,125
Cost of mutual fund shares sold	(173,600)	(62,741)	(409,618)	(281,448)	(1,187,362)	(1,297,810)	(2,215,451)	(403,776)

Realized gain (loss) on investments	30,464	249	(6,384)	249,154	493,271	287,351	440,692	5,349
Change in unrealized gain (loss) on investments	67,722	(9,291)	(35,536)	491,434	741,466	(356,418)	(153,096)	(173,066)

Net gain (loss) on investments	98,186	(9,042)	(41,920)	740,588	1,234,737	(69,067)	287,596	(167,717)

Reinvested capital gains	352	–	–	301,255	488,860	421,869	203,237	127,951

Net increase (decrease) in contract owners’ equity resulting from operations	$99,650	6,737	5,489	1,041,619	1,734,770	395,097	482,565	(15,252)

Investment activity:	NVITGlHlth	NVITGlHlth3	NVITGlTech	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx6	NVITIntValI
Reinvested dividends	$345	417	–	–	497,772	29,788	3,899	16,267
Mortality and expense risk charges (note 3)	(3,218)	(2,447)	(3,531)	(2,437)	(66,924)	(113,009)	(1,251)	(4,379)

Net investment income (loss)	(2,873)	(2,030)	(3,531)	(2,437)	430,848	(83,221)	2,648	11,888

Proceeds from mutual fund shares sold	91,233	354,938	134,120	164,517	2,260,546	2,032,839	9,610	237,355
Cost of mutual fund shares sold	(85,169)	(337,040)	(93,975)	(134,730)	(2,431,785)	(3,842,896)	(7,454)	(195,010)

Realized gain (loss) on investments	6,064	17,898	40,145	29,787	(171,239)	(1,810,057)	2,156	42,345
Change in unrealized gain (loss) on investments	40,103	24,158	55,567	28,926	444,552	4,820,907	5,211	(84,773)

Net gain (loss) on investments	46,167	42,056	95,712	58,713	273,313	3,010,850	7,367	(42,428)

Reinvested capital gains	8,521	8,113	–	–	–	–	543	55,037

Net increase (decrease) in contract owners’ equity resulting from operations	$51,815	48,139	92,181	56,276	704,161	2,927,629	10,558	24,497

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	NVITMdCpGr	NVITMidCap
Reinvested dividends	$48,651	85,275	24,477	193,841	169,990	73,275	–	98,801
Mortality and expense risk charges (note 3)	(12,359)	(24,917)	(3,881)	(40,657)	(46,009)	(18,649)	(8,719)	(40,733)

Net investment income (loss)	36,292	60,358	20,596	153,184	123,981	54,626	(8,719)	58,068

Proceeds from mutual fund shares sold	491,026	625,039	324,847	2,203,109	1,426,472	1,841,540	600,219	1,727,404
Cost of mutual fund shares sold	(410,502)	(516,681)	(319,421)	(1,838,832)	(1,123,539)	(1,701,161)	(395,608)	(1,148,739)

Realized gain (loss) on investments	80,524	108,358	5,426	364,277	302,933	140,379	204,611	578,665
Change in unrealized gain (loss) on investments	(227,805)	(142,271)	(7,091)	(250,262)	(198,904)	(125,658)	(66,657)	(339,345)

Net gain (loss) on investments	(147,281)	(33,913)	(1,665)	114,015	104,029	14,721	137,954	239,320

Reinvested capital gains	158,785	143,661	12,858	112,849	149,917	60,436	–	212,900

Net increase (decrease) in contract owners’ equity resulting from operations	$47,796	170,106	31,789	380,048	377,927	129,783	129,235	510,288

Investment activity:	NVITMyMkt	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro	NVITVKVal
Reinvested dividends	$1,473,769	–	120,810	26,489	822,045	7,953	–	17,742
Mortality and expense risk charges (note 3)	(173,543)	(8,972)	(58,741)	(167,158)	(505,231)	(3,697)	(4,206)	(5,382)

Net investment income (loss)	1,300,226	(8,972)	62,069	(140,669)	316,814	4,256	(4,206)	12,360

Proceeds from mutual fund shares sold	23,889,368	612,903	3,933,491	4,508,335	8,198,880	176,505	451,088	369,337

Cost of mutual fund shares sold	(23,889,368)	(571,470)	(3,844,342)	(3,462,290)	(11,139,266)	(166,634)	(437,393)	(324,840)

Realized gain (loss) on investments	–	41,433	89,149	1,046,045	(2,940,386)	9,871	13,695	44,497
Change in unrealized gain (loss) on investments	–	88,470	(2,150,010)	(4,422,642)	4,596,818	(52,502)	140,753	(124,443)

Net gain (loss) on investments	–	129,903	(2,060,861)	(3,376,597)	1,656,432	(42,631)	154,448	(79,946)

Reinvested capital gains	–	–	1,325,777	4,100,839	3,721,687	109,742	–	44,501

Net increase (decrease) in contract owners’ equity resulting from operations	$1,300,226	120,931	(673,015)	583,573	5,694,933	71,367	150,242	(23,085)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMltSec	NBTBal	NBTAFasc	NBTAGro	NBTAGuard	NBTAInt	NBTAMCGrS	NBTAPart
Reinvested dividends	$61,169	746	–	–	5,093	7,567	–	178,199
Mortality and expense risk charges (note 3)	(8,885)	(540)	(597)	(119,531)	(11,677)	(2,278)	(4,448)	(152,561)

Net investment income (loss)	52,284	206	(597)	(119,531)	(6,584)	5,289	(4,448)	25,638

Proceeds from mutual fund shares sold	470,582	158,188	117,561	2,597,244	361,596	97,373	484,107	2,980,939
Cost of mutual fund shares sold	(477,009)	(139,043)	(115,865)	(1,164,217)	(220,860)	(79,800)	(397,786)	(2,121,564)

Realized gain (loss) on investments	(6,427)	19,145	1,696	1,433,027	140,736	17,573	86,321	859,375
Change in unrealized gain (loss) on investments	12,993	515	(2,811)	2,424,218	(6,334)	(42,678)	57,288	(1,353,429)

Net gain (loss) on investments	6,566	19,660	(1,115)	3,857,245	134,402	(25,105)	143,609	(494,054)

Reinvested capital gains	73	–	757	–	–	27,077	–	2,788,543

Net increase (decrease) in contract owners’ equity resulting from operations	$58,923	19,866	(955)	3,737,714	127,818	7,261	139,161	2,320,127

Investment activity:	NBTARegS	NBTSocRes	OppBal	OppCapAp	OppBdFd	OppGlSec3	OppGlSec	OppHighInc3
Reinvested dividends	$1,751	429	343,427	25,388	584,983	98,713	474,725	–
Mortality and expense risk charges (note 3)	(1,132)	(2,546)	(82,654)	(67,670)	(60,074)	(45,691)	(204,699)	(302)

Net investment income (loss)	619	(2,117)	260,773	(42,282)	524,909	53,022	270,026	(302)

Proceeds from mutual fund shares sold	228,816	205,146	2,219,469	2,456,759	2,049,550	898,899	6,613,068	2,431
Cost of mutual fund shares sold	(229,107)	(169,086)	(2,194,819)	(1,509,042)	(1,975,446)	(714,342)	(4,000,494)	(2,511)

Realized gain (loss) on investments	(291)	36,060	24,650	947,717	74,104	184,557	2,612,574	(80)
Change in unrealized gain (loss) on investments	(9,805)	(5,060)	(925,301)	489,293	(188,237)	(204,740)	(2,586,681)	(3,193)

Net gain (loss) on investments	(10,096)	31,000	(900,651)	1,437,010	(114,133)	(20,183)	25,893	(3,273)

Reinvested capital gains	11,358	1,612	1,074,036	–	–	359,391	1,725,651	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,881	30,495	434,158	1,394,728	410,776	392,230	2,021,570	(3,575)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	OppHighInc	OppMStSCap	OppMSt	OppMidCap	PVTGroInc	PVTIntlEq	PVTVoygr	TRoeBlChip2
Reinvested dividends	$45,481	4,279	21,148	–	1,506	12,504	–	567
Mortality and expense risk charges (note 3)	(3,667)	(7,444)	(10,126)	(9,076)	(696)	(2,769)	(267)	(2,417)

Net investment income (loss)	41,814	(3,165)	11,022	(9,076)	810	9,735	(267)	(1,850)

Proceeds from mutual fund shares sold	1,077,234	359,316	736,396	586,964	8,962	85,717	19,911	715,098
Cost of mutual fund shares sold	(1,084,172)	(351,262)	(558,136)	(470,669)	(9,053)	(65,418)	(16,488)	(652,932)

Realized gain (loss) on investments	(6,938)	8,054	178,260	116,295	(91)	20,299	3,423	62,166
Change in unrealized gain (loss) on investments	(38,746)	(76,840)	(99,839)	(10,721)	(25,028)	(53,099)	917	(20,940)

Net gain (loss) on investments	(45,684)	(68,786)	78,421	105,574	(25,119)	(32,800)	4,340	41,226

Reinvested capital gains	–	45,630	–	–	17,302	54,130	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,870)	(26,321)	89,443	96,498	(7,007)	31,065	4,073	39,376

Investment activity:	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBd	VEWrldEMkt	VEWrldHAs	VKUCorPlus	VKUEmMkt
Reinvested dividends	$23,154	9,051	45,684	167,502	54,597	15,105	12,373	184,643
Mortality and expense risk charges (note 3)	(8,475)	(1,139)	(56,119)	(18,953)	(71,571)	(79,210)	(2,365)	(11,833)

Net investment income (loss)	14,679	7,912	(10,435)	148,549	(16,974)	(64,105)	10,008	172,810

Proceeds from mutual fund shares sold	541,090	290,955	919,421	681,053	3,411,793	3,542,554	419,036	964,037
Cost of mutual fund shares sold	(484,751)	(288,816)	(1,203,279)	(743,635)	(1,773,105)	(1,839,394)	(416,487)	(1,005,622)

Realized gain (loss) on investments	56,339	2,139	(283,858)	(62,582)	1,638,688	1,703,160	2,549	(41,585)
Change in unrealized gain (loss) on investments	(144,478)	2,506	885,971	154,431	82,871	1,644,501	8,225	(66,085)

Net gain (loss) on investments	(88,139)	4,645	602,113	91,849	1,721,559	3,347,661	10,774	(107,670)

Reinvested capital gains	90,216	–	–	–	2,156,585	1,473,529	–	78,893

Net increase (decrease) in contract owners’ equity resulting from operations	$16,756	12,557	591,678	240,398	3,861,170	4,757,085	20,782	144,033

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VKUUSRE	WFVDisc	WFVOpp
Reinvested dividends	$253,725	–	205,981
Mortality and expense risk charges (note 3)	(138,412)	(51,938)	(205,408)

Net investment income (loss)	115,313	(51,938)	573

Proceeds from mutual fund shares sold	8,314,603	1,310,106	4,906,176
Cost of mutual fund shares sold	(4,375,496)	(663,611)	(4,812,965)

Realized gain (loss) on investments	3,939,107	646,495	93,211
Change in unrealized gain (loss) on investments	(9,669,937)	1,097,061	(2,882,045)

Net gain (loss) on investments	(5,730,830)	1,743,556	(2,788,834)

Reinvested capital gains	1,981,393	–	4,826,981

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,634,124)	1,691,618	2,038,720

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMBValue		AIMCapAp		AIMCapDev
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,052,590	8,458,577	(876)	(340)	(853)	(518)	(2,516)	(2,227)
Realized gain (loss) on investments	28,868,776	15,670,805	121,736	34,978	12,610	9,324	24,147	44,552
Change in unrealized gain (loss) on investments	1,175,696	59,883,124	(153,770)	26,733	4,289	(2,526)	(31,006)	(2,722)
Reinvested capital gains	59,266,158	33,553,421	51,237	55,210	–	–	51,509	6,748

Net increase (decrease) in contract owners’ equity resulting from operations	99,363,220	117,565,927	18,327	116,581	16,046	6,280	42,134	46,351

Equity transactions:
Purchase payments received from contract owners (note 6)	55,497,734	57,002,649	57,807	53,182	2,406	1,925	18,311	20,007
Transfers between funds	–	–	(423,267)	423,535	291,250	(18,532)	243,796	113,190
Surrenders (note 6)	(68,359,807)	(69,702,501)	(48,933)	(14,004)	(1,849)	(1,854)	(32,818)	(3,655)
Death benefits (note 4)	(5,434,611)	(5,384,769)	(2,325)	(1,660)	–	–	–	(821)
Net policy repayments (loans) (note 5)	(4,131,238)	(3,089,028)	2,583	(24,667)	(13,302)	31	5	(4,123)
Deductions for surrender charges (note 2d)	(145,897)	(622,220)	–	(22)	–	–	–	(808)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,157,865)	(44,413,062)	(33,736)	(30,050)	(6,562)	(4,257)	(19,916)	(16,711)
Asset charges (note 3):
MSP contracts	(443,125)	(424,218)	(24)	(19)	(62)	(35)	(191)	(72)
LSFP contracts	(477,048)	(461,922)	(133)	(118)	–	–	(272)	(231)
Adjustments to maintain reserves	63,926	956,504	14	(26)	25	18	27	22

Net equity transactions	(67,587,931)	(66,138,567)	(448,014)	406,151	271,906	(22,704)	208,942	106,798

Net change in contract owners’ equity	31,775,289	51,427,360	(429,687)	522,732	287,952	(16,424)	251,076	153,149
Contract owners’ equity beginning of period	980,827,120	929,399,760	1,324,164	801,432	68,206	84,630	396,749	243,600

Contract owners’ equity end of period	$1,012,602,409	980,827,120	894,477	1,324,164	356,158	68,206	647,825	396,749

CHANGES IN UNITS:
Beginning units	39,194,736	40,704,624	77,830	53,106	4,562	5,992	21,102	15,036

Units purchased	9,576,655	10,587,187	3,057	32,232	18,196	2,692	14,928	10,145
Units redeemed	(11,003,143)	(12,097,075)	(28,863)	(7,508)	(1,448)	(4,122)	(4,854)	(4,079)

Ending units	37,768,248	39,194,736	52,024	77,830	21,310	4,562	31,176	21,102

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVGrIncA		AlVSmMdCpA		ACVPBal		ACVPCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,944	9,548	7,003	(2,225)	75,210	68,582	(113,921)	(96,111)
Realized gain (loss) on investments	60,046	35,576	119,287	30,805	96,911	34,165	807,049	330,891
Change in unrealized gain (loss) on investments	(79,613)	53,118	(219,358)	46,899	(207,365)	7,456	5,759,766	1,928,710
Reinvested capital gains	56,897	52,880	111,212	70,543	258,071	343,547	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	49,274	151,122	18,144	146,022	222,827	453,750	6,452,894	2,163,490

Equity transactions:
Purchase payments received from contract owners (note 6)	92,686	115,628	101,090	90,901	247,508	327,424	820,317	765,972
Transfers between funds	(97,308)	22,114	(164,777)	63,950	(281,095)	(442,403)	1,808,115	(211,697)
Surrenders (note 6)	(113,037)	(103,010)	(54,820)	(31,726)	(238,164)	(394,033)	(1,226,171)	(1,198,454)
Death benefits (note 4)	–	–	–	–	(12,260)	(12,437)	(105,352)	(165,926)
Net policy repayments (loans) (note 5)	(3,921)	(13,854)	(22,625)	(27,219)	(11,028)	(52,335)	(21,094)	(94,347)
Deductions for surrender charges (note 2d)	–	(1,956)	–	(1,877)	(433)	(3,701)	(983)	(3,610)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,072)	(35,794)	(51,287)	(38,224)	(233,628)	(246,231)	(822,833)	(767,284)
Asset charges (note 3):
MSP contracts	(1,045)	(1,147)	(515)	(334)	(4,305)	(4,975)	(7,062)	(5,771)
LSFP contracts	(1,796)	(1,365)	(319)	(129)	(1,120)	(1,147)	(2,664)	(2,500)
Adjustments to maintain reserves	2	34	2	106	42	822	58,330	126,244

Net equity transactions	(159,491)	(19,350)	(193,251)	55,448	(534,483)	(829,016)	500,603	(1,557,373)

Net change in contract owners’ equity	(110,217)	131,772	(175,107)	201,470	(311,656)	(375,266)	6,953,497	606,117
Contract owners’ equity beginning of period	1,062,918	931,146	1,223,447	1,021,977	5,019,451	5,394,717	14,557,959	13,951,842

Contract owners’ equity end of period	$952,701	1,062,918	1,048,340	1,223,447	4,707,795	5,019,451	21,511,456	14,557,959

CHANGES IN UNITS:
Beginning units	63,416	64,958	62,084	59,044	225,298	264,940	607,730	720,786

Units purchased	12,276	13,974	9,288	14,297	32,345	27,737	177,481	104,513
Units redeemed	(21,532)	(15,516)	(18,934)	(11,257)	(56,223)	(67,379)	(145,159)	(217,569)

Ending units	54,160	63,416	52,438	62,084	201,420	225,298	640,052	607,730

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPIncGr		ACVPInflPro2		ACVPInt		ACVPInt3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$45,049	44,231	32,661	25,187	12,521	101,478	1,572	11,159
Realized gain (loss) on investments	510,852	255,013	(9,949)	(8,698)	1,422,909	854,426	59,952	267,118
Change in unrealized gain (loss) on investments	(556,432)	243,170	48,315	(8,024)	148,771	1,225,587	350,687	148,652
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(531)	542,414	71,027	8,465	1,584,201	2,181,491	412,211	426,929

Equity transactions:
Purchase payments received from contract owners (note 6)	133,766	137,970	35,325	35,285	26,424	10,447	442,168	565,664
Transfers between funds	(409,736)	(164,490)	36,554	(107,852)	(738,490)	(861,287)	824,237	(106,353)
Surrenders (note 6)	(218,369)	(308,975)	(52,612)	(180,674)	(1,237,535)	(581,619)	(352,754)	(220,922)
Death benefits (note 4)	(32,341)	(10,551)	(3,138)	(316)	(59,007)	(12,907)	(7,370)	(872)
Net policy repayments (loans) (note 5)	(56,271)	46,341	(11,805)	(24,236)	(133,378)	(124,163)	179,491	83,718
Deductions for surrender charges (note 2d)	(398)	(5,700)	–	(2,081)	(1,611)	(7,053)	(245)	(1,813)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(137,906)	(148,138)	(30,268)	(38,167)	(340,495)	(374,063)	(123,406)	(91,911)
Asset charges (note 3):
MSP contracts	(2,763)	(2,367)	(810)	(873)	(2,803)	(2,785)	(475)	(731)
LSFP contracts	(1,023)	(977)	(673)	(474)	(5,027)	(5,694)	(2,018)	(1,311)
Adjustments to maintain reserves	21	42	(117)	160	70	85	5	64

Net equity transactions	(725,020)	(456,845)	(27,544)	(319,228)	(2,491,852)	(1,959,039)	959,633	225,533

Net change in contract owners’ equity	(725,551)	85,569	43,483	(310,763)	(907,651)	222,452	1,371,844	652,462
Contract owners’ equity beginning of period	3,723,774	3,638,205	863,816	1,174,579	10,207,189	9,984,737	2,206,347	1,553,885

Contract owners’ equity end of period	$2,998,223	3,723,774	907,299	863,816	9,299,538	10,207,189	3,578,191	2,206,347

CHANGES IN UNITS:
Beginning units	261,470	297,572	78,218	107,722	455,896	549,068	152,658	133,622

Units purchased	22,872	54,380	35,571	11,699	73,717	88,332	110,858	56,124
Units redeemed	(74,400)	(90,482)	(38,703)	(41,203)	(157,955)	(181,504)	(52,954)	(37,088)

Ending units	209,942	261,470	75,086	78,218	371,658	455,896	210,562	152,658

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPMdCpV		ACVPUltra		ACVPVal		ACVPVista1
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,360	2,538	(3,189)	(3,185)	151,359	104,468	(3,330)	(260)
Realized gain (loss) on investments	40,686	20,373	8,692	13,937	635,161	688,599	70,230	719
Change in unrealized gain (loss) on investments	(94,273)	10,804	110,894	(32,309)	(2,727,985)	242,399	86,032	1,061
Reinvested capital gains	13,080	18,160	–	–	1,203,357	1,177,539	–	117

Net increase (decrease) in contract owners’ equity resulting from operations	(39,147)	51,875	116,397	(21,557)	(738,108)	2,213,005	152,932	1,637

Equity transactions:
Purchase payments received from contract owners (note 6)	64,969	31,883	17,833	30,683	576,999	608,706	58,493	2,572
Transfers between funds	550,648	496,403	374,123	(188,618)	(983,577)	(140,596)	1,616,035	10,306
Surrenders (note 6)	(45,347)	(1,559)	(24,736)	(14,930)	(877,514)	(902,976)	(794)	–
Death benefits (note 4)	(4,306)	–	–	–	(51,631)	(8,081)	–	–
Net policy repayments (loans) (note 5)	(7,193)	1,333	(15,111)	(14,299)	(151,157)	(66,301)	(30,428)	(29)
Deductions for surrender charges (note 2d)	–	–	–	(61)	(3,386)	(6,367)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,230)	(9,282)	(24,268)	(22,383)	(492,229)	(499,627)	(26,363)	(2,566)
Asset charges (note 3):
MSP contracts	(576)	(227)	(335)	(345)	(8,495)	(7,479)	(187)	–
LSFP contracts	(215)	(158)	(415)	(602)	(7,460)	(8,181)	(327)	–
Adjustments to maintain reserves	51	(4)	(10)	16	(22)	1,797	(6)	31

Net equity transactions	512,801	518,389	327,081	(210,539)	(1,998,472)	(1,029,105)	1,616,423	10,314

Net change in contract owners’ equity	473,654	570,264	443,478	(232,096)	(2,736,580)	1,183,900	1,769,355	11,951
Contract owners’ equity beginning of period	673,721	103,457	538,896	770,992	14,674,701	13,490,801	41,012	29,061

Contract owners’ equity end of period	$1,147,375	673,721	982,374	538,896	11,938,121	14,674,701	1,810,367	41,012

CHANGES IN UNITS:
Beginning units	49,904	9,176	50,294	69,460	569,670	616,380	3,316	2,548

Units purchased	51,251	41,564	37,950	7,963	107,240	145,948	105,829	2,998
Units redeemed	(13,693)	(836)	(12,198)	(27,129)	(187,720)	(192,658)	(4,039)	(2,230)

Ending units	87,462	49,904	76,046	50,294	489,190	569,670	105,106	3,316

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTGlobSmCp		CSTIntFoc		CSTSmCapGr		DryIPSmCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,020)	(6,024)	41,566	31,381	(63,195)	(78,172)	(3,385)	(4,383)
Realized gain (loss) on investments	108,670	138,726	652,817	513,060	684,930	996,247	168,213	169,056
Change in unrealized gain (loss) on investments	(126,367)	(20,240)	457,108	651,016	(729,126)	(366,875)	(260,015)	45,191
Reinvested capital gains	–	–	–	–	–	–	80,999	43,700

Net increase (decrease) in contract owners’ equity resulting from operations	(22,717)	112,462	1,151,491	1,195,457	(107,391)	551,200	(14,188)	253,564

Equity transactions:
Purchase payments received from contract owners (note 6)	40,676	47,889	317,248	377,303	689,357	775,675	101,584	117,090
Transfers between funds	(77,335)	(48,464)	(723,999)	(150,794)	(629,296)	(1,026,283)	(137,368)	21,029
Surrenders (note 6)	(154,047)	(64,785)	(400,777)	(482,407)	(853,637)	(1,029,079)	(203,532)	(189,949)
Death benefits (note 4)	(15,380)	(28,137)	(33,962)	(57,139)	(25,797)	(25,938)	(6,109)	–
Net policy repayments (loans) (note 5)	40,474	8,868	(46,279)	(56,763)	68,471	(5,522)	(35,405)	(5,330)
Deductions for surrender charges (note 2d)	(105)	(1,512)	(352)	(7,246)	(630)	(18,438)	–	(26)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(32,438)	(44,982)	(324,550)	(328,515)	(530,735)	(613,043)	(76,070)	(79,874)
Asset charges (note 3):
MSP contracts	(471)	(719)	(4,522)	(4,257)	(3,662)	(3,915)	(1,925)	(2,052)
LSFP contracts	(929)	(976)	(6,224)	(6,344)	(7,369)	(9,076)	(1,922)	(1,800)
Adjustments to maintain reserves	47	22	52	172	(92)	262	51	(58)

Net equity transactions	(199,508)	(132,796)	(1,223,365)	(715,990)	(1,293,390)	(1,955,357)	(360,696)	(140,970)

Net change in contract owners’ equity	(222,225)	(20,334)	(71,874)	479,467	(1,400,781)	(1,404,157)	(374,884)	112,594
Contract owners’ equity beginning of period	937,897	958,231	7,634,180	7,154,713	11,363,068	12,767,225	2,147,852	2,035,258

Contract owners’ equity end of period	$715,672	937,897	7,562,306	7,634,180	9,962,287	11,363,068	1,772,968	2,147,852

CHANGES IN UNITS:
Beginning units	61,072	67,546	469,340	517,716	653,228	757,296	139,398	150,290

Units purchased	11,044	13,854	95,551	166,651	132,562	172,749	14,762	36,205
Units redeemed	(21,986)	(20,328)	(161,879)	(215,027)	(195,174)	(276,817)	(37,922)	(47,097)

Ending units	50,130	61,072	403,012	469,340	590,616	653,228	116,238	139,398

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryStkIx		DryVApp		DryVDevLd		DryVGroInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$847,047	789,532	58,121	48,818	561	(711)	4,949	3,586
Realized gain (loss) on investments	14,949	(629,731)	393,679	435,347	1,530	4,376	78,485	1,109
Change in unrealized gain (loss) on investments	2,668,625	10,398,460	(74,888)	398,055	(63,224)	(33,937)	(14,780)	285,427
Reinvested capital gains	–	–	–	–	37,460	37,304	107,884	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,530,621	10,558,261	376,912	882,220	(23,673)	7,032	176,538	290,122

Equity transactions:
Purchase payments received from contract owners (note 6)	3,670,007	4,144,765	272,701	312,847	21,945	31,506	123,182	128,783
Transfers between funds	(3,139,761)	(3,413,229)	(670,433)	(325,424)	(102,081)	9,961	(77,069)	5,480
Surrenders (note 6)	(6,154,095)	(6,390,077)	(312,989)	(208,368)	(47,261)	(83,602)	(103,244)	(208,235)
Death benefits (note 4)	(412,680)	(337,394)	(17,316)	(3,569)	–	(122)	–	(88,276)
Net policy repayments (loans) (note 5)	213,150	(609,188)	(1,192)	(60,634)	(9,423)	(5,510)	(19,680)	3,442
Deductions for surrender charges (note 2d)	(18,138)	(52,509)	(1,254)	(6,416)	(432)	(165)	(599)	(3,525)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,229,990)	(3,403,423)	(215,276)	(234,430)	(17,251)	(23,256)	(116,217)	(119,441)
Asset charges (note 3):
MSP contracts	(29,838)	(29,388)	(1,061)	(1,107)	(19)	(118)	(1,663)	(1,590)
LSFP contracts	(62,431)	(65,134)	(6,678)	(6,453)	(48)	(366)	(3,507)	(2,824)
Adjustments to maintain reserves	(572)	4,280	56	221	(42)	3	(46)	95

Net equity transactions	(9,164,348)	(10,151,297)	(953,442)	(533,333)	(154,612)	(71,669)	(198,843)	(286,091)

Net change in contract owners’ equity	(5,633,727)	406,964	(576,530)	348,887	(178,285)	(64,637)	(22,305)	4,031
Contract owners’ equity beginning of period	76,355,443	75,948,479	6,134,082	5,785,195	373,040	437,677	2,314,371	2,310,340

Contract owners’ equity end of period	$70,721,716	76,355,443	5,557,552	6,134,082	194,755	373,040	2,292,066	2,314,371

CHANGES IN UNITS:
Beginning units	2,637,338	2,948,454	401,382	420,248	24,156	29,256	155,594	177,166

Units purchased	462,178	533,365	49,115	117,685	3,339	6,692	42,891	24,311
Units redeemed	(769,940)	(844,481)	(106,413)	(136,551)	(13,221)	(11,792)	(57,679)	(45,883)

Ending units	2,329,576	2,637,338	344,084	401,382	14,274	24,156	140,806	155,594

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedAmLead		FedCapAp		FedMrkOp		FedQualBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,857	1,651	(8)	46	4	–	56,135	37,075
Realized gain (loss) on investments	(3,047)	(74)	1,720	5,377	(57)	–	(23,235)	(24,945)
Change in unrealized gain (loss) on investments	(37,768)	3,883	(1,071)	(973)	27	–	25,413	38,596
Reinvested capital gains	21,161	22,481	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(17,797)	27,941	641	4,450	(26)	–	58,313	50,726

Equity transactions:
Purchase payments received from contract owners (note 6)	5,363	4,941	562	2,133	140	–	50,537	78,133
Transfers between funds	(49,599)	13,529	4,043	(17,732)	3,406	–	(90,971)	205,525
Surrenders (note 6)	–	(17,795)	(882)	(1,014)	–	–	(31,850)	(57,324)
Death benefits (note 4)	–	–	–	–	–	–	(13,509)	(863)
Net policy repayments (loans) (note 5)	–	–	870	(2,459)	–	–	(21,626)	(13,410)
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	(269)	(261)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,408)	(4,261)	(386)	(1,329)	(154)	–	(60,951)	(69,013)
Asset charges (note 3):
MSP contracts	–	–	–	–	–	–	(1,680)	(1,682)
LSFP contracts	(43)	(47)	–	–	–	–	(412)	(379)
Adjustments to maintain reserves	(45)	29	(8)	(2)	21	–	37	3

Net equity transactions	(48,732)	(3,604)	4,199	(20,403)	3,413	–	(170,694)	140,729

Net change in contract owners’ equity	(66,529)	24,337	4,840	(15,953)	3,387	–	(112,381)	191,455
Contract owners’ equity beginning of period	202,845	178,508	9,499	25,452	–	–	1,360,658	1,169,203

Contract owners’ equity end of period	$136,316	202,845	14,339	9,499	3,387	–	1,248,277	1,360,658

CHANGES IN UNITS:
Beginning units	12,188	12,490	638	1,960	–	–	113,684	100,922

Units purchased	434	3,461	325	458	353	–	14,666	47,356
Units redeemed	(3,494)	(3,763)	(83)	(1,780)	(19)	–	(28,798)	(34,594)

Ending units	9,128	12,188	880	638	334	–	99,552	113,684

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEI		FidVIPGr		FidVIPHI		FidVIPHIR
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$927,168	2,018,674	172,894	(210,949)	1,208,463	1,380,815	130,249	–
Realized gain (loss) on investments	1,361,670	(376,266)	(937,536)	(3,385,408)	(179,956)	(302,665)	(4,444)	–
Change in unrealized gain (loss) on investments	(7,496,224)	2,830,737	20,372,292	8,485,090	(589,939)	869,670	(133,142)	–
Reinvested capital gains	6,185,875	9,044,526	75,097	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	978,489	13,517,671	19,682,747	4,888,733	438,568	1,947,820	(7,337)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	3,345,212	3,692,252	5,096,379	5,488,181	461,252	1,001,448	615,225	–
Transfers between funds	(835,153)	(1,100,538)	(2,056,318)	(5,811,691)	(2,976,142)	780,432	1,026,834	–
Surrenders (note 6)	(4,740,013)	(6,003,272)	(5,366,336)	(5,709,362)	(1,034,168)	(1,783,680)	(184,653)	–
Death benefits (note 4)	(688,300)	(613,030)	(434,382)	(286,030)	(303,082)	(190,989)	(2,404)	–
Net policy repayments (loans) (note 5)	(363,676)	(202,336)	338,138	(585,121)	(172,479)	15,180	242,086	–
Deductions for surrender charges (note 2d)	(8,911)	(37,613)	(13,222)	(41,734)	(657)	(15,389)	(19)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,367,164)	(3,388,475)	(4,194,506)	(4,323,254)	(785,072)	(914,286)	(77,612)	–
Asset charges (note 3):
MSP contracts	(36,311)	(36,652)	(22,609)	(21,734)	(10,762)	(12,781)	(369)	–
LSFP contracts	(28,153)	(29,239)	(28,479)	(28,131)	(8,257)	(9,012)	–	–
Adjustments to maintain reserves	(215)	98,232	(5,751)	294,974	(16)	14,015	482	–

Net equity transactions	(6,722,684)	(7,620,671)	(6,687,086)	(11,023,902)	(4,829,383)	(1,115,062)	1,619,570	–

Net change in contract owners’ equity	(5,744,195)	5,897,000	12,995,661	(6,135,169)	(4,390,815)	832,758	1,612,233	–
Contract owners’ equity beginning of period	79,366,129	73,469,129	78,764,241	84,899,410	19,958,228	19,125,470	–	–

Contract owners’ equity end of period	$73,621,934	79,366,129	91,759,902	78,764,241	15,567,413	19,958,228	1,612,233	–

CHANGES IN UNITS:
Beginning units	1,852,320	2,082,710	2,405,354	2,764,316	819,864	865,500	–	–

Units purchased	217,529	340,139	331,094	423,537	55,028	186,842	178,928	–
Units redeemed	(399,363)	(570,529)	(506,886)	(782,499)	(221,922)	(232,478)	(15,348)	–

Ending units	1,670,486	1,852,320	2,229,562	2,405,354	652,970	819,864	163,580	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOv		FidVIPOvSR		FidVIPAM		FidVIPCon
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$476,743	51,409	151,223	8,701	1,126,076	434,934	255,793	448,681
Realized gain (loss) on investments	1,598,468	1,488,094	323,040	326,549	(148,700)	(342,324)	2,101,789	1,897,820
Change in unrealized gain (loss) on investments	(557,205)	1,075,141	(23,209)	353,098	1,290,334	1,259,086	(9,286,236)	(669,773)
Reinvested capital gains	1,185,300	106,712	366,243	24,549	573,845	–	18,328,735	5,670,529

Net increase (decrease) in contract owners’ equity resulting from operations	2,703,306	2,721,356	817,297	712,897	2,841,555	1,351,696	11,400,081	7,347,257

Equity transactions:
Purchase payments received from contract owners (note 6)	(4,110)	98,138	863,147	945,685	985,595	1,057,356	3,016,116	3,311,632
Transfers between funds	(880,656)	(560,429)	(124,894)	1,375,984	(594,319)	(1,314,025)	(1,839,315)	(287,965)
Surrenders (note 6)	(1,020,631)	(1,268,080)	(603,929)	(372,853)	(1,330,995)	(1,186,526)	(3,919,910)	(3,678,724)
Death benefits (note 4)	(55,402)	(58,159)	(5,818)	(2,678)	(381,570)	(219,592)	(201,440)	(161,026)
Net policy repayments (loans) (note 5)	(176,753)	(316,052)	258,317	101,435	110,306	129,784	(426,311)	(1,201,916)
Deductions for surrender charges (note 2d)	(34)	(12,157)	(60)	(752)	(672)	(4,100)	(15,133)	(43,786)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(520,895)	(578,144)	(314,836)	(261,397)	(854,572)	(912,028)	(2,679,960)	(2,746,468)
Asset charges (note 3):
MSP contracts	(6,114)	(5,967)	(985)	(431)	(6,246)	(6,405)	(28,893)	(27,697)
LSFP contracts	(9,752)	(9,916)	(3,861)	(2,851)	(3,966)	(4,762)	(37,323)	(37,269)
Adjustments to maintain reserves	(1,184)	21,747	(8)	65	(22)	14,727	303	2,056

Net equity transactions	(2,675,531)	(2,689,019)	67,073	1,782,207	(2,076,461)	(2,445,571)	(6,131,866)	(4,871,163)

Net change in contract owners’ equity	27,775	32,337	884,370	2,495,104	765,094	(1,093,875)	5,268,215	2,476,094
Contract owners’ equity beginning of period	17,276,378	17,244,041	5,158,362	2,663,258	20,287,358	21,381,233	70,901,911	68,425,817

Contract owners’ equity end of period	$17,304,153	17,276,378	6,042,732	5,158,362	21,052,452	20,287,358	76,170,126	70,901,911

CHANGES IN UNITS:
Beginning units	643,078	745,818	353,120	213,864	809,630	915,956	2,222,974	2,281,934

Units purchased	32,409	87,006	104,148	188,205	81,680	74,849	391,794	664,564
Units redeemed	(126,217)	(189,746)	(102,850)	(48,949)	(168,184)	(181,175)	(572,424)	(723,524)

Ending units	549,270	643,078	354,418	353,120	723,126	809,630	2,042,344	2,222,974

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPGrOp		FidVIPMCapS		FidVIPVaIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$128,235	82,031	(26,879)	1,943	14,529	(32,649)	5,255	(2,137)
Realized gain (loss) on investments	1,955	(17,203)	342,984	114,590	397,690	545,254	112,161	(69,573)
Change in unrealized gain (loss) on investments	607	53,613	569,338	67,686	90,453	(603,741)	(237,678)	102,652
Reinvested capital gains	–	6,072	–	–	879,087	1,019,980	196,544	183,028

Net increase (decrease) in contract owners’ equity resulting from operations	130,797	124,513	885,443	184,219	1,381,759	928,844	76,282	213,970

Equity transactions:
Purchase payments received from contract owners (note 6)	178,197	214,010	240,727	262,293	550,803	616,546	61,110	126,297
Transfers between funds	182,392	740,901	(105,380)	(118,787)	(92,253)	1,052,459	(216,363)	396,071
Surrenders (note 6)	(65,858)	(279,429)	(236,382)	(343,652)	(372,320)	(596,579)	(82,877)	(178,270)
Death benefits (note 4)	–	–	–	(9,295)	(3,026)	(36,060)	(1,159)	–
Net policy repayments (loans) (note 5)	(14,024)	2,999	(67,773)	12,016	(104,821)	(85,500)	(22,592)	(11,845)
Deductions for surrender charges (note 2d)	–	(3,097)	(1,059)	(7,002)	(1,561)	(2,905)	–	(3,744)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(232,528)	(150,448)	(183,430)	(180,221)	(384,224)	(362,880)	(54,693)	(51,174)
Asset charges (note 3):
MSP contracts	(1,461)	(1,205)	(1,480)	(1,332)	(3,898)	(3,391)	(770)	(688)
LSFP contracts	(1,338)	(1,284)	(3,953)	(3,481)	(2,782)	(2,580)	(2,246)	(1,036)
Adjustments to maintain reserves	(24)	49	44	(6)	(329)	(44)	7	52

Net equity transactions	45,356	522,496	(358,686)	(389,467)	(414,411)	579,066	(319,583)	275,663

Net change in contract owners’ equity	176,153	647,009	526,757	(205,248)	967,348	1,507,910	(243,301)	489,633
Contract owners’ equity beginning of period	3,380,377	2,733,368	3,961,258	4,166,506	9,476,965	7,969,055	1,664,640	1,175,007

Contract owners’ equity end of period	$3,556,530	3,380,377	4,488,015	3,961,258	10,444,313	9,476,965	1,421,339	1,664,640

CHANGES IN UNITS:
Beginning units	303,418	255,724	334,824	369,344	413,956	390,220	106,224	86,996

Units purchased	46,008	210,778	78,231	55,136	90,946	147,940	11,256	56,916
Units redeemed	(41,812)	(163,084)	(104,219)	(89,656)	(108,544)	(124,204)	(31,522)	(37,688)

Ending units	307,614	303,418	308,836	334,824	396,358	413,956	85,958	106,224

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPEnergyS2		FidVIPFree10S		FidVIPFree20S		FidVIPFree30S
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(20,760)	3,871	22,444	3,311	12,341	3,426	10,838	4,682
Realized gain (loss) on investments	178,169	118,582	9,267	2,880	38,688	2,207	10,950	356
Change in unrealized gain (loss) on investments	1,369,655	(346,483)	(22,637)	3,962	(17,734)	23,797	(1,752)	3,034
Reinvested capital gains	287,074	520,211	20,602	984	21,697	3,207	23,865	3,726

Net increase (decrease) in contract owners’ equity resulting from operations	1,814,138	296,181	29,676	11,137	54,992	32,637	43,901	11,798

Equity transactions:
Purchase payments received from contract owners (note 6)	236,470	309,550	25,341	4,333	23,421	4,049	21,416	9,134
Transfers between funds	1,516,011	1,941,205	753,886	176,255	397,528	69,862	323,165	306,056
Surrenders (note 6)	(149,865)	(234,415)	(2,014)	(2,719)	(30,647)	–	(6,361)	–
Death benefits (note 4)	(55,715)	(1,509)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(64,753)	(30,615)	(3,356)	(14,989)	1,489	(244)	(35,136)	(17)
Deductions for surrender charges (note 2d)	–	(1,539)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(189,056)	(144,256)	(10,241)	(4,612)	(23,137)	(9,774)	(19,998)	(4,493)
Asset charges (note 3):
MSP contracts	(3,537)	(1,954)	(936)	(385)	(1,434)	(586)	–	–
LSFP contracts	(1,167)	(626)	–	–	–	–	–	–
Adjustments to maintain reserves	140	(8)	4	(9)	(2)	20	40	4

Net equity transactions	1,288,528	1,835,833	762,684	157,874	367,218	63,327	283,126	310,684

Net change in contract owners’ equity	3,102,666	2,132,014	792,360	169,011	422,210	95,964	327,027	322,482
Contract owners’ equity beginning of period	3,978,811	1,846,797	232,838	63,827	360,829	264,865	365,511	43,029

Contract owners’ equity end of period	$7,081,477	3,978,811	1,025,198	232,838	783,039	360,829	692,538	365,511

CHANGES IN UNITS:
Beginning units	254,880	137,232	19,770	5,924	29,288	23,914	28,804	3,818

Units purchased	123,855	139,698	72,628	15,820	42,255	7,475	26,460	25,371
Units redeemed	(65,871)	(22,050)	(11,814)	(1,974)	(13,639)	(2,101)	(5,926)	(385)

Ending units	312,864	254,880	80,584	19,770	57,904	29,288	49,338	28,804

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPDevMrk3		FrVIPForSec		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$38,311	7,050	17,453	10,254	33,983	10,356	22,019	3,397
Realized gain (loss) on investments	148,740	94,811	156,031	130,073	62,901	45,063	15,598	6,953
Change in unrealized gain (loss) on investments	177,835	160,456	(74,954)	90,707	97,283	154,011	52,885	11,113
Reinvested capital gains	168,029	–	47,573	–	95,906	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	532,915	262,317	146,103	231,034	290,073	209,430	90,502	21,463

Equity transactions:
Purchase payments received from contract owners (note 6)	104,622	122,854	(188)	4	142,842	144,772	32,923	6,095
Transfers between funds	939,170	742,462	(370,182)	(191,796)	843,210	643,714	1,255,440	318,410
Surrenders (note 6)	(101,367)	(43,074)	(30,370)	(229,919)	(73,968)	(28,386)	(1,941)	(12,879)
Death benefits (note 4)	–	–	(5,314)	–	(1,414)	–	–	–
Net policy repayments (loans) (note 5)	(19,847)	(15,918)	(10,707)	(37,025)	(27,364)	(15,744)	(4,789)	(3,917)
Deductions for surrender charges (note 2d)	(679)	(362)	(45)	(1,941)	(120)	(22)	–	(379)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(75,532)	(45,872)	(28,623)	(35,042)	(63,688)	(38,367)	(19,616)	(5,582)
Asset charges (note 3):
MSP contracts	(1,810)	(1,169)	(634)	(558)	(2,771)	(2,294)	(352)	(45)
LSFP contracts	(232)	(162)	(499)	(695)	(780)	(613)	(293)	(44)
Adjustments to maintain reserves	61	45	(10)	56	57	(23)	16	29

Net equity transactions	844,386	758,804	(446,572)	(496,916)	816,004	703,037	1,261,388	301,688

Net change in contract owners’ equity	1,377,301	1,021,121	(300,469)	(265,882)	1,106,077	912,467	1,351,890	323,151
Contract owners’ equity beginning of period	1,662,765	641,644	1,123,402	1,389,284	1,608,540	696,073	385,096	61,945

Contract owners’ equity end of period	$3,040,066	1,662,765	822,933	1,123,402	2,714,617	1,608,540	1,736,986	385,096

CHANGES IN UNITS:
Beginning units	102,256	50,268	54,046	81,054	118,236	61,834	34,906	6,292

Units purchased	65,822	61,197	297	5,759	78,871	64,406	121,204	31,310
Units redeemed	(22,126)	(9,209)	(20,049)	(32,767)	(23,507)	(8,004)	(14,012)	(2,696)

Ending units	145,952	102,256	34,294	54,046	173,600	118,236	142,098	34,906

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPIncSec2		FrVIPRisDiv		FrVIPSCapV1		JAspBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$23,825	(389)	87,922	23,225	11,010	6,532	3,661	3,604
Realized gain (loss) on investments	13,833	1,010	236,056	79,445	121,458	252,240	42,047	3,914
Change in unrealized gain (loss) on investments	(35,376)	15,388	(509,454)	452,466	(487,268)	116,649	(18,385)	16,786
Reinvested capital gains	5,256	–	63,951	18,463	244,614	116,222	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,538	16,009	(121,525)	573,599	(110,186)	491,643	27,323	24,304

Equity transactions:
Purchase payments received from contract owners (note 6)	70,039	26,918	272,661	288,749	224,756	220,474	7,970	14,264
Transfers between funds	952,227	288,860	(163,233)	797,123	(173,214)	167,582	(35,563)	27,506
Surrenders (note 6)	(43,889)	–	(172,228)	(273,861)	(145,104)	(304,775)	–	(140)
Death benefits (note 4)	–	–	(46,742)	(1,686)	–	(4,464)	–	–
Net policy repayments (loans) (note 5)	(13,203)	(801)	(40,458)	(39,417)	(25,660)	(4,647)	(1,557)	(6,380)
Deductions for surrender charges (note 2d)	–	–	(574)	(1,234)	(680)	(871)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(34,928)	(2,947)	(143,395)	(138,979)	(110,151)	(109,416)	(8,193)	(9,207)
Asset charges (note 3):
MSP contracts	(1,146)	(190)	(1,073)	(900)	(455)	(660)	(272)	(603)
LSFP contracts	–	–	(2,169)	(1,807)	(826)	(880)	–	–
Adjustments to maintain reserves	(19)	43	(3)	236	(58)	171	50	19

Net equity transactions	929,081	311,883	(297,214)	628,224	(231,392)	(37,486)	(37,565)	25,459

Net change in contract owners’ equity	936,619	327,892	(418,739)	1,201,823	(341,578)	454,157	(10,242)	49,763
Contract owners’ equity beginning of period	327,892	–	4,472,362	3,270,539	3,471,005	3,016,848	272,027	222,264

Contract owners’ equity end of period	$1,264,511	327,892	4,053,623	4,472,362	3,129,427	3,471,005	261,785	272,027

CHANGES IN UNITS:
Beginning units	29,332	–	274,062	234,296	167,288	170,032	19,476	17,536

Units purchased	93,663	29,694	63,863	88,447	23,689	69,419	4,527	8,882
Units redeemed	(13,443)	(362)	(82,603)	(48,681)	(36,163)	(72,163)	(6,863)	(6,942)

Ending units	109,552	29,332	255,322	274,062	154,814	167,288	17,140	19,476

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS		JAspRMgCore		JAspIntGroS2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(12,099)	(12,074)	(2,073)	(6,855)	(393)	(955)	(3,985)	20,414
Realized gain (loss) on investments	439,151	216,183	115,877	166,660	8,842	(10,542)	548,537	(1,079)
Change in unrealized gain (loss) on investments	540,465	(7,039)	112,471	(79,000)	4,969	19,487	655,312	342,478
Reinvested capital gains	–	–	–	–	1,665	14,511	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	967,517	197,070	226,275	80,805	15,083	22,501	1,199,864	361,813

Equity transactions:
Purchase payments received from contract owners (note 6)	157,602	144,539	83,566	86,368	17,395	16,211	324,636	132,126
Transfers between funds	1,024,588	(125,033)	117,012	(128,569)	(45,858)	(66,989)	2,261,046	2,436,285
Surrenders (note 6)	(154,881)	(250,901)	(75,283)	(90,510)	–	(13,972)	(99,526)	(45,650)
Death benefits (note 4)	(16,240)	(16,125)	(9,228)	(444)	–	–	(18,717)	–
Net policy repayments (loans) (note 5)	(59,764)	(10,918)	23,631	402	(19,138)	1,236	(78,857)	45,949
Deductions for surrender charges (note 2d)	(406)	(1,318)	(517)	(1,203)	–	(141)	–	(848)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(123,844)	(110,682)	(49,328)	(56,014)	(14,732)	(12,706)	(185,825)	(31,532)
Asset charges (note 3):
MSP contracts	(1,083)	(2,054)	(573)	(668)	(93)	(344)	(2,178)	(381)
LSFP contracts	(2,052)	(1,212)	(1,411)	(1,094)	(109)	–	–	–
Adjustments to maintain reserves	52	208	15	56	(20)	20	11	127

Net equity transactions	823,972	(373,496)	87,884	(191,676)	(62,555)	(76,685)	2,200,590	2,536,076

Net change in contract owners’ equity	1,791,489	(176,426)	314,159	(110,871)	(47,472)	(54,184)	3,400,454	2,897,889
Contract owners’ equity beginning of period	2,487,380	2,663,806	1,072,703	1,183,574	197,773	251,957	2,897,889	–

Contract owners’ equity end of period	$4,278,869	2,487,380	1,386,862	1,072,703	150,301	197,773	6,298,343	2,897,889

CHANGES IN UNITS:
Beginning units	285,306	331,492	249,722	296,802	11,346	16,002	250,138	–

Units purchased	180,836	69,327	82,861	70,064	2,233	4,554	254,072	254,903
Units redeemed	(108,068)	(115,513)	(67,141)	(117,144)	(5,407)	(9,210)	(77,558)	(4,765)

Ending units	358,074	285,306	265,442	249,722	8,172	11,346	426,652	250,138

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspIntGroS		LBTShrtDBd		MFSInvGrSt		MFSValue
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(9,182)	58,384	79,945	97,569	(658)	(1,862)	4,523	1,237
Realized gain (loss) on investments	1,313,259	987,377	(40,669)	(50,801)	18,026	12,601	103,368	11,064
Change in unrealized gain (loss) on investments	(135,689)	536,030	120,290	91,438	9,766	10,130	(52,992)	82,597
Reinvested capital gains	–	–	–	–	–	–	19,114	12,250

Net increase (decrease) in contract owners’ equity resulting from operations	1,168,388	1,581,791	159,566	138,206	27,134	20,869	74,013	107,148

Equity transactions:
Purchase payments received from contract owners (note 6)	808,580	233,735	141,453	154,573	17,082	22,125	65,786	84,841
Transfers between funds	(994,215)	1,317,534	135,383	(59,355)	(41,308)	(20,929)	378,505	451,701
Surrenders (note 6)	(1,058,520)	(341,870)	(325,168)	(357,449)	(40,051)	(11,057)	(47,779)	(30,642)
Death benefits (note 4)	(16,090)	(188,919)	(314)	(36,090)	–	(2,317)	(6,837)	–
Net policy repayments (loans) (note 5)	(95,616)	(103,277)	(85,061)	103,738	6,014	(19,306)	(34,173)	(3,840)
Deductions for surrender charges (note 2d)	672	(2,064)	(147)	(1,997)	–	(33)	–	(264)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(155,820)	(159,849)	(137,326)	(152,278)	(13,459)	(16,589)	(33,930)	(16,853)
Asset charges (note 3):
MSP contracts	(988)	(1,589)	(5,401)	(5,450)	–	–	(336)	(135)
LSFP contracts	(6,331)	(3,471)	(1,565)	(1,518)	(85)	(64)	(934)	(396)
Adjustments to maintain reserves	108	241	51	4,038	53	(32)	38	5

Net equity transactions	(1,518,220)	750,471	(278,095)	(351,788)	(71,754)	(48,202)	320,340	484,417

Net change in contract owners’ equity	(349,832)	2,332,262	(118,529)	(213,582)	(44,620)	(27,333)	394,353	591,565
Contract owners’ equity beginning of period	5,228,733	2,896,471	3,775,287	3,988,869	284,511	311,844	941,512	349,947

Contract owners’ equity end of period	$4,878,901	5,228,733	3,656,758	3,775,287	239,891	284,511	1,335,865	941,512

CHANGES IN UNITS:
Beginning units	380,508	312,446	215,938	235,258	20,452	23,984	52,354	23,408

Units purchased	22,947	166,137	35,224	49,327	3,803	3,448	35,803	32,298
Units redeemed	(123,777)	(98,075)	(57,104)	(68,647)	(8,727)	(6,980)	(19,225)	(3,352)

Ending units	279,678	380,508	194,058	215,938	15,528	20,452	68,932	52,354

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITAstAll2		NVITBnd2		NVITGlobGr2		NVITGroInc2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,440	5,724	48,303	(622)	26,693	(540)	3,988	–
Realized gain (loss) on investments	9,010	585	8,655	12	30,261	220	37	–
Change in unrealized gain (loss) on investments	(652)	7,473	(41,696)	10,263	90,156	31,132	(10,159)	–
Reinvested capital gains	372	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,170	13,782	15,262	9,653	147,110	30,812	(6,134)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	37,287	6,127	33,756	4,728	80,742	11,294	35,251	–
Transfers between funds	621,660	357,636	517,779	345,842	529,333	854,107	332,866	–
Surrenders (note 6)	(31,288)	–	(6,547)	–	(100,578)	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(10,199)	325	449	–	(19,513)	(664)	(1,963)	–
Deductions for surrender charges (note 2d)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(25,291)	(2,872)	(14,433)	(1,664)	(37,838)	(5,050)	(1,218)	–
Asset charges (note 3):
MSP contracts	(1,518)	(255)	(204)	–	(713)	(65)	–	–
LSFP contracts	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	37	40	4	41	(3)	73	25	–

Net equity transactions	590,688	361,001	530,804	348,947	451,430	859,695	364,961	–

Net change in contract owners’ equity	613,858	374,783	546,066	358,600	598,540	890,507	358,827	–
Contract owners’ equity beginning of period	374,783	–	358,600	–	890,507	–	–	–

Contract owners’ equity end of period	$988,641	374,783	904,666	358,600	1,489,047	890,507	358,827	–

CHANGES IN UNITS:
Beginning units	35,632	–	34,162	–	82,430	–	–	–

Units purchased	64,078	36,101	56,189	34,323	52,897	83,024	36,717	–
Units redeemed	(10,804)	(469)	(6,311)	(161)	(14,191)	(594)	(319)	–

Ending units	88,906	35,632	84,040	34,162	121,136	82,430	36,398	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGrowth2		NVITFHiInc		NVITFHiInc3		NVITEmMrkts
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,112	2,798	15,779	20,206	47,409	18,929	(224)	404
Realized gain (loss) on investments	30,464	(2,426)	249	2	(6,384)	(6,648)	249,154	347,440
Change in unrealized gain (loss) on investments	67,722	24,372	(9,291)	8,965	(35,536)	7,599	491,434	331,985
Reinvested capital gains	352	–	–	–	–	–	301,255	25,537

Net increase (decrease) in contract owners’ equity resulting from operations	99,650	24,744	6,737	29,173	5,489	19,880	1,041,619	705,366

Equity transactions:
Purchase payments received from contract owners (note 6)	87,108	17,581	(28)	(20)	102,999	113,350	198	138,829
Transfers between funds	870,992	644,667	(43,864)	(84,978)	301,379	44,100	434,873	(501,480)
Surrenders (note 6)	(25,662)	(32,491)	(7,418)	(14,910)	(81,540)	(14,896)	(44,565)	(208,079)
Death benefits (note 4)	–	–	–	–	–	–	–	(43,065)
Net policy repayments (loans) (note 5)	(32,080)	(30)	(1,235)	(4,206)	58,637	(2,496)	(71,267)	(26,268)
Deductions for surrender charges (note 2d)	–	(918)	–	–	(10)	–	–	(822)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(44,057)	(6,959)	(8,755)	(13,402)	(30,077)	(17,251)	(72,679)	(77,463)
Asset charges (note 3):
MSP contracts	(198)	(50)	(548)	(765)	(478)	(280)	–	(218)
LSFP contracts	–	–	(175)	(179)	(126)	(99)	(1,217)	(1,003)
Adjustments to maintain reserves	15	39	(22)	45	(15)	33	94	540

Net equity transactions	856,118	621,839	(62,045)	(118,415)	350,769	122,461	245,437	(719,029)

Net change in contract owners’ equity	955,768	646,583	(55,308)	(89,242)	356,258	142,341	1,287,056	(13,663)
Contract owners’ equity beginning of period	646,583	–	257,084	346,326	306,431	164,090	2,317,172	2,330,835

Contract owners’ equity end of period	$1,602,351	646,583	201,776	257,084	662,689	306,431	3,604,228	2,317,172

CHANGES IN UNITS:
Beginning units	62,626	–	18,872	28,010	26,516	15,630	95,972	130,590

Units purchased	87,199	66,974	1,232	1,698	37,221	17,552	23,982	11,202
Units redeemed	(10,405)	(4,348)	(5,750)	(10,836)	(7,929)	(6,666)	(16,148)	(45,820)

Ending units	139,420	62,626	14,354	18,872	55,808	26,516	103,806	95,972

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts3		NVITGlUtl		NVITIntGro		NVITGlFin
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$11,173	5,474	42,295	34,641	(8,268)	1,040	24,514	9,363
Realized gain (loss) on investments	493,271	211,906	287,351	(14,217)	440,692	169,443	5,349	23,758
Change in unrealized gain (loss) on investments	741,466	421,457	(356,418)	390,133	(153,096)	227,862	(173,066)	5,779
Reinvested capital gains	488,860	30,546	421,869	132,217	203,237	1,912	127,951	102,103

Net increase (decrease) in contract owners’ equity resulting from operations	1,734,770	669,383	395,097	542,774	482,565	400,257	(15,252)	141,003

Equity transactions:
Purchase payments received from contract owners (note 6)	413,503	296,509	91,867	95,595	220,200	219,677	30,637	38,692
Transfers between funds	3,408,357	647,225	(466,133)	530,402	216,474	954,881	(112,089)	112,365
Surrenders (note 6)	(239,734)	(119,029)	(147,504)	(25,253)	(98,278)	(59,366)	(13,454)	(9,544)
Death benefits (note 4)	–	–	(4,445)	(48,745)	(4,622)	(4,036)	–	–
Net policy repayments (loans) (note 5)	(47,217)	(7,648)	48,201	46,899	(52,343)	(10,594)	21,838	(87,224)
Deductions for surrender charges (note 2d)	–	(383)	–	–	–	(128)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(172,952)	(96,841)	(80,736)	(65,591)	(68,672)	(38,764)	(32,683)	(29,186)
Asset charges (note 3):
MSP contracts	(2,942)	(1,288)	(836)	(590)	(404)	(772)	(210)	(77)
LSFP contracts	(3,120)	(1,883)	(1,643)	(906)	(1,112)	(675)	(737)	(110)
Adjustments to maintain reserves	403	90	127	(8)	43	(4)	(62)	138

Net equity transactions	3,356,298	716,752	(561,102)	531,803	211,286	1,060,219	(106,760)	25,054

Net change in contract owners’ equity	5,091,068	1,386,135	(166,005)	1,074,577	693,851	1,460,476	(122,012)	166,057
Contract owners’ equity beginning of period	2,835,133	1,448,998	2,478,457	1,403,880	2,173,239	712,763	904,679	738,622

Contract owners’ equity end of period	$7,926,201	2,835,133	2,312,452	2,478,457	2,867,090	2,173,239	782,667	904,679

CHANGES IN UNITS:
Beginning units	157,004	109,046	125,056	96,608	169,108	73,566	47,062	46,080

Units purchased	173,561	62,414	24,711	51,214	90,476	105,418	12,149	15,512
Units redeemed	(27,849)	(14,456)	(52,883)	(22,766)	(83,228)	(9,876)	(18,071)	(14,530)

Ending units	302,716	157,004	96,884	125,056	176,356	169,108	41,140	47,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlHlth		NVITGlHlth3		NVITGlTech		NVITGlTech3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,873)	(4,417)	(2,030)	(3,035)	(3,531)	(3,449)	(2,437)	(2,004)
Realized gain (loss) on investments	6,064	6,406	17,898	(19,028)	40,145	23,742	29,787	21,276
Change in unrealized gain (loss)on investments	40,103	7,171	24,158	32,536	55,567	29,036	28,926	5,799
Reinvested capital gains	8,521	–	8,113	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	51,815	9,160	48,139	10,473	92,181	49,329	56,276	25,071

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(8)	24,204	45,867	(25)	(9)	60,949	55,504
Transfers between funds	(69,676)	(245,618)	112,482	(61,862)	28,137	(76,033)	402,186	(169,289)
Surrenders (note 6)	(2,450)	(33,641)	(24,517)	(3,119)	(19,297)	(38,278)	(32,344)	(5,475)
Death benefits (note 4)	–	–	(2,906)	–	(959)	(46)	–	(73)
Net policy repayments (loans) (note 5)	(3,127)	(29,834)	(1,604)	58	(18,140)	(1,640)	22,956	649
Deductions for surrender charges (note 2d)	–	–	–	–	–	(526)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(12,404)	(20,759)	(16,311)	(15,575)	(19,424)	(23,666)	(20,836)	(15,626)
Asset charges (note 3):
MSP contracts	(252)	(335)	(8)	(84)	–	–	(11)	–
LSFP contracts	(106)	(292)	(94)	(66)	(159)	(335)	(22)	(142)
Adjustments to maintain reserves	(8)	(16)	(31)	33	(7)	13	33	(23)

Net equity transactions	(88,023)	(330,503)	91,215	(34,748)	(29,874)	(140,520)	432,911	(134,475)

Net change in contract owners’ equity	(36,208)	(321,343)	139,354	(24,275)	62,307	(91,191)	489,187	(109,404)
Contract owners’ equity beginning of period	440,426	761,769	408,953	433,228	494,028	585,219	279,489	388,893

Contract owners’ equity end of period	$404,218	440,426	548,307	408,953	556,335	494,028	768,676	279,489

CHANGES IN UNITS:
Beginning units	33,282	58,678	37,422	40,502	146,526	191,526	20,636	31,690

Units purchased	1,461	6,633	27,119	9,778	16,755	43,336	30,553	6,194
Units redeemed	(7,549)	(32,029)	(20,035)	(12,858)	(24,395)	(88,336)	(3,767)	(17,248)

Ending units	27,194	33,282	44,506	37,422	138,886	146,526	47,422	20,636

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGvtBd		NVITGrowth		NVITIntIdx6		NVITIntValI
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$430,848	394,994	(83,221)	(101,952)	2,648	115	11,888	14,359
Realized gain (loss) on investments	(171,239)	(151,082)	(1,810,057)	(2,360,079)	2,156	(8)	42,345	72,763
Change in unrealized gain (loss) on investments	444,552	(31,557)	4,820,907	3,319,647	5,211	2,298	(84,773)	42,289
Reinvested capital gains	–	89,332	–	–	543	–	55,037	63,340

Net increase (decrease) in contract owners’ equity resulting from operations	704,161	301,687	2,927,629	857,616	10,558	2,405	24,497	192,751

Equity transactions:
Purchase payments received from contract owners (note 6)	602,352	709,052	1,633,268	1,873,914	7,956	258	(203)	(52)
Transfers between funds	382,878	142,389	(689,019)	(762,149)	357,926	14,888	(142,532)	(242,421)
Surrenders (note 6)	(819,647)	(678,489)	(1,325,699)	(1,076,839)	(3,221)	–	(48,664)	(37,392)
Death benefits (note 4)	(67,562)	(163,762)	(87,576)	(113,328)	–	–	–	–
Net policy repayments (loans) (note 5)	(50,671)	(72,413)	(3,743)	(43,902)	(445)	–	(7,091)	(44,009)
Deductions for surrender charges (note 2d)	(2,196)	(9,132)	(4,135)	(19,139)	–	–	–	(420)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(525,426)	(574,799)	(1,248,902)	(1,285,998)	(4,051)	(299)	(24,230)	(35,188)
Asset charges (note 3):
MSP contracts	(11,173)	(11,130)	(4,347)	(4,301)	–	–	(338)	(464)
LSFP contracts	(4,866)	(4,773)	(8,699)	(8,473)	–	–	(65)	(59)
Adjustments to maintain reserves	113	21,487	265	2,309	20	31	69	(30)

Net equity transactions	(496,198)	(641,570)	(1,738,587)	(1,437,906)	358,185	14,878	(223,054)	(360,035)

Net change in contract owners’ equity	207,963	(339,883)	1,189,042	(580,290)	368,743	17,283	(198,557)	(167,284)
Contract owners’ equity beginning of period	11,093,374	11,433,257	16,371,335	16,951,625	17,283	–	875,642	1,042,926

Contract owners’ equity end of period	$11,301,337	11,093,374	17,560,377	16,371,335	386,026	17,283	677,085	875,642

CHANGES IN UNITS:
Beginning units	494,136	531,932	937,894	1,012,300	1,582	–	38,784	56,386

Units purchased	93,776	124,704	215,288	197,568	32,017	1,612	2,196	116
Units redeemed	(115,084)	(162,500)	(309,364)	(271,974)	(1,205)	(30)	(11,730)	(17,718)

Ending units	472,828	494,136	843,818	937,894	32,394	1,582	29,250	38,784

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntVal3		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$36,292	19,878	60,358	35,204	20,596	10,430	153,184	124,854
Realized gain (loss) on investments	80,524	48,968	108,358	93,337	5,426	1,388	364,277	215,562
Change in unrealized gain (loss) on investments	(227,805)	119,180	(142,271)	186,054	(7,091)	7,780	(250,262)	271,956
Reinvested capital gains	158,785	87,625	143,661	33,920	12,858	4,883	112,849	57,432

Net increase (decrease) in contract owners’ equity resulting from operations	47,796	275,651	170,106	348,515	31,789	24,481	380,048	669,804

Equity transactions:
Purchase payments received from contract owners (note 6)	126,294	111,921	280,127	173,028	26,450	22,438	470,597	420,655
Transfers between funds	19,917	815,174	1,617,405	830,577	443,761	(67,715)	(963,507)	1,488,410
Surrenders (note 6)	(77,167)	(12,250)	(58,738)	(235,406)	–	(202,298)	(398,274)	(199,610)
Death benefits (note 4)	–	(2,235)	(6,375)	–	–	–	(15,842)	(160,250)
Net policy repayments (loans) (note 5)	(11,578)	(1,177)	(212,269)	(49,119)	(10,305)	99,499	39,800	16,702
Deductions for surrender charges (note 2d)	–	(44)	–	(768)	–	(2,180)	(81)	(478)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,342)	(38,661)	(162,086)	(97,766)	(34,836)	(26,058)	(356,953)	(322,494)
Asset charges (note 3):
MSP contracts	(470)	(424)	(797)	(175)	(251)	(121)	(11,053)	(8,513)
LSFP contracts	(759)	(458)	–	–	(288)	(99)	(851)	(823)
Adjustments to maintain reserves	(42)	22	32	9	33	(5)	(2)	41

Net equity transactions	(6,147)	871,868	1,457,299	620,380	424,564	(176,539)	(1,236,166)	1,233,640

Net change in contract owners’ equity	41,649	1,147,519	1,627,405	968,895	456,353	(152,058)	(856,118)	1,903,444
Contract owners’ equity beginning of period	2,143,777	996,258	2,892,503	1,923,608	444,253	596,311	7,884,800	5,981,356

Contract owners’ equity end of period	$2,185,426	2,143,777	4,519,908	2,892,503	900,606	444,253	7,028,682	7,884,800

CHANGES IN UNITS:
Beginning units	153,920	87,332	188,908	146,078	36,936	52,378	575,574	484,140

Units purchased	28,548	74,875	130,334	71,709	38,999	8,142	71,214	179,203
Units redeemed	(29,302)	(8,287)	(40,046)	(28,879)	(4,819)	(23,584)	(159,706)	(87,769)

Ending units	153,166	153,920	279,196	188,908	71,116	36,936	487,082	575,574

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		NVITMdCpGr		NVITMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$123,981	94,529	54,626	48,089	(8,719)	(8,447)	58,068	39,768
Realized gain (loss) on investments	302,933	204,996	140,379	15,365	204,611	78,557	578,665	522,315
Change in unrealized gain (loss) on investments	(198,904)	406,666	(125,658)	87,209	(66,657)	53,734	(339,345)	(36,528)
Reinvested capital gains	149,917	71,094	60,436	34,355	–	–	212,900	103,301

Net increase (decrease) in contract owners’ equity resulting from operations	377,927	777,285	129,783	185,018	129,235	123,844	510,288	628,856

Equity transactions:
Purchase payments received from contract owners (note 6)	405,928	395,805	183,625	291,005	52,919	59,057	259,335	291,169
Transfers between funds	946,432	1,062,660	25,337	(50,241)	(301,001)	208,658	(461,186)	(171,589)
Surrenders (note 6)	(666,186)	(150,919)	(664,396)	(21,949)	(67,940)	(127,333)	(468,682)	(333,966)
Death benefits (note 4)	–	–	–	(25,518)	–	–	(10,448)	(16,715)
Net policy repayments (loans) (note 5)	(172,324)	(119,817)	(10,594)	35,403	(21,931)	(24,046)	(53,720)	(107,579)
Deductions for surrender charges (note 2d)	(819)	(2,371)	–	(181)	–	(4,907)	(237)	(3,703)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(391,605)	(342,248)	(80,916)	(85,286)	(48,872)	(54,942)	(267,526)	(285,811)
Asset charges (note 3):
MSP contracts	(5,261)	(2,580)	(1,705)	(1,221)	(430)	(444)	(4,519)	(5,190)
LSFP contracts	(1,994)	(1,570)	(21)	–	(553)	(823)	(3,922)	(3,939)
Adjustments to maintain reserves	8	1,237	(119)	(21)	(10)	24	(90)	781

Net equity transactions	114,179	840,197	(548,789)	141,991	(387,818)	55,244	(1,010,995)	(636,542)

Net change in contract owners’ equity	492,106	1,617,482	(419,006)	327,009	(258,583)	179,088	(500,707)	(7,686)
Contract owners’ equity beginning of period	6,898,450	5,280,968	2,675,249	2,348,240	1,457,322	1,278,234	7,210,731	7,218,417

Contract owners’ equity end of period	$7,390,556	6,898,450	2,256,243	2,675,249	1,198,739	1,457,322	6,710,024	7,210,731

CHANGES IN UNITS:
Beginning units	470,490	411,372	209,012	198,412	219,832	210,238	447,638	491,188

Units purchased	155,493	151,964	24,621	106,475	38,403	52,529	56,916	107,211
Units redeemed	(149,087)	(92,846)	(66,403)	(95,875)	(91,451)	(42,935)	(116,410)	(150,761)

Ending units	476,896	470,490	167,230	209,012	166,784	219,832	388,144	447,638

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITSmCapGr		NVITSmCapVal		NVITSmComp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,300,226	1,072,289	(8,972)	(8,928)	62,069	(18,858)	(140,669)	(155,927)
Realized gain (loss) on investments	–	–	41,433	176,700	89,149	680,552	1,046,045	774,570
Change in unrealized gain (loss) on investments	–	–	88,470	(152,111)	(2,150,010)	386,882	(4,422,642)	2,061,580
Reinvested capital gains	–	–	–	–	1,325,777	911,820	4,100,839	580,447

Net increase (decrease) in contract owners’ equity resulting from operations	1,300,226	1,072,289	120,931	15,661	(673,015)	1,960,396	583,573	3,260,670

Equity transactions:
Purchase payments received from contract owners (note 6)	6,078,889	3,658,857	65,813	75,195	469,422	519,804	1,266,101	1,337,872
Transfers between funds	8,614,030	4,530,350	280,244	258,701	(1,933,070)	(2,640,164)	(882,929)	(1,170,958)
Surrenders (note 6)	(5,798,357)	(8,338,109)	(63,312)	(94,261)	(456,149)	(844,018)	(2,197,463)	(1,524,616)
Death benefits (note 4)	(148,700)	(88,855)	(7,821)	–	(24,170)	(49,644)	(166,560)	(123,522)
Net policy repayments (loans) (note 5)	(468,504)	2,882,025	(26,223)	(33,295)	(157,882)	(101,082)	(72,672)	(473,911)
Deductions for surrender charges (note 2d)	(24,664)	(36,231)	(625)	(4,420)	(1,323)	(7,012)	(3,076)	(14,535)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,868,973)	(1,781,025)	(60,800)	(64,663)	(363,080)	(422,536)	(1,155,722)	(1,229,903)
Asset charges (note 3):
MSP contracts	(24,284)	(25,952)	(432)	(445)	(6,176)	(6,603)	(17,239)	(17,226)
LSFP contracts	(22,048)	(17,609)	(862)	(843)	(12,692)	(12,656)	(16,884)	(16,505)
Adjustments to maintain reserves	(615)	23,903	20	23	(129)	1,302	(184)	1,746

Net equity transactions	6,336,774	807,354	186,002	135,992	(2,485,249)	(3,562,609)	(3,246,628)	(3,231,558)

Net change in contract owners’ equity	7,637,000	1,879,643	306,933	151,653	(3,158,264)	(1,602,213)	(2,663,055)	29,112
Contract owners’ equity beginning of period	28,462,929	26,583,286	1,412,676	1,261,023	12,031,142	13,633,355	30,208,105	30,178,993

Contract owners’ equity end of period	$36,099,929	28,462,929	1,719,609	1,412,676	8,872,878	12,031,142	27,545,050	30,208,105

CHANGES IN UNITS:
Beginning units	1,855,436	1,821,092	179,264	164,700	506,404	680,010	822,602	909,012

Units purchased	1,057,744	648,048	75,738	72,557	94,730	50,594	139,300	236,546
Units redeemed	(762,536)	(613,704)	(55,642)	(57,993)	(198,794)	(224,200)	(228,934)	(322,956)

Ending units	2,150,644	1,855,436	199,360	179,264	402,340	506,404	732,968	822,602

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWLead		NVITUSGro		NVITVKVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$316,814	303,925	4,256	1,873	(4,206)	(3,065)	12,360	10,466
Realized gain (loss) on investments	(2,940,386)	(3,408,067)	9,871	(23,559)	13,695	6,918	44,497	28,626
Change in unrealized gain (loss) on investments	4,596,818	12,236,368	(52,502)	43,954	140,753	(24,714)	(124,443)	47,073
Reinvested capital gains	3,721,687	–	109,742	39,071	–	13,100	44,501	42,502

Net increase (decrease) in contract owners’ equity resulting from operations	5,694,933	9,132,226	71,367	61,339	150,242	(7,761)	(23,085)	128,667

Equity transactions:
Purchase payments received from contract owners (note 6)	5,551,188	5,894,796	16,622	28,328	20,966	41,473	60,106	54,382
Transfers between funds	(2,488,578)	(2,621,391)	156,223	118,672	18,772	(176,078)	109,276	161,047
Surrenders (note 6)	(4,697,688)	(3,779,834)	(3,133)	(60,657)	(31,876)	(45,827)	(108,271)	(62,690)
Death benefits (note 4)	(399,632)	(447,645)	–	–	–	(1,780)	(52,967)	(1,841)
Net policy repayments (loans) (note 5)	(495,927)	(431,905)	(3,122)	(22,229)	20,125	(8,920)	(10,008)	(23,247)
Deductions for surrender charges (note 2d)	(10,966)	(49,358)	–	(80)	–	(4,205)	–	(551)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,963,358)	(5,064,681)	(23,050)	(14,705)	(24,932)	(28,676)	(48,517)	(43,638)
Asset charges (note 3):
MSP contracts	(26,086)	(25,693)	(576)	(496)	(116)	(182)	(21)	(6)
LSFP contracts	(18,519)	(20,923)	(199)	(5)	(1,264)	(899)	(1,174)	(829)
Adjustments to maintain reserves	(333)	198,038	(2)	(10)	42	63	5	(17)

Net equity transactions	(7,549,899)	(6,348,596)	142,763	48,818	1,717	(225,031)	(51,571)	82,610

Net change in contract owners’ equity	(1,854,966)	2,783,630	214,130	110,157	151,959	(232,792)	(74,656)	211,277
Contract owners’ equity beginning of period	77,760,634	74,977,004	521,407	411,250	773,985	1,006,777	1,025,117	813,840

Contract owners’ equity end of period	$75,905,668	77,760,634	735,537	521,407	925,944	773,985	950,461	1,025,117

CHANGES IN UNITS:
Beginning units	2,038,686	2,249,770	33,192	30,358	50,634	65,614	58,134	53,318

Units purchased	310,137	382,150	15,813	13,796	14,803	12,809	18,982	22,592
Units redeemed	(544,981)	(593,234)	(6,917)	(10,962)	(16,007)	(27,789)	(21,876)	(17,776)

Ending units	1,803,842	2,038,686	42,088	33,192	49,430	50,634	55,240	58,134

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMltSec		NBTBal		NBTAFasc		NBTAGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$52,284	46,560	206	21	(597)	(548)	(119,531)	(113,010)
Realized gain (loss) on investments	(6,427)	(2,420)	19,145	3,433	1,696	8,663	1,433,027	944,961
Change in unrealized gain (loss) on investments	12,993	2,462	515	565	(2,811)	(5,402)	2,424,218	1,330,092
Reinvested capital gains	73	2,816	–	–	757	2,187	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,923	49,418	19,866	4,019	(955)	4,900	3,737,714	2,162,043

Equity transactions:
Purchase payments received from contract owners (note 6)	63,723	53,050	4,349	3,565	4,581	4,812	1,065,617	1,023,355
Transfers between funds	207,016	470,478	210,694	(2,596)	12,957	(6,498)	(737,651)	(11,964)
Surrenders (note 6)	(38,063)	(90,680)	(10,182)	(5,397)	(2,522)	(3,450)	(1,100,321)	(1,027,708)
Death benefits (note 4)	(71,510)	–	–	–	–	–	(110,677)	(132,006)
Net policy repayments (loans) (note 5)	(5,525)	9,444	(875)	133	736	(18,866)	(93,855)	(155,030)
Deductions for surrender charges (note 2d)	(245)	(963)	–	–	–	–	(2,499)	(13,235)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,941)	(48,683)	(4,377)	(2,476)	(6,398)	(7,671)	(967,453)	(961,623)
Asset charges (note 3):
MSP contracts	(803)	(906)	–	–	–	(27)	(3,093)	(3,240)
LSFP contracts	(514)	(590)	–	–	(23)	(27)	(8,676)	(7,445)
Adjustments to maintain reserves	2	(53)	15	(22)	6	(15)	(1,105)	93,964

Net equity transactions	101,140	391,097	199,624	(6,793)	9,337	(31,742)	(1,959,713)	(1,194,932)

Net change in contract owners’ equity	160,063	440,515	219,490	(2,774)	8,382	(26,842)	1,778,001	967,111
Contract owners’ equity beginning of period	1,468,158	1,027,643	40,835	43,609	91,819	118,661	17,638,101	16,670,990

Contract owners’ equity end of period	$1,628,221	1,468,158	260,325	40,835	100,201	91,819	19,416,102	17,638,101

CHANGES IN UNITS:
Beginning units	102,380	74,450	2,232	2,306	6,150	8,286	700,290	754,106

Units purchased	36,901	45,808	14,956	873	3,155	1,826	75,423	151,002
Units redeemed	(30,369)	(17,878)	(988)	(947)	(2,631)	(3,962)	(163,035)	(204,818)

Ending units	108,912	102,380	16,200	2,232	6,674	6,150	612,678	700,290

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAGuard		NBTAInt		NBTAMCGrS		NBTAPart
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(6,584)	1,512	5,289	(987)	(4,448)	(3,800)	25,638	35,690
Realized gain (loss) on investments	140,736	101,526	17,573	70,204	86,321	71,600	859,375	1,168,643
Change in unrealized gain (loss) on investments	(6,334)	130,653	(42,678)	(8,136)	57,288	(7,589)	(1,353,429)	(1,230,740)
Reinvested capital gains	–	–	27,077	2,236	–	–	2,788,543	2,986,619

Net increase (decrease) in contract owners’ equity resulting from operations	127,818	233,691	7,261	63,317	139,161	60,211	2,320,127	2,960,212

Equity transactions:
Purchase payments received from contract owners (note 6)	67,700	78,174	17,755	27,950	24,807	28,300	1,450,430	1,479,060
Transfers between funds	(149,614)	49,637	179,999	(468,151)	281,723	208,831	(730,913)	(1,708,268)
Surrenders (note 6)	(137,786)	(172,564)	(41,955)	(12,520)	(69,861)	(3,137)	(988,140)	(1,116,320)
Death benefits (note 4)	(915)	(16,775)	–	–	–	(257)	(161,926)	(147,455)
Net policy repayments (loans) (note 5)	(19,180)	(17,230)	(15,412)	7,843	(18,683)	(5,183)	(153,328)	(105,429)
Deductions for surrender charges (note 2d)	(310)	(1,096)	–	–	–	–	(1,200)	(22,631)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(70,162)	(77,522)	(14,131)	(7,484)	(31,697)	(25,823)	(1,129,513)	(1,175,888)
Asset charges (note 3):
MSP contracts	(807)	(1,127)	(248)	(132)	(8)	(2)	(14,282)	(15,017)
LSFP contracts	(1,092)	(1,333)	(419)	(305)	(14)	(102)	(27,676)	(25,482)
Adjustments to maintain reserves	241	36	(7)	105	2	14	76	889

Net equity transactions	(311,925)	(159,800)	125,582	(452,694)	186,269	202,641	(1,756,472)	(2,836,541)

Net change in contract owners’ equity	(184,107)	73,891	132,843	(389,377)	325,430	262,852	563,655	123,671
Contract owners’ equity beginning of period	2,034,168	1,960,277	324,659	714,036	528,750	265,898	27,466,634	27,342,963

Contract owners’ equity end of period	$1,850,061	2,034,168	457,502	324,659	854,180	528,750	28,030,289	27,466,634

CHANGES IN UNITS:
Beginning units	145,720	157,638	22,564	61,076	29,138	16,656	836,852	918,584

Units purchased	23,780	23,931	14,938	14,675	17,593	18,384	141,796	150,485
Units redeemed	(45,822)	(35,849)	(6,546)	(53,187)	(8,119)	(5,902)	(193,096)	(232,217)

Ending units	123,678	145,720	30,956	22,564	38,612	29,138	785,552	836,852

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTARegS		NBTSocRes		OppBal		OppCapAp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$619	80	(2,117)	(1,336)	260,773	205,776	(42,282)	(30,793)
Realized gain (loss) on investments	(291)	3,920	36,060	6,609	24,650	41,678	947,717	894,643
Change in unrealized gain (loss) on investments	(9,805)	(1,287)	(5,060)	34,903	(925,301)	486,525	489,293	(18,989)
Reinvested capital gains	11,358	9,918	1,612	3,663	1,074,036	650,195	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,881	12,631	30,495	43,839	434,158	1,384,174	1,394,728	844,861

Equity transactions:
Purchase payments received from contract owners (note 6)	8,866	13,499	29,427	60,778	580,866	636,886	642,650	691,678
Transfers between funds	118,806	65,765	113,916	152,802	(336,046)	(841,229)	(1,299,921)	(1,498,356)
Surrenders (note 6)	(4,896)	(5,026)	(99,111)	(16,680)	(1,052,336)	(781,266)	(813,615)	(1,100,399)
Death benefits (note 4)	–	–	–	–	(196,189)	(122,860)	(51,775)	(857)
Net policy repayments (loans) (note 5)	(7,891)	1,289	(25,983)	17,583	(14,448)	(27,076)	(228)	(111,248)
Deductions for surrender charges (note 2d)	–	(86)	–	–	(2,530)	(6,059)	(5,507)	(16,789)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,400)	(4,020)	(15,500)	(11,535)	(573,966)	(616,833)	(505,197)	(570,516)
Asset charges (note 3):
MSP contracts	(2)	–	(111)	(81)	(8,257)	(9,176)	(4,398)	(4,501)
LSFP contracts	(526)	(538)	(226)	(170)	(3,765)	(3,632)	(6,000)	(6,059)
Adjustments to maintain reserves	6	42	8	34	72	13,967	(12)	928

Net equity transactions	105,963	70,925	2,420	202,731	(1,606,599)	(1,757,278)	(2,044,003)	(2,616,119)

Net change in contract owners’ equity	107,844	83,556	32,915	246,570	(1,172,441)	(373,104)	(649,275)	(1,771,258)
Contract owners’ equity beginning of period	170,807	87,251	430,277	183,707	13,735,121	14,108,225	11,159,267	12,930,525

Contract owners’ equity end of period	$278,651	170,807	463,192	430,277	12,562,680	13,735,121	10,509,992	11,159,267

CHANGES IN UNITS:
Beginning units	13,288	7,502	25,806	12,464	478,632	523,202	672,526	846,284

Units purchased	10,801	6,499	12,372	16,093	64,101	76,165	91,175	110,061
Units redeemed	(2,981)	(713)	(12,296)	(2,751)	(121,431)	(120,735)	(204,313)	(283,819)

Ending units	21,108	13,288	25,882	25,806	421,302	478,632	559,388	672,526

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppBdFd		OppGlSec3		OppGlSec		OppHighInc3
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$524,909	517,980	53,022	9,497	270,026	142,602	(302)	–
Realized gain (loss) on investments	74,104	(61,428)	184,557	91,819	2,612,574	2,094,212	(80)	–
Change in unrealized gain (loss) on investments	(188,237)	59,204	(204,740)	528,285	(2,586,681)	1,394,466	(3,193)	–
Reinvested capital gains	–	–	359,391	213,406	1,725,651	1,920,739	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	410,776	515,756	392,230	843,007	2,021,570	5,552,019	(3,575)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	510,870	625,793	1,369,384	1,677,980	640	44,188	17,626	–
Transfers between funds	(49,592)	86,471	413,420	1,648,556	(1,846,255)	(1,513,966)	90,873	–
Surrenders (note 6)	(911,939)	(459,829)	(752,642)	(440,872)	(2,146,176)	(2,151,334)	(1,596)	–
Death benefits (note 4)	(39,203)	(29,886)	(41,749)	(6,803)	(218,520)	(211,952)	–	–
Net policy repayments (loans) (note 5)	(76,963)	(35,645)	386,022	309,643	(467,073)	(704,823)	1,312	–
Deductions for surrender charges (note 2d)	(1,752)	(8,577)	(426)	(2,417)	(2,237)	(20,300)	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(456,084)	(492,130)	(371,984)	(257,243)	(1,051,117)	(1,210,228)	(1,755)	–
Asset charges (note 3):
MSP contracts	(6,943)	(7,449)	(2,706)	(2,048)	(14,632)	(14,159)	–	–
LSFP contracts	(6,684)	(6,411)	(2,911)	(1,984)	(10,982)	(12,028)	–	–
Adjustments to maintain reserves	(91)	9,216	17	10	207	2,798	33	–

Net equity transactions	(1,038,381)	(318,447)	996,425	2,924,822	(5,756,145)	(5,791,804)	106,493	–

Net change in contract owners’ equity	(627,605)	197,309	1,388,655	3,767,829	(3,734,575)	(239,785)	102,918	–
Contract owners’ equity beginning of period	11,451,238	11,253,929	6,742,484	2,974,655	35,853,755	36,093,540	–	–

Contract owners’ equity end of period	$10,823,633	11,451,238	8,131,139	6,742,484	32,119,180	35,853,755	102,918	–

CHANGES IN UNITS:
Beginning units	477,286	494,198	479,820	247,696	902,632	1,029,012	–	–

Units purchased	72,782	156,167	235,329	285,602	112,831	158,662	10,961	–
Units redeemed	(114,992)	(173,079)	(168,529)	(53,478)	(238,077)	(285,042)	(267)	–

Ending units	435,076	477,286	546,620	479,820	777,386	902,632	10,694	–

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppHighInc		OppMStSCap		OppMSt		OppMidCap
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$41,814	40,309	(3,165)	(4,855)	11,022	11,780	(9,076)	(12,067)
Realized gain (loss) on investments	(6,938)	(5,076)	8,054	102,276	178,260	72,433	116,295	125,208
Change in unrealized gain (loss) on investments	(38,746)	17,994	(76,840)	(29,831)	(99,839)	185,311	(10,721)	(71,606)
Reinvested capital gains	–	–	45,630	25,550	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(3,870)	53,227	(26,321)	93,140	89,443	269,524	96,498	41,535

Equity transactions:
Purchase payments received from contract owners (note 6)	12,695	35,573	63,584	90,956	99,392	95,216	102,708	128,202
Transfers between funds	(191,521)	113,167	131,907	398,737	(220,379)	392,275	(301,045)	(251,389)
Surrenders (note 6)	(14,172)	(66,566)	(37,735)	(31,182)	(210,786)	(44,398)	(59,970)	(153,575)
Death benefits (note 4)	–	–	–	–	(55,034)	(79,297)	(20,699)	(12,151)
Net policy repayments (loans) (note 5)	(1,099)	(22,757)	(23,689)	(11,558)	(58,836)	(73,454)	(30,598)	918
Deductions for surrender charges (note 2d)	(87)	(439)	–	(787)	(239)	(148)	(88)	(1,752)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(22,982)	(22,996)	(46,893)	(38,278)	(83,795)	(79,006)	(85,091)	(107,289)
Asset charges (note 3):
MSP contracts	(648)	(717)	(221)	(128)	(2,795)	(2,757)	(602)	(483)
LSFP contracts	(457)	(398)	(707)	(225)	(1,177)	(1,103)	(270)	(420)
Adjustments to maintain reserves	49	(64)	(52)	3	34	98	5	317

Net equity transactions	(218,222)	34,803	86,194	407,538	(533,615)	207,426	(395,650)	(397,622)

Net change in contract owners’ equity	(222,092)	88,030	59,873	500,678	(444,172)	476,950	(299,152)	(356,087)
Contract owners’ equity beginning of period	664,225	576,195	1,133,028	632,350	2,405,945	1,928,995	1,578,859	1,934,946

Contract owners’ equity end of period	$442,133	664,225	1,192,901	1,133,028	1,961,773	2,405,945	1,279,707	1,578,859

CHANGES IN UNITS:
Beginning units	49,608	46,888	55,332	35,404	222,728	205,266	245,818	308,834

Units purchased	2,774	12,764	18,569	29,626	27,285	87,812	33,623	57,133
Units redeemed	(19,254)	(10,044)	(14,817)	(9,698)	(75,837)	(70,350)	(91,865)	(120,149)

Ending units	33,128	49,608	59,084	55,332	174,176	222,728	187,576	245,818

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	PVTGroInc		PVTIntlEq		PVTVoygr		TRoeBlChip2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$810	707	9,735	(684)	(267)	(251)	(1,850)	(770)
Realized gain (loss) on investments	(91)	9,397	20,299	29,844	3,423	3,324	62,166	7,612
Change in unrealized gain (loss) on investments	(25,028)	6,494	(53,099)	37,078	917	1,141	(20,940)	23,688
Reinvested capital gains	17,302	2,275	54,130	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(7,007)	18,873	31,065	66,238	4,073	4,214	39,376	30,530

Equity transactions:
Purchase payments received from contract owners (note 6)	4,826	5,428	20,459	30,702	2,398	2,383	30,729	18,007
Transfers between funds	2,777	30,462	129,508	(23,641)	(9,237)	(27,059)	314,976	136,078
Surrenders (note 6)	(1,062)	(35,269)	(19,739)	(10,603)	(882)	–	(35,013)	(54,370)
Death benefits (note 4)	–	–	(4,534)	–	–	–	–	–
Net policy repayments (loans) (note 5)	(2,759)	(2,775)	(4,912)	(1,039)	881	(482)	(20,696)	121
Deductions for surrender charges (note 2d)	–	(411)	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,397)	(12,309)	(17,929)	(11,802)	(4,277)	(4,925)	(15,562)	(15,811)
Asset charges (note 3):
MSP contracts	–	–	(1)	(10)	(213)	(196)	(429)	(256)
LSFP contracts	(1)	(114)	(157)	(26)	(76)	(100)	–	(111)
Adjustments to maintain reserves	11	(29)	(51)	28	(5)	10	32	13

Net equity transactions	(2,605)	(15,017)	102,644	(16,391)	(11,411)	(30,369)	274,037	83,671

Net change in contract owners’ equity	(9,612)	3,856	133,709	49,847	(7,338)	(26,155)	313,413	114,201
Contract owners’ equity beginning of period	115,838	111,982	370,460	320,613	80,963	107,118	356,290	242,089

Contract owners’ equity end of period	$106,226	115,838	504,169	370,460	73,625	80,963	669,703	356,290

CHANGES IN UNITS:
Beginning units	7,034	7,844	17,808	19,614	5,916	8,234	29,062	21,492

Units purchased	1,122	4,968	10,147	8,618	357	391	30,196	21,990
Units redeemed	(1,258)	(5,778)	(5,559)	(10,424)	(1,173)	(2,709)	(10,488)	(14,420)

Ending units	6,898	7,034	22,396	17,808	5,100	5,916	48,770	29,062

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	TRowEqInc2		TRowLtdTBd2		DrySRGro		VEWrldBd
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$14,679	6,599	7,912	1,528	(10,435)	(49,304)	148,549	230,704
Realized gain (loss) on investments	56,339	1,102	2,139	(54)	(283,858)	(435,841)	(62,582)	(64,415)
Change in unrealized gain (loss) on investments	(144,478)	82,943	2,506	312	885,971	1,181,954	154,431	(4,075)
Reinvested capital gains	90,216	30,539	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	16,756	121,183	12,557	1,786	591,678	696,809	240,398	162,214

Equity transactions:
Purchase payments received from contract owners (note 6)	79,115	94,354	2,271	1,316	749,177	833,043	149,050	150,914
Transfers between funds	270,046	789,443	327,843	26,415	(310,224)	(428,466)	300,154	(71,300)
Surrenders (note 6)	(40,851)	(3,239)	–	(514)	(592,352)	(736,233)	(135,076)	(505,868)
Death benefits (note 4)	–	–	–	–	(43,342)	(64,260)	(24,930)	(1,420)
Net policy repayments (loans) (note 5)	(42,121)	(5,594)	1,772	(97)	(18,488)	145,274	(8,828)	139,390
Deductions for surrender charges (note 2d)	–	(183)	–	–	(1,368)	(7,417)	(332)	(2,160)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,704)	(31,449)	(9,448)	(1,420)	(542,630)	(570,614)	(122,647)	(133,845)
Asset charges (note 3):
MSP contracts	(207)	(49)	(102)	–	(2,229)	(2,468)	(1,432)	(1,176)
LSFP contracts	(669)	(333)	(17)	–	(2,817)	(2,992)	(381)	(454)
Adjustments to maintain reserves	11	58	59	(21)	(26)	1,201	38	2,192

Net equity transactions	208,620	843,008	322,378	25,679	(764,299)	(832,932)	155,616	(423,727)

Net change in contract owners’ equity	225,376	964,191	334,935	27,465	(172,621)	(136,123)	396,014	(261,513)
Contract owners’ equity beginning of period	1,289,316	325,125	62,012	34,547	8,657,082	8,793,205	2,844,471	3,105,984

Contract owners’ equity end of period	$1,514,692	1,289,316	396,947	62,012	8,484,461	8,657,082	3,240,485	2,844,471

CHANGES IN UNITS:
Beginning units	103,122	30,698	5,960	3,428	362,908	398,460	144,434	167,104

Units purchased	35,155	77,295	34,604	2,763	84,968	86,163	38,401	24,635
Units redeemed	(20,135)	(4,871)	(4,308)	(231)	(117,362)	(121,715)	(30,405)	(47,305)

Ending units	118,142	103,122	36,256	5,960	330,514	362,908	152,430	144,434

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMkt		VEWrldHAs		VKUCorPlus		VKUEmMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(16,974)	1,284	(64,105)	(65,291)	10,008	11,934	172,810	183,241
Realized gain (loss) on investments	1,638,688	1,637,462	1,703,160	2,448,894	2,549	(4,884)	(41,585)	48,041
Change in unrealized gain (loss) on investments	82,871	639,534	1,644,501	(885,664)	8,225	277	(66,085)	(46,208)
Reinvested capital gains	2,156,585	939,523	1,473,529	642,387	–	1,911	78,893	42,664

Net increase (decrease) in contract owners’ equity resulting from operations	3,861,170	3,217,803	4,757,085	2,140,326	20,782	9,238	144,033	227,738

Equity transactions:
Purchase payments received from contract owners (note 6)	406,654	468,520	375,964	932,089	12,085	8,687	79,438	95,715
Transfers between funds	(351,722)	(72,994)	857,604	(496,466)	250,442	51,665	(167,106)	(232,754)
Surrenders (note 6)	(539,830)	(645,512)	(742,511)	(1,134,179)	(32,927)	(84,046)	(66,100)	(142,002)
Death benefits (note 4)	(34,771)	(289,173)	(9,881)	(164,468)	–	–	(10,830)	(9,746)
Net policy repayments (loans) (note 5)	(109,248)	(765)	(175,768)	(189,311)	(11,075)	8,821	(14,311)	(14,640)
Deductions for surrender charges (note 2d)	(741)	(5,179)	(389)	(4,653)	–	(328)	–	(1,416)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(375,189)	(326,146)	(411,823)	(406,102)	(18,481)	(16,071)	(87,068)	(97,504)
Asset charges (note 3):
MSP contracts	(5,985)	(4,313)	(8,046)	(6,868)	(97)	(79)	(881)	(1,080)
LSFP contracts	(9,420)	(7,724)	(3,194)	(3,074)	(74)	(61)	(3,737)	(4,327)
Adjustments to maintain reserves	279	513	1,154	(11,966)	28	36	9	253

Net equity transactions	(1,019,973)	(882,773)	(116,890)	(1,484,998)	199,901	(31,376)	(270,586)	(407,501)

Net change in contract owners’ equity	2,841,197	2,335,030	4,640,195	655,328	220,683	(22,138)	(126,553)	(179,763)
Contract owners’ equity beginning of period	11,285,298	8,950,268	11,110,432	10,455,104	341,760	363,898	2,481,886	2,661,649

Contract owners’ equity end of period	$14,126,495	11,285,298	15,750,627	11,110,432	562,443	341,760	2,355,333	2,481,886

CHANGES IN UNITS:
Beginning units	508,528	562,354	304,462	347,218	30,284	33,292	120,794	143,840

Units purchased	102,968	98,786	58,662	56,622	26,797	10,102	30,254	31,041
Units redeemed	(148,818)	(152,612)	(58,104)	(99,378)	(9,693)	(13,110)	(41,962)	(54,087)

Ending units	462,678	508,528	305,020	304,462	47,388	30,284	109,086	120,794

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE		WFVDisc		WFVOpp
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$115,313	100,766	(51,938)	(50,456)	573	(215,703)
Realized gain (loss) on investments	3,939,107	1,979,110	646,495	369,770	93,211	55
Change in unrealized gain (loss) on investments	(9,669,937)	3,692,843	1,097,061	714,074	(2,882,045)	263,654
Reinvested capital gains	1,981,393	1,496,337	–	–	4,826,981	3,582,720

Net increase (decrease) in contract owners’ equity resulting from operations	(3,634,124)	7,269,056	1,691,618	1,033,388	2,038,720	3,630,726

Equity transactions:
Purchase payments received from contract owners (note 6)	747,226	915,299	326,377	374,181	1,400,462	1,611,457
Transfers between funds	(5,815,128)	987,861	(247,675)	(33,725)	(1,163,843)	(1,406,170)
Surrenders (note 6)	(1,087,998)	(1,291,997)	(573,020)	(628,573)	(2,863,802)	(1,992,977)
Death benefits (note 4)	(45,939)	(99,378)	(3,839)	(8,451)	(232,086)	(113,092)
Net policy repayments (loans) (note 5)	(145,577)	(165,156)	(28,890)	(29,981)	3,830	(27,911)
Deductions for surrender charges (note 2d)	(2,184)	(16,388)	(354)	(1,140)	(2,618)	(13,532)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(793,076)	(830,874)	(316,893)	(322,344)	(1,383,823)	(1,464,476)
Asset charges (note 3):
MSP contracts	(9,033)	(9,590)	(2,827)	(2,219)	(8,032)	(7,783)
LSFP contracts	(10,311)	(10,154)	(633)	(870)	(7,683)	(7,925)
Adjustments to maintain reserves	(241)	317	191	970	11,453	3,144

Net equity transactions	(7,162,261)	(520,060)	(847,563)	(652,152)	(4,246,142)	(3,419,265)

Net change in contract owners’ equity	(10,796,385)	6,748,996	844,055	381,236	(2,207,422)	211,461
Contract owners’ equity beginning of period	26,868,542	20,119,546	8,177,366	7,796,130	33,782,998	33,571,537

Contract owners’ equity end of period	$16,072,157	26,868,542	9,021,421	8,177,366	31,575,576	33,782,998

CHANGES IN UNITS:
Beginning units	473,108	482,116	240,618	263,596	746,196	831,198

Units purchased	37,574	107,910	31,233	68,246	87,677	146,683
Units redeemed	(175,324)	(116,918)	(52,539)	(91,224)	(173,225)	(231,685)

Ending units	335,358	473,108	219,312	240,618	660,648	746,196

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b)	The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)

AIM VIF – Capital Development Fund – Series I (AIMCapDev)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A (AlVSmMdCpA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Mid Cap Value Fund – Class I (ACVPMdCpV)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

American Century VP – VistaSM Fund – Class I (ACVPVista1)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – European Equity Portfolio (DryIPEuroEq)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Developing Leaders Portfolio – Initial Shares (DryVDevLd)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – American Leaders Fund II – Primary Shares (FedAmLead)

Federated IS – Capital Appreciation Fund II – Primary Shares (FedCapAp)

Federated IS – Market Opportunity Fund II – Service Shares (FedMrkOp)

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – High Income Portfolio – Initial Class R (FidVIPHIR)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);

Fidelity® VIP IV – Energy Portfolio – Service Class 2 (FidVIPEnergyS2)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class (FidVIPFree10S)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class (FidVIPFree20S)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class (FidVIPFree30S)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3)

Franklin Templeton VIP – Foreign Securities Fund – Class 1 (FrVIPForSec)

Franklin Templeton VIP – Foreign Securities Fund – Class 3 (FrVIPForSec3)

Franklin Templeton VIP – Global Income Securities Fund – Class 3 (FrVIPGlInc3)

Franklin Templeton VIP – Income Securities Fund – Class 2 (FrVIPIncSec2)

Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1 (FrVIPRisDiv)

Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1 (FrVIPSCapV1)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares (JAspRMgCore)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Value Series – Initial Class (MFSValue)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – American Funds Asset Allocation Fund – Class II (NVITAstAll2)

Nationwide VIT – American Funds Bond Fund – Class II (NVITBnd2)

Nationwide VIT – American Funds Global Growth Fund – Class II (NVITGlobGr2)

Nationwide VIT – American Funds Growth – Income Fund – Class II (NVITGroInc2)

Nationwide VIT – American Funds Growth Fund – Class II (NVITGrowth2)

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Federated High Income Bond Fund – Class III (NVITFHiInc3)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Index Fund – Class VI (NVITIntIdx6)

Nationwide VIT – International Value Fund – Class I (NVITIntValI)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Balanced Portfolio – I Class Shares (NBTBal)

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – International Portfolio – Class S (NBTAInt)

Neuberger Berman AMT – Mid Cap Growth Portfolio – Class S (NBTAMCGrS)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Regency Portfolio – Class S (NBTARegS)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – High Income Fund – Class 3 (OppHighInc3)

Oppenheimer VAF – High Income Fund – Non-Service Shares (OppHighInc)

Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares (OppMStSCap)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – Growth and Income Fund – IB Shares (PVTGroInc)

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)

Putnam VT – Voyager Fund – IB Shares (PVTVoygr)

Strong Variable Insurance Funds, Inc. – Strong International Stock Fund II (StVIFIntStk2)*

Portfolios T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Limited Term Bond Portfolio – Class II (TRowLtdTBd2)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Morgan Stanley Real Estate Securities Fund (VKLRealEst)*

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

At December 31, 2007, contract owners were invested in all of the above funds, except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Policy Charges

(a)	Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. For flexible premium contracts, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual break point premium.

On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

The Company may at its sole discretion reduce this sales loading.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $3,025,837 and $3,219,241, respectively.

(b)	Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

(c)	Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

Purchase payments totalling less than $25,000 – $10/month

Purchase payments totalling $25,000 or more – none

Contracts issued on or after April 16, 1990:

Purchase payments totalling less than $25,000 – $90/year ($65/year in New York)

Purchase payments totalling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the monthly charge is equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10 minimum.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000 basic coverage charge. For policy years one through ten the per policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy per year). For policy years eleven and after, the per policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy per year).

(d)	Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines a specified amount each year. After the ninth year, the charge is 0%. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the ninth year for flexible premium contracts and after the tenth year for multiple payment and last survivor contracts, the charge is 0%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10% of the initial premium payment and declines a specified amount each year to 0% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)	Asset Charges

For single premium contracts, the Company deducts a mortality and expense risk charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For multiple payment contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.80%. The charge is assessed through the daily unit value calculation and is reflected in the table below.

For modified single premium contracts (MSP), the Company deducts an annualized rate of 0.90% charged against the cash value in the Variable Account. This charge is assessed monthly against each contract by liquidating units.

For flexible premium contracts and last survivor flexible premium contracts (LSFP), the Company deducts an annualized rate of 0.80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by contract type for the period ended December 31, 2007:

	Total	AIMBValue	AIMCapAp	AIMCapDev	AlVGrIncA
Single Premium contracts issued prior to April 16,1990	$766,441	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	5,130	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,223,443	6,372	853	2,516	4,820

Total	$5,995,014	6,372	853	2,516	4,820

	AlVSmMdCpA	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInflPro2
Single Premium contracts issued prior to April 16,1990	$–	5,465	20,312	2,205	–
Single Premium contracts issued on or after April 16, 1990	–	–	130	–	–
Multiple Payment and Flexible Premium contracts	8,035	25,321	93,479	17,071	4,204

Total	$8,035	30,786	113,921	19,276	4,204

	ACVPInt	ACVPInt3	ACVPMdCpV	ACVPUltra	ACVPVal
Single Premium contracts issued prior to April 16,1990	$9,227	–	–	147	16,392
Single Premium contracts issued on or after April 16, 1990	12	–	–	–	–
Multiple Payment and Flexible Premium contracts	49,491	14,767	7,231	3,042	64,302

Total	$58,730	14,767	7,231	3,189	80,694

	ACVPVista1	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap
Single Premium contracts issued prior to April 16,1990	$–	601	4,828	5,517	3,085
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,330	4,419	37,580	57,678	7,842

Total	$3,330	5,020	42,408	63,195	10,927

	DryStkIx	DryVApp	DryVDevLd	DryVGroInc	FedAmLead
Single Premium contracts issued prior to April 16,1990	$43,018	9,871	–	2,241	–
Single Premium contracts issued on or after April 16, 1990	207	–	–	–	–
Multiple Payment and Flexible Premium contracts	388,429	25,824	1,582	10,721	983

Total	$431,654	35,695	1,582	12,962	983

	FedCapAp	FedMrkOp	FedQualBd	FidVIPEI	FidVIPGr
Single Premium contracts issued prior to April 16,1990	$–	–	3,543	74,683	64,200
Single Premium contracts issued on or after April 16, 1990	–	–	–	870	823
Multiple Payment and Flexible Premium contracts	85	14	4,640	400,122	460,901

Total	$85	14	8,183	475,675	525,924

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPHI	FidVIPHIR	FidVIPOv	FidVIPOvSR	FidVIPAM
Single Premium contracts issued prior to April 16,1990	$19,457	–	23,905	–	27,939
Single Premium contracts issued on or after April 16, 1990	277	–	381	–	208
Multiple Payment and Flexible Premium contracts	82,601	3,886	77,419	29,910	99,460

Total	$102,335	3,886	101,705	29,910	127,607

	FidVIPCon	FidVIPIGBdS	FidVIPGrOp	FidVIPMCapS	FidVIPVaIS
Single Premium contracts issued prior to April 16,1990	$52,504	–	1,050	–	2,340
Single Premium contracts issued on or after April 16, 1990	–	–	74	–	–
Multiple Payment and Flexible Premium contracts	378,116	18,055	25,755	58,040	7,178

Total	$430,620	18,055	26,879	58,040	9,518

	FidVIPEnergyS2	FidVIPFree10S	FidVIPFree20S	FidVIPFree30S	FrVIPDevMrk3
Single Premium contracts issued prior to April 16,1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	26,992	1,763	3,367	2,958	12,523

Total	$26,992	1,763	3,367	2,958	12,523

	FrVIPForSec	FrVIPForSec3	FrVIPGlInc3	FrVIPIncSec2	FrVIPRisDiv
Single Premium contracts issued prior to April 16,1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	5,522	10,242	5,069	4,516	24,928

Total	$5,522	10,242	5,069	4,516	24,928

	FrVIPSCapV1	JAspBal	JAspForty	JAspGlTechS	JAspRMgCore
Single Premium contracts issued prior to April 16,1990	$–	–	1,374	922	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	20,959	1,304	16,735	5,718	1,150

Total	$20,959	1,304	18,109	6,640	1,150

	JAspIntGroS2	JAspIntGroS	LBTShrtDBd	MFSInvGrSt	MFSValue
Single Premium contracts issued prior to April 16,1990	$–	12,418	6,716	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	95	–	–
Multiple Payment and Flexible Premium contracts	28,961	17,956	14,142	1,562	6,638

Total	$28,961	30,374	20,953	1,562	6,638

	NVITAstAll2	NVITBnd2	NVITGlobGr2	NVITGroInc2	NVITGrowth2
Single Premium contracts issued prior to April 16,1990	$–	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	3,347	3,107	6,622	315	6,992

Total	$3,347	3,107	6,622	315	6,992

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NVITFHiInc	NVITFHiInc3	NVITEmMrkts	NVITEmMrkts3	NVITGlUtl
Single Premium contracts issued prior to April 16,1990	$–	–	10,890	–	6,392
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	968	3,404	9,773	26,290	9,631

Total	$968	3,404	20,663	26,290	16,023

	NVITIntGro	NVITGlFin	NVITGlHlth	NVITGlHlth3	NVITGlTech
Single Premium contracts issued prior to April 16,1990	$9,160	1,144	2,327	–	1,166
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	9,086	4,557	891	2,447	2,365

Total	$18,246	5,701	3,218	2,447	3,531

	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntIdx6	NVITIntValI
Single Premium contracts issued prior to April 16,1990	$–	19,515	3,470	–	–
Single Premium contracts issued on or after April 16, 1990	–	182	–	–	–
Multiple Payment and Flexible Premium contracts	2,437	47,227	109,539	1,251	4,379

Total	$2,437	66,924	113,009	1,251	4,379

	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2
Single Premium contracts issued prior to April 16,1990	$–	50	701	6,199	4,485
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	12,359	24,867	3,180	34,458	41,524

Total	$12,359	24,917	3,881	40,657	46,009

	NVITIDModCon2	NVITMdCpGr	NVITMidCap	NVITMyMkt	NVITSmCapGr
Single Premium contracts issued prior to April 16,1990	$6,338	1,938	6,501	51,327	1,955
Single Premium contracts issued on or after April 16, 1990	–	–	8	489	16
Multiple Payment and Flexible Premium contracts	12,311	6,781	34,224	121,727	7,001

Total	$18,649	8,719	40,733	173,543	8,972

	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITNWLead	NVITUSGro
Single Premium contracts issued prior to April 16,1990	$10,100	7,600	19,131	262	970
Single Premium contracts issued on or after April 16, 1990	201	142	148	–	–
Multiple Payment and Flexible Premium contracts	48,440	159,416	485,952	3,435	3,236

Total	$58,741	167,158	505,231	3,697	4,206

	NVITVKVal	NVITMltSec	NBTBal	NBTAFasc	NBTAGro
Single Premium contracts issued prior to April 16,1990	$–	2,278	–	–	14,434
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	499
Multiple Payment and Flexible Premium contracts	5,382	6,607	540	597	104,598

Total	$5,382	8,885	540	597	119,531

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	NBTAGuard	NBTAInt	NBTAMCGrS	NBTAPart	NBTARegS
Single Premium contracts issued prior to April 16,1990	$826	–	–	14,087	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	10,851	2,278	4,448	138,474	1,132

Total	$11,677	2,278	4,448	152,561	1,132

	NBTSocRes	OppBal	OppCapAp	OppBdFd	OppGlSec3
Single Premium contracts issued prior to April 16,1990	$–	18,469	7,398	7,406	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	2,546	64,185	60,272	52,668	45,691

Total	$2,546	82,654	67,670	60,074	45,691

	OppGlSec	OppHighInc3	OppHighInc	OppMStSCap	OppMSt
Single Premium contracts issued prior to April 16,1990	$25,870	–	–	–	819
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	178,829	302	3,667	7,444	9,307

Total	$204,699	302	3,667	7,444	10,126

	OppMidCap	PVTGroInc	PVTIntlEq	PVTVoygr	TRoeBlChip2
Single Premium contracts issued prior to April 16,1990	$1,016	–	–	–	–
Single Premium contracts issued on or after April 16, 1990	–	–	–	–	–
Multiple Payment and Flexible Premium contracts	8,060	696	2,769	267	2,417

Total	$9,076	696	2,769	267	2,417

	TRowEqInc2	TRowLtdTBd2	DrySRGro	VEWrldBd	VEWrldEMkt
Single Premium contracts issued prior to April 16,1990	$–	–	1,652	7,038	12,353
Single Premium contracts issued on or after April 16, 1990	–	–	–	118	–
Multiple Payment and Flexible Premium contracts	8,475	1,139	54,467	11,797	59,218

Total	$8,475	1,139	56,119	18,953	71,571

	VEWrldHAs	VKUCorPlus	VKUEmMkt	VKUUSRE	WFVDisc
Single Premium contracts issued prior to April 16,1990	$22,405	–	1,267	17,289	4,746
Single Premium contracts issued on or after April 16, 1990	–	–	118	–	–
Multiple Payment and Flexible Premium contracts	56,805	2,365	10,448	121,123	47,192

Total	$79,210	2,365	11,833	138,412	51,938

	WFVOpp
Single Premium contracts issued prior to April 16,1990	$21,507
Single Premium contracts issued on or after April 16, 1990	132
Multiple Payment and Flexible Premium contracts	183,769

Total	$205,408

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $25,005,246 and $25,634,866, respectively, and total transfers from the Account to the fixed account were $26,261,704 and $30,150,545, respectively.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Modified Single Premium contracts and Last Survivor Flexible Premium contracts
AIM VIF – Basic Value Fund – Series I
2007	0.00%	1,070	$17.641592	$18,877	0.50%	1.54%
2006	0.00%	1,192	17.373346	20,709	0.55%	13.20%
2005	0.00%	1,026	15.346928	15,746	0.09%	5.74%
2004	0.00%	738	14.514365	10,712	0.00%	11.07%
2003	0.00%	1,146	13.067831	14,976	0.11%	30.68%	05/01/03
AIM VIF – Capital Appreciation Fund – Series I
2007	0.00%	692	17.125365	11,851	0.00%	12.01%
2005	0.00%	780	14.382523	11,218	0.04%	8.84%
2004	0.00%	76	13.214909	1,004	0.00%	6.63%
2003	0.00%	78	12.393708	967	0.00%	23.94%	05/01/03
AIM VIF – Capital Development Fund – Series I
2007	0.00%	2,980	21.270438	63,386	0.00%	10.84%
2006	0.00%	2,070	19.189430	39,722	0.00%	16.52%
2005	0.00%	2,094	16.468791	34,486	0.00%	9.60%
2004	0.00%	2,534	15.025595	38,075	0.00%	15.50%
2003	0.00%	286	13.009212	3,721	0.00%	30.09%	05/01/03
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.00%	18,646	17.929588	334,315	1.55%	5.12%
2006	0.00%	19,406	17.056580	331,000	1.47%	17.29%
2005	0.00%	17,122	14.542693	249,000	1.68%	4.87%
2004	0.00%	18,484	13.867818	256,333	0.96%	11.46%
2003	0.00%	10,465	12.441750	130,203	0.00%	24.42%	05/01/03
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.00%	4,368	20.478040	89,448	1.06%	1.70%
2006	0.00%	2,614	20.134859	52,633	0.39%	14.42%
2005	0.00%	3,250	17.597332	57,191	0.72%	6.91%
2004	0.00%	6,962	16.459431	114,591	0.13%	19.30%
2003	0.00%	3,645	13.796395	50,288	0.02%	37.96%	05/01/03
American Century VP – Balanced Fund – Class I
2007	0.00%	27,022	21.683809	585,940	2.12%	4.94%
2006	0.00%	29,950	20.663955	618,885	1.93%	9.62%
2005	0.00%	40,316	18.850696	759,985	1.83%	4.93%
2004	0.00%	40,968	17.964228	735,958	1.68%	9.78%
2003	0.00%	39,618	16.364159	648,315	2.53%	19.46%
American Century VP – Capital Appreciation Fund – Class I
2007	0.00%	57,452	23.730825	1,363,383	0.00%	45.80%
2006	0.00%	58,212	16.275964	947,456	0.00%	17.22%
2005	0.00%	73,308	13.885054	1,017,886	0.00%	22.06%
2004	0.00%	71,068	11.375351	808,423	0.00%	7.58%
2003	0.00%	78,088	10.573426	825,658	0.00%	20.47%
American Century VP – Income & Growth Fund – Class I
2007	0.00%	27,666	15.233128	421,440	1.88%	-0.07%
2006	0.00%	28,052	15.243369	427,607	1.88%	17.09%
2005	0.00%	27,378	13.018850	356,430	2.03%	4.63%
2004	0.00%	42,110	12.442664	523,961	1.44%	12.99%
2003	0.00%	57,191	11.011963	629,785	1.30%	29.35%
American Century VP – Inflation Protection Fund – Class II
2007	0.00%	16,186	12.340997	199,751	4.41%	9.49%
2006	0.00%	14,560	11.270913	164,104	3.22%	1.59%
2005	0.00%	10,992	11.094803	121,954	4.38%	1.56%
2004	0.00%	7,602	10.924094	83,045	3.57%	5.81%
2003	0.00%	739	10.324182	7,630	1.88%	3.24%	04/30/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – International Fund – Class I
2007	0.00%	38,002	$27.938306	$1,061,712	0.72%	18.06%
2006	0.00%	42,276	23.665218	1,000,471	1.65%	25.03%
2005	0.00%	52,474	18.928348	993,246	1.27%	13.25%
2004	0.00%	63,654	16.713189	1,063,861	0.58%	14.92%
2003	0.00%	93,653	14.542846	1,361,981	0.75%	24.51%
American Century VP – International Fund – Class III
2007	0.00%	25,082	17.230511	432,176	0.60%	18.06%
2006	0.00%	20,366	14.595156	297,245	1.19%	25.03%
2005	0.00%	20,404	11.673757	238,191	0.00%	16.74%	05/02/05
American Century VP – Mid Cap Value Fund – Class I
2007	0.00%	3,036	13.306496	40,399	0.70%	-2.31%
2006	0.00%	5,932	13.620466	80,797	1.31%	20.30%
2005	0.00%	956	11.322176	10,824	1.06%	13.22%	05/02/05
American Century VP – Ultra® Fund – Class I
2007	0.00%	9,952	13.288079	132,243	0.00%	21.02%
2006	0.00%	9,430	10.980437	103,546	0.00%	-3.28%
2005	0.00%	9,754	11.352287	110,730	0.00%	2.17%
2004	0.00%	12,672	11.111676	140,807	0.00%	10.68%
2003	0.00%	8,464	10.039885	84,978	0.00%	24.90%
American Century VP – Value Fund – Class I
2007	0.00%	72,996	26.987072	1,969,948	1.65%	-5.14%
2006	0.00%	72,824	28.448790	2,071,755	1.39%	18.65%
2005	0.00%	73,392	23.976512	1,759,684	0.88%	5.03%
2004	0.00%	80,992	22.827520	1,848,846	1.01%	14.33%
2003	0.00%	94,777	19.965823	1,892,301	1.09%	28.96%
American Century VP – VistaSM Fund – Class I
2007	0.00%	5,970	17.466180	104,273	0.00%	39.77%
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.00%	8,174	16.814740	137,444	0.00%	-3.96%
2006	0.00%	11,692	17.507392	204,696	0.00%	13.20%
2005	0.00%	12,466	15.465259	192,790	0.00%	16.14%
2004	0.00%	11,532	13.315648	153,556	0.00%	17.99%
2003	0.00%	11,132	11.285456	125,630	0.00%	47.66%
Credit Suisse Trust – International Focus Portfolio
2007	0.00%	56,358	17.966043	1,012,530	1.08%	16.60%
2006	0.00%	90,002	15.408829	1,386,825	1.03%	18.65%
2005	0.00%	94,820	12.986442	1,231,374	0.91%	17.44%
2004	0.00%	103,404	11.058069	1,143,449	0.99%	14.74%
2003	0.00%	111,879	9.637324	1,078,214	0.49%	33.09%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.00%	94,682	14.178269	1,342,427	0.00%	-0.83%
2006	0.00%	104,538	14.297420	1,494,624	0.00%	4.77%
2005	0.00%	127,936	13.646704	1,745,905	0.00%	-2.68%
2004	0.00%	136,576	14.022473	1,915,133	0.00%	10.87%
2003	0.00%	136,928	12.647723	1,731,827	0.00%	48.55%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.00%	26,930	15.709599	423,060	0.37%	-0.65%
2006	0.00%	29,498	15.813075	466,454	0.36%	14.41%
2005	0.00%	38,236	13.821296	528,471	0.00%	7.23%
2004	0.00%	40,584	12.889095	523,091	0.50%	21.88%
2003	0.00%	38,496	10.574853	407,090	0.33%	37.78%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.00%	420,020	26.340376	11,063,485	1.70%	5.26%
2006	0.00%	481,242	25.025241	12,043,197	1.65%	15.50%
2005	0.00%	514,448	21.667325	11,146,712	1.60%	4.69%
2004	0.00%	578,778	20.696422	11,978,634	1.80%	10.64%
2003	0.00%	632,333	18.706070	11,828,465	1.51%	28.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.00%	53,388	$18.514426	$988,448	1.61%	7.13%
2006	0.00%	57,100	17.281782	986,790	1.49%	16.48%
2005	0.00%	63,038	14.837109	935,302	0.02%	4.38%
2004	0.00%	68,432	14.214838	972,750	1.63%	5.05%
2003	0.00%	77,680	13.532029	1,051,168	1.40%	21.17%
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.00%	178	14.026060	2,497	0.83%	-11.06%
2006	0.00%	3,288	15.770049	51,852	0.43%	3.77%
2005	0.00%	5,054	15.197076	76,806	0.00%	5.80%
2004	0.00%	3,802	14.363942	54,612	0.22%	11.34%
2003	0.00%	4,756	12.900917	61,357	0.08%	29.01%	05/01/03
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.00%	33,820	17.918567	606,006	0.76%	8.45%
2006	0.00%	38,470	16.523102	635,644	0.77%	14.51%
2005	0.00%	35,564	14.429123	513,157	1.34%	3.35%
2004	0.00%	37,814	13.961156	527,927	1.23%	7.47%
2003	0.00%	36,562	12.991038	474,978	0.84%	26.57%
Federated IS – American Leaders Fund II – Primary Shares
2006	0.00%	406	16.967010	6,889	1.47%	16.81%
2005	0.00%	362	14.525597	5,258	1.33%	5.02%
2004	0.00%	306	13.830995	4,232	0.41%	9.78%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.00%	17,856	12.999880	232,126	4.97%	5.38%
2006	0.00%	19,464	12.335785	240,104	3.43%	4.15%
2005	0.00%	19,802	11.843786	234,531	3.65%	1.30%
2004	0.00%	12,318	11.692084	144,023	4.98%	3.62%
2003	0.00%	11,878	11.283621	134,027	3.93%	4.65%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.00%	278,062	26.368140	7,331,978	1.77%	1.53%
2006	0.00%	307,480	25.970609	7,985,443	3.30%	20.19%
2005	0.00%	348,510	21.607366	7,530,383	1.64%	5.87%
2004	0.00%	375,788	20.410267	7,669,933	1.56%	11.53%
2003	0.00%	409,083	18.300351	7,486,362	1.80%	30.33%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.00%	275,376	24.975885	6,877,759	0.82%	26.96%
2006	0.00%	294,384	19.671592	5,791,002	0.40%	6.85%
2005	0.00%	341,122	18.410455	6,280,211	0.51%	5.80%
2004	0.00%	365,242	17.401445	6,355,739	0.27%	3.38%
2003	0.00%	393,063	16.832769	6,616,339	0.27%	32.85%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.00%	140,988	15.287268	2,155,321	7.41%	2.79%
2006	0.00%	171,428	14.872903	2,549,632	7.80%	11.24%
2005	0.00%	185,840	13.370516	2,484,777	16.14%	2.70%
2004	0.00%	222,416	13.018901	2,895,612	8.82%	9.59%
2003	0.00%	277,638	11.879372	3,298,165	5.94%	27.26%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.00%	10,246	9.890596	101,339	11.21%	-1.09%	05/01/07
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.00%	74,300	26.138222	1,942,070	3.29%	17.31%
2006	0.00%	89,902	22.280924	2,003,100	0.91%	18.08%
2005	0.00%	101,850	18.869419	1,921,850	0.71%	19.05%
2004	0.00%	112,550	15.850578	1,783,983	1.14%	13.64%
2003	0.00%	104,335	13.948630	1,455,330	0.83%	43.37%
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.00%	38,404	17.283296	663,748	3.21%	17.23%
2006	0.00%	31,164	14.743687	459,472	0.77%	17.95%
2005	0.00%	21,148	12.499996	264,350	0.00%	25.00%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.00%	54,336	$22.938056	$1,246,362	6.08%	15.50%
2006	0.00%	66,348	19.859153	1,317,615	2.71%	7.32%
2005	0.00%	71,156	18.505123	1,316,751	2.76%	4.04%
2004	0.00%	80,426	17.785832	1,430,443	2.76%	5.47%
2003	0.00%	78,858	16.863587	1,329,829	3.62%	17.97%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.00%	224,578	38.182151	8,574,871	0.93%	17.59%
2006	0.00%	244,798	32.470034	7,948,599	1.27%	11.72%
2005	0.00%	264,040	29.064668	7,674,235	0.29%	16.94%
2004	0.00%	258,620	24.855086	6,428,022	0.34%	15.48%
2003	0.00%	271,532	21.523942	5,844,439	0.46%	28.46%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.00%	30,732	11.826500	363,452	4.06%	4.21%
2006	0.00%	27,706	11.348586	314,424	3.27%	4.30%
2005	0.00%	24,210	10.880732	263,423	1.67%	2.08%
2004	0.00%	24,840	10.659014	264,770	1.88%	4.32%
2003	0.00%	998	10.217718	10,197	0.00%	2.18%	05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.00%	45,896	15.610808	716,474	0.00%	23.18%
2006	0.00%	47,470	12.672871	601,581	0.69%	5.46%
2005	0.00%	52,346	12.017274	629,056	0.95%	8.89%
2004	0.00%	61,482	11.036087	678,521	0.53%	7.19%
2003	0.00%	60,543	10.295709	623,333	0.74%	29.87%
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.00%	30,584	27.011367	826,116	0.70%	15.49%
2006	0.00%	29,260	23.389128	684,366	0.25%	12.59%
2005	0.00%	37,294	20.773676	774,733	0.00%	18.20%
2004	0.00%	27,716	17.574515	487,095	0.00%	24.77%
2003	0.00%	9,873	14.085331	139,064	0.00%	40.85%	05/01/03
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.00%	21,268	16.996302	361,477	0.83%	5.60%
2006	0.00%	14,632	16.095011	235,502	0.41%	16.20%
2005	0.00%	9,800	13.851491	135,745	0.00%	2.55%
2004	0.00%	27,044	13.506506	365,270	0.00%	13.99%
2003	0.00%	26,162	11.849148	309,997	0.00%	57.79%
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.00%	27,034	22.953063	620,513	0.12%	45.64%
2006	0.00%	28,390	15.759845	447,422	0.73%	16.62%
2005	0.00%	11,834	13.514321	159,928	0.65%	35.14%	05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.00%	4,590	12.888793	59,160	5.88%	8.65%
2006	0.00%	8,244	11.863160	97,800	3.42%	9.78%
2005	0.00%	2,002	10.806063	21,634	0.56%	8.06%	05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.00%	8,938	13.695591	122,411	2.17%	10.17%
2006	0.00%	7,022	12.431698	87,295	1.69%	11.81%
2005	0.00%	5,140	11.118664	57,150	0.86%	11.19%	05/02/05
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.00%	12,404	21.120230	261,975	2.20%	28.70%
2006	0.00%	13,590	16.410826	223,023	1.19%	28.17%
2005	0.00%	14,152	12.804274	181,206	0.53%	28.04%	05/02/05
Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.00%	5,050	24.554735	124,001	2.23%	15.79%
2006	0.00%	6,940	21.206570	147,174	1.41%	21.70%
2005	0.00%	8,296	17.425708	144,564	1.37%	10.48%
2004	0.00%	25,722	15.773327	405,722	1.10%	18.87%
2003	0.00%	4,015	13.269107	53,275	0.79%	32.69%	05/01/03
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.00%	29,610	15.828965	468,696	2.03%	15.45%
2006	0.00%	28,060	13.711150	384,735	1.38%	21.46%
2005	0.00%	21,384	11.288544	241,394	0.39%	12.89%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.00%	12,206	$12.380292	$151,114	2.64%	11.03%
2006	0.00%	1,668	11.150160	18,598	2.45%	12.84%
2005	0.00%	1,034	9.881172	10,217	7.95%	-1.19%	05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.00%	11,684	11.637657	135,974	3.26%	3.76%
2006	0.00%	7,444	11.216304	83,494	0.00%	12.16%	05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.00%	26,128	16.266644	425,015	2.53%	-2.41%
2006	0.00%	23,316	16.669002	388,654	1.22%	17.43%
2005	0.00%	20,818	14.195085	295,513	1.09%	3.68%
2004	0.00%	30,080	13.690957	411,824	0.66%	11.25%
2003	0.00%	15,727	12.306508	193,544	0.20%	23.07%	05/01/03
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.00%	7,310	20.738061	151,595	0.88%	-2.14%
2006	0.00%	9,688	21.190555	205,294	0.82%	17.30%
2005	0.00%	8,690	18.064784	156,983	0.91%	8.99%
2004	0.00%	7,248	16.575156	120,137	0.19%	24.09%
2003	0.00%	2,401	13.357313	32,071	0.12%	33.57%	05/01/03
Gartmore GVIT –Small Cap Growth Fund: Class I–Intial Funding by Depositor
2006	0.00%	23,198	8.204136	190,320	0.00%	3.21%
2005	0.00%	18,340	7.949160	145,788	0.00%	8.09%
2004	0.00%	38,172	7.354229	280,726	0.00%	13.42%
2003	0.00%	29,802	6.484322	193,246	0.00%	34.27%
Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.00%	624	15.660699	9,772	1.92%	10.29%
2006	0.00%	4,932	14.199918	70,034	1.96%	10.41%
2005	0.00%	5,050	12.860543	64,946	2.56%	7.66%
2004	0.00%	668	11.945467	7,980	3.27%	8.29%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.00%	51,646	12.409688	640,911	0.19%	36.63%
2006	0.00%	29,426	9.082400	267,259	0.14%	9.12%
2005	0.00%	51,138	8.323593	425,652	0.01%	12.56%
2004	0.00%	46,432	7.395085	343,369	0.02%	17.97%
2003	0.00%	57,199	6.268750	358,566	0.25%	20.23%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.00%	53,308	5.412137	288,510	0.37%	21.70%
2006	0.00%	47,252	4.447186	210,138	0.00%	7.83%
2005	0.00%	48,024	4.124323	198,066	0.00%	11.55%
2004	0.00%	46,310	3.697308	171,222	0.00%	0.57%
2003	0.00%	63,964	3.676479	235,162	0.00%	46.47%
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.00%	848	18.842190	15,978	0.36%	6.13%
2006	0.00%	2,146	17.753498	38,099	0.10%	10.77%
2005	0.00%	1,406	16.027544	22,535	1.43%	10.91%
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.00%	20,534	14.893765	305,829	0.50%	28.07%
2006	0.00%	26,134	11.629148	303,916	1.97%	16.29%	05/01/06
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.00%	65,132	17.876194	1,164,312	0.43%	28.02%
2006	0.00%	53,060	13.963792	740,919	1.92%	46.63%
2005	0.00%	38,214	9.523236	363,921	1.14%	31.94%
2004	0.00%	47,840	7.217918	345,305	0.83%	18.69%
2003	0.00%	43,445	6.081514	264,211	0.99%	34.53%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.00%	47,302	16.571972	783,887	2.65%	4.77%
2006	0.00%	50,648	15.817282	801,114	3.06%	4.20%
2005	0.00%	52,164	15.179497	791,823	2.61%	1.44%
2004	0.00%	57,882	14.963540	866,120	3.64%	0.78%
2003	0.00%	68,260	14.847857	1,013,515	4.41%	2.42%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.00%	760	$15.850552	$12,046	0.34%	11.36%
2006	0.00%	804	14.233850	11,444	0.00%	7.58%
2005	0.00%	704	13.231476	9,315	0.38%	4.49%
2004	0.00%	1,058	12.663111	13,398	0.00%	9.18%
MFS VIT – Value Series – Initial Class
2007	0.00%	9,498	19.812092	188,175	0.91%	7.91%
2006	0.00%	6,766	18.360218	124,225	0.80%	20.84%
2005	0.00%	2,450	15.193770	37,225	0.65%	6.66%
2004	0.00%	2,060	14.245099	29,345	0.34%	15.18%
2003	0.00%	255	12.367820	3,154	0.00%	23.68%	05/01/03
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.00%	18,106	11.205324	202,884	2.56%	6.14%
2006	0.00%	9,828	10.556998	103,754	3.56%	5.57%	05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.00%	6,166	10.853118	66,920	8.87%	2.98%
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.00%	8,996	12.399481	111,546	2.69%	14.36%
2006	0.00%	2,236	10.842096	24,243	0.07%	8.42%	05/01/06
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.00%	4,432	11.597638	51,401	0.68%	11.90%
2006	0.00%	288	10.364424	2,985	1.29%	3.64%	05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.00%	5,886	14.296317	84,148	7.20%	3.13%
2006	0.00%	6,018	13.861826	83,420	7.10%	10.60%
2005	0.00%	8,510	12.532998	106,656	6.81%	2.38%
2004	0.00%	7,390	12.241616	90,466	8.50%	10.10%
2003	0.00%	5,828	11.119017	64,802	9.25%	11.19%	05/01/03
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.00%	9,004	12.027193	108,293	8.02%	3.17%
2006	0.00%	4,016	11.657910	46,818	7.03%	10.60%
2005	0.00%	1,936	10.540776	20,407	6.33%	5.41%	05/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.00%	4,872	36.889137	179,724	0.71%	45.58%
2006	0.00%	5,092	25.339713	129,030	0.72%	36.72%
2005	0.00%	11,646	18.534273	215,850	0.61%	32.64%
2004	0.00%	16,620	13.973799	232,245	0.93%	20.74%
2003	0.00%	19,194	11.573140	222,135	0.66%	65.26%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.00%	44,814	26.524857	1,188,685	0.74%	45.55%
2006	0.00%	26,004	18.224168	473,901	0.78%	36.64%
2005	0.00%	17,390	13.336908	231,929	0.19%	33.37%	05/02/05
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.00%	13,688	24.676248	337,768	2.36%	20.43%
2006	0.00%	10,732	20.489395	219,892	2.82%	37.56%
2005	0.00%	12,822	14.894755	190,981	2.16%	6.39%
2004	0.00%	12,104	14.000446	169,461	1.92%	29.97%
2003	0.00%	3,190	10.772327	34,364	0.70%	24.05%
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.00%	13,744	17.076402	234,698	0.38%	27.15%
2006	0.00%	15,102	13.430598	202,829	0.78%	32.96%
2005	0.00%	3,756	10.100861	37,939	1.03%	30.21%
2004	0.00%	1,590	7.757434	12,334	1.40%	14.19%
2003	0.00%	2,327	6.793220	15,808	0.00%	35.62%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.00%	6,516	19.621675	127,855	3.13%	-1.05%
2006	0.00%	1,856	19.830405	36,805	1.89%	20.32%
2005	0.00%	952	16.481268	15,690	2.00%	11.15%
2004	0.00%	1,534	14.827817	22,746	1.45%	20.99%
2003	0.00%	1,548	12.255125	18,971	0.88%	41.45%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.00%	2,924	$15.497697	$45,315	0.08%	13.16%
2006	0.00%	4,354	13.695316	59,629	0.00%	2.71%
2005	0.00%	7,210	13.334230	96,140	0.00%	8.44%
2004	0.00%	11,908	12.296466	146,426	0.00%	7.86%
2003	0.00%	7,254	11.400451	82,699	0.00%	36.69%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.00%	1,306	12.491648	16,314	0.09%	13.23%
2006	0.00%	3,408	11.032385	37,598	0.00%	2.70%
2005	0.00%	230	10.742057	2,471	0.00%	7.42%	05/02/05
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.00%	10,448	4.241547	44,316	0.00%	20.09%
2006	0.00%	11,308	3.531877	39,938	0.00%	11.17%
2005	0.00%	15,970	3.177040	50,737	0.00%	-0.52%
2004	0.00%	24,430	3.193545	78,018	0.00%	4.31%
2003	0.00%	27,880	3.061527	85,355	0.00%	55.23%
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.00%	1,330	16.444438	21,871	0.00%	20.19%
2006	0.00%	172	13.682536	2,353	0.00%	11.08%
2005	0.00%	2,428	12.317458	29,907	0.00%	23.17%	05/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.00%	97,024	20.096370	1,949,830	4.45%	7.16%
2006	0.00%	95,134	18.753954	1,784,139	4.11%	3.34%
2005	0.00%	105,202	18.147625	1,909,166	3.64%	3.26%
2004	0.00%	114,686	17.574111	2,015,504	5.48%	3.26%
2003	0.00%	141,781	17.018937	2,412,962	3.14%	2.00%
Nationwide VIT – Growth Fund – Class I
2007	0.00%	104,626	15.454811	1,616,975	0.17%	19.54%
2006	0.00%	118,580	12.928125	1,533,017	0.05%	6.17%
2005	0.00%	135,380	12.177042	1,648,528	0.08%	6.50%
2004	0.00%	145,006	11.433814	1,657,972	0.33%	8.16%
2003	0.00%	161,969	10.571536	1,712,261	0.02%	32.74%
Nationwide VIT – International Value Fund – Class I
2007	0.00%	1,206	23.734976	28,624	2.06%	2.92%
2006	0.00%	2,190	23.062454	50,507	2.08%	22.67%
2005	0.00%	3,908	18.800450	73,472	1.34%	12.09%
2004	0.00%	11,032	16.772215	185,031	2.03%	20.29%
2003	0.00%	3,602	13.838062	49,845	0.00%	38.38%	05/01/03
Nationwide VIT – International Value Fund – Class III
2007	0.00%	10,900	14.468946	157,712	2.12%	2.93%
2006	0.00%	10,116	14.056822	142,199	2.01%	22.75%
2005	0.00%	6,630	11.451970	75,927	0.95%	14.52%	05/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.00%	5,888	16.743624	98,586	2.03%	5.96%
2006	0.00%	1,756	15.802084	27,748	2.11%	16.87%
2005	0.00%	530	13.521320	7,166	1.95%	7.93%
2004	0.00%	84	12.527746	1,052	1.75%	14.03%
2003	0.00%	86	10.986753	945	1.41%	31.87%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.00%	4,112	13.117367	53,939	3.97%	5.38%
2006	0.00%	3,274	12.447546	40,753	2.89%	6.16%
2005	0.00%	966	11.724859	11,326	2.78%	3.31%
2004	0.00%	5,030	11.349571	57,088	2.46%	4.65%
2003	0.00%	4,630	10.845040	50,213	2.37%	7.91%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.00%	89,402	14.896957	1,331,818	2.62%	5.66%
2006	0.00%	90,888	14.099052	1,281,435	2.50%	11.35%
2005	0.00%	72,624	12.661618	919,537	2.36%	5.34%
2004	0.00%	57,958	12.019313	696,615	2.27%	9.54%
2003	0.00%	26,164	10.972970	287,097	2.06%	20.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.00%	50,888	$16.055259	$817,020	2.25%	6.15%
2006	0.00%	47,128	15.125018	712,812	2.27%	14.54%
2005	0.00%	25,104	13.204972	331,498	2.14%	7.07%
2004	0.00%	24,722	12.332826	304,892	1.97%	12.09%
2003	0.00%	10,934	11.002361	120,300	1.54%	26.64%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.00%	13,564	14.088774	191,100	2.92%	5.86%
2006	0.00%	13,888	13.308971	184,835	2.76%	8.42%
2005	0.00%	9,208	12.275099	113,029	2.75%	4.49%
2004	0.00%	27,902	11.748118	327,796	2.48%	7.16%
2003	0.00%	21,041	10.963279	230,678	2.34%	13.70%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.00%	16,598	7.604065	126,212	0.00%	9.01%2
2006	0.00%	19,038	6.975264	132,795	0.00%	9.91%
2005	0.00%	24,418	6.346461	154,968	0.00%	9.74%
2004	0.00%	21,204	5.783113	122,625	0.00%	15.34%
2003	0.00%	85,532	5.014057	428,862	0.00%	40.13%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.00%	51,172	18.152010	928,875	1.35%	7.56%
2006	0.00%	58,484	16.876236	986,990	1.13%	9.89%
2005	0.00%	65,296	15.357475	1,002,782	1.03%	12.10%
2004	0.00%	74,186	13.700026	1,016,350	0.54%	15.73%
2003	0.00%	87,632	11.837744	1,037,365	0.49%	34.65%
Nationwide VIT – Money Market Fund – Class I
2007	0.00%	553,934	15.235553	8,439,491	4.64%	4.79%2
2006	0.00%	307,156	14.538752	4,465,665	4.49%	4.53%
2005	0.00%	309,850	13.908651	4,309,596	2.64%	2.67%
2004	0.00%	336,040	13.547206	4,552,403	0.78%	0.81%
2003	0.00%	426,388	13.438171	5,729,875	0.63%	0.63%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.00%	17,950	9.004045	161,623	0.00%	9.75%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.00%	71,274	23.666727	1,686,822	1.10%	-6.89%
2006	0.00%	98,728	25.419000	2,509,567	0.43%	17.29%
2005	0.00%	107,082	21.671283	2,320,604	0.06%	3.07%
2004	0.00%	125,486	21.025284	2,638,379	0.00%	17.30%
2003	0.00%	144,123	17.924637	2,583,352	0.00%	56.85%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.00%	118,982	32.550692	3,872,946	0.09%	2.13%
2006	0.00%	127,382	31.871050	4,059,798	0.11%	12.04%
2005	0.00%	133,578	28.446533	3,799,831	0.00%	12.32%
2004	0.00%	143,764	25.327151	3,641,133	0.00%	19.02%
2003	0.00%	163,826	21.279390	3,486,117	0.00%	41.01%
Nationwide VIT – Nationwide Fund – Class I
2007	0.00%	215,182	24.661007	5,306,605	1.05%	8.18%
2006	0.00%	247,594	22.796000	5,644,153	1.08%	13.63%
2005	0.00%	271,134	20.062025	5,439,497	0.91%	7.44%
2004	0.00%	283,884	18.672551	5,300,838	1.28%	9.75%
2003	0.00%	320,276	17.013568	5,449,038	0.56%	27.51%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.00%	5,280	17.979434	94,931	1.15%	11.56%
2006	0.00%	4,904	16.116355	79,035	0.97%	16.05%
2005	0.00%	2,942	13.887943	40,858	1.54%	10.31%
2004	0.00%	2,072	12,589767	26,086	0.52%	18.79%
2003	0.00%	680	10.598061	7,207	0.19%	25.38%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.00%	10,106	19.237188	194,411	0.00%	22.49%
2006	0.00%	9,376	15.705651	147,256	0.25%	-0.29%
2005	0.00%	5,658	15.751023	89,119	0.00%	11.96%
2004	0.00%	4,040	14.068165	56,835	0.00%	12.41%
2003	0.00%	4,436	12.515174	55,517	0.00%	52.14%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.00%	8,692	$17.592080	$152,910	1.71%	-2.22%
2006	0.00%	7,610	17.990877	136,911	1.74%	15.91%
2005	0.00%	5,522	15.522071	85,713	1.69%	4.25%
2004	0.00%	1,768	14.889740	26,325	1.56%	17.50%
2003	0.00%	75	12.672281	950	1.52%	26.72%	05/01/03
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.00%	9,784	15.689482	153,506	4.10%	4.62%
2006	0.00%	10,602	14.995990	158,987	4.42%	4.84%
2005	0.00%	14,212	14.303985	203,288	3.89%	2.18%
2004	0.00%	12,326	13.998807	172,549	4.85%	6.53%
2003	0.00%	18,184	13.140266	238,943	5.47%	12.12%
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.00%	544	15.355015	8,353	0.00%	0.52%
2006	0.00%	34	15.276302	519	0.00%	5.25%
2005	0.00%	854	14.513954	12,395	0.00%	2.90%
2004	0.00%	486	14.105334	6,855	0.00%	11.88%
Neuberger Berman AMT – Growth Portfolio- Class I
2007	0.00%	64,996	22.802283	1,482,057	0.00%	22.70%
2006	0.00%	77,208	18.584451	1,434,868	0.00%	14.07%
2005	0.00%	74,162	16.292408	1,208,278	0.00%	13.50%
2004	0.00%	79,436	14.354807	1,140,288	0.00%	16.60%
2003	0.00%	92,061	12.310867	1,133,351	0.00%	31.40%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.00%	13,170	15.878484	209,120	0.26%	7.39%
2006	0.00%	20,178	14.786128	298,354	0.67%	13.38%
2005	0.00%	23,910	13.041591	311,824	0.14%	8.39%
2004	0.00%	34,354	12.031993	413,347	0.12%	15.81%
2003	0.00%	33,326	10.389042	346,225	0.84%	31.76%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.00%	5,680	14.972222	85,042	1.68%	3.21%
2006	0.00%	5,640	14.506093	81,814	0.00%	23.45%
2005	0.00%	2,516	11.750261	29,564	0.22%	17.50%	05/02/05
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.00%	950	22.685497	21,551	0.00%	22.20%
2005	0.00%	2,328	16.217741	37,755	0.00%	13.42%
2004	0.00%	3,532	14.298387	50,502	0.00%	16.03%
2003	0.00%	2,927	12.322580	36,068	0.00%	23.23%	05/01/03
Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.00%	179,968	29.127775	5,242,067	0.64%	9.34%
2006	0.00%	188,418	26.640503	5,019,550	0.71%	12.24%
2005	0.00%	203,136	23.735143	4,821,462	1.02%	18.04%
2004	0.00%	200,296	20.106864	4,027,324	0.01%	18.98%
2003	0.00%	212,651	16.900050	3,593,813	0.00%	35.09%
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.00%	6,414	13.332382	85,514	0.66%	3.05%
2006	0.00%	4,738	12.937253	61,297	0.44%	10.94%
2005	0.00%	2,786	11.661977	32,490	0.00%	16.62%	05/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.00%	2,698	18.328379	49,450	0.09%	7.61%
2006	0.00%	1,732	17.031699	29,499	0.17%	13.70%
2005	0.00%	2,042	14.979202	30,588	0.00%	6.86%
2004	0.00%	510	14.018027	7,149	0.00%	13.28%
2003	0.00%	42	12.374746	520	0.00%	23.75%	05/01/03
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.00%	51,554	24.570849	1,266,726	2.57%	3.79%
2006	0.00%	64,490	23.674314	1,526,757	2.13%	11.15%
2005	0.00%	72,064	21.300283	1,534,984	1.76%	3.89%
2004	0.00%	76,060	20.502973	1,559,456	1.01%	10.10%
2003	0.00%	80,959	18.621945	1,507,614	2.82%	24.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.00%	58,424	$21.319679	$1,245,581	0.23%	14.15%
2006	0.00%	68,276	18.677035	1,275,193	0.38%	7.95%
2005	0.00%	81,160	17.301818	1,404,216	0.93%	5.10%
2004	0.00%	83,842	16.462506	1,380,249	0.33%	6.94%
2003	0.00%	98,014	15.394717	1,508,898	0.38%	30.94%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.00%	85,066	19.378308	1,648,435	5.26%	4.39%
2006	0.00%	87,354	18.563148	1,621,565	5.20%	5.28%
2005	0.00%	91,754	17.632382	1,617,842	5.34%	2.59%
2004	0.00%	96,616	17.187703	1,660,607	4.80%	5.49%
2003	0.00%	113,252	16.292834	1,845,196	5.67%	6.78%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.00%	48,132	15.092302	726,423	1.25%	6.34%
2006	0.00%	44,318	14.192798	628,996	0.80%	17.69%
2005	0.00%	28,160	12.059670	339,600	0.00%	20.60%	05/02/05
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.00%	69,624	42.082850	2,929,976	1.37%	6.32%
2006	0.00%	80,632	39.581622	3,191,545	1.04%	17.69%
2005	0.00%	90,550	33.631650	3,045,346	1.07%	14.31%
2004	0.00%	105,104	29.422164	3,092,387	1.25%	19.16%
2003	0.00%	103,002	24.690704	2,543,192	0.76%	43.02%
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.00%	8,188	13.627157	111,579	6.11%	-0.10%
2006	0.00%	9,746	13.641009	132,945	6.97%	9.42%
2005	0.00%	8,710	12.466334	108,582	6.75%	2.31%
2004	0.00%	12,018	12.184423	146,432	4.23%	8.97%
2003	0.00%	6,913	11.181817	77,300	0.00%	11.82%	05/01/03
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.00%	6,170	20.683895	127,620	0.32%	-1.21%
2006	0.00%	2,530	20.937110	52,971	0.14%	15.00%
2005	0.00%	1,242	18.206560	22,613	0.00%	9.92%
2004	0.00%	1,252	16.563464	20,737	0.00%	19.42%
2003	0.00%	2,855	13.869971	39,599	0.00%	38.70%	05/01/03
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.00%	39,470	11.662711	460,327	1.00%	4.42%
2006	0.00%	40,880	11.168617	456,573	1.11%	15.02%
2005	0.00%	44,198	9.709756	429,152	1.25%	5.98%
2004	0.00%	28,322	9.162245	259,493	0.84%	9.46%
2003	0.00%	34,417	8.370485	288,087	0.90%	26.72%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.00%	13,234	7.183358	95,065	0.00%	6.33%
2006	0.00%	16,826	6.755577	113,669	0.00%	2.96%
2005	0.00%	17,266	6.561616	113,293	0.00%	12.33%
2004	0.00%	34,910	5.841557	203,929	0.00%	19.78%
2003	0.00%	27,076	4.877042	132,051	0.00%	25.59%
Putnam VT – Growth and Income Fund – IB Shares
2005	0.00%	1,222	14.527575	17,753	1.56%	5.23%
2004	0.00%	1,634	13.805820	22,559	1.66%	11.11%
Putnam VT – International Equity Fund – IB Shares
2007	0.00%	1,362	23.093467	31,453	2.65%	8.37%
2006	0.00%	232	21.310423	4,944	0.44%	27.72%
2005	0.00%	178	16.685441	2,970	1.11%	12.20%
Putnam VT – Voyager Fund – IB Shares
2007	0.00%	2,622	14.640393	38,387	0.00%	5.52%
2006	0.00%	2,660	13.874456	36,906	0.13%	5.44%
2005	0.00%	2,746	13.159164	36,135	0.60%	5.69%
2004	0.00%	2,224	12.450430	27,690	0.19%	5.03%
2003	0.00%	42	11.853879	498	0.00%	18.54%	05/01/03
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.00%	2,696	$13.915435	$37,516	0.12%	12.49%
2006	0.00%	3,280	12.370493	40,575	0.24%	9.33%
2005	0.00%	2,948	11.314946	33,356	0.29%	13.15%	05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.00%	8,510	13.002714	110,653	1.53%	3.03%
2006	0.00%	8,360	12.620348	105,506	1.59%	18.65%
2005	0.00%	3,790	10.636871	40,314	1.20%	6.37%	05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.00%	3,446	11.086232	38,203	3.91%	5.23%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.00%	29,132	19.305130	562,397	0.53%	7.79%
2006	0.00%	35,276	17.910706	631,818	0.11%	9.20%
2005	0.00%	40,512	16.401660	664,464	0.00%	3.62%
2004	0.00%	46,244	15.829359	732,013	0.38%	6.21%
2003	0.00%	50,706	14.903772	755,711	0.11%	26.00%
Turner GVIT Growth Focus Fund – Class I
2003	0.00%	35,452	3.336873	118,299	0.00%	50.96%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.00%	12,120	19.230801	233,077	5.77%	9.71%
2006	0.00%	10,512	17.528628	184,261	8.51%	6.48%
2005	0.00%	12,460	16.461869	205,115	7.55%	-3.03%
2004	0.00%	14,838	16.976579	251,898	8.78%	9.15%
2003	0.00%	23,556	15.553340	366,374	1.75%	18.16%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.00%	66,814	32.046703	2,141,168	0.43%	37.61%
2006	0.00%	71,040	23.287309	1,654,330	0.60%	39.49%
2005	0.00%	83,034	16.694466	1,386,208	0.73%	32.00%
2004	0.00%	83,090	12.647730	1,050,900	0.59%	25.89%
2003	0.00%	79,411	10.046593	797,810	0.11%	54.19%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.00%	38,468	39.522005	1,520,332	0.11%	45.36%
2006	0.00%	42,234	27.189640	1,148,327	0.07%	24.49%
2005	0.00%	54,640	21.840496	1,193,365	0.30%	51.67%
2004	0.00%	41,778	14.400064	601,606	0.37%	24.23%
2003	0.00%	43,115	11.615034	500,782	0.48%	45.08%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.00%	1,932	12.175696	23,523	3.05%	5.45%
2006	0.00%	1,480	11.546094	17,088	3.94%	3.73%
2005	0.00%	1,144	11.130805	12,734	3.62%	4.21%
2004	0.00%	622	10.680729	6,643	4.78%	4.37%
2003	0.00%	49	10.233765	501	0.00%	2.34%	05/01/03
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.00%	11,312	22.844597	258,418	7.41%	6.53%
2006	0.00%	34,466	21.443912	739,086	7.72%	10.81%
2005	0.00%	37,616	19.352478	727,963	7.52%	12.25%
2004	0.00%	37,346	17.240440	643,861	6.41%	10.06%
2003	0.00%	41,844	15.664315	655,458	0.00%	27.86%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.00%	38,256	49.750947	1,903,272	1.10%	-17.07%
2006	0.00%	45,458	59.991892	2,727,111	1.08%	38.04%
2005	0.00%	49,280	43.458397	2,141,630	1.22%	17.05%
2004	0.00%	57,878	37.127644	2,148,874	1.55%	36.39%
2003	0.00%	54,506	27.220749	1,483,694	0.00%	37.51%
Wells Fargo AVT – Discovery FundSM
2007	0.00%	14,270	29.066542	414,780	0.00%	22.32%
2006	0.00%	14,944	23.762009	355,099	0.00%	14.64%
2005	0.00%	16,270	20.726714	337,224	0.00%	8.27%
2004	0.00%	17,898	19.143146	342,624	0.00%	15.72%
2003	0.00%	18,929	16.542813	313,139	0.00%	39.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo AVT – Opportunity FundSM
2007	0.00%	55,488	$32.499052	$1,803,307	0.61%	6.63%
2006	0.00%	63,616	30.477301	1,938,844	0.00%	12.22%
2005	0.00%	70,754	27.158853	1,921,597	0.00%	7.88%
2004	0.00%	85,426	25.174087	2,150,522	0.00%	18.22%
2003	0.00%	93,627	21.294252	1,993,717	0.07%	37.01%
Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)
AIM VIF – Basic Value Fund – Series I
2007	0.50%	40,204	17.234687	692,903	0.50%	1.03%
2006	0.50%	55,976	17.058177	954,849	0.55%	12.64%
2005	0.50%	27,146	15.143837	411,095	0.09%	5.21%
2004	0.50%	2,482	14.393873	35,726	0.00%	10.52%
AIM VIF – Capital Appreciation Fund – Series I
2007	0.50%	17,866	16.730402	298,905	0.00%	11.45%
2006	0.50%	2,876	15.011307	43,173	0.04%	5.77%
2005	0.50%	288	14.192232	4,087	0.04%	8.29%
2004	0.50%	310	13.105225	4,063	0.00%	6.09%
2003	0.50%	1,364	12.965885	17,685	0.00%	29.66%	05/01/03
AIM VIF – Capital Development Fund – Series I
2007	0.50%	23,104	20.779892	480,099	0.00%	10.29%
2006	0.50%	11,446	18.841359	215,658	0.00%	15.94%
2005	0.50%	3,614	16.250893	58,731	0.00%	9.06%
2004	0.50%	4,050	14.900870	60,349	0.00%	14.92%
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.50%	20,390	17.516124	357,154	1.55%	4.59%
2006	0.50%	15,978	16.747221	267,587	1.47%	16.70%
2005	0.50%	10,070	14.350279	144,507	1.68%	4.35%
2004	0.50%	9,008	13.752717	123,884	0.96%	10.91%
2003	0.50%	1,081	12.400313	13,405	0.00%	24.00%	05/01/03
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.50%	38,038	20.005857	760,983	1.06%	1.19%
2006	0.50%	36,812	19.769734	727,763	0.39%	13.85%
2005	0.50%	26,464	17.364568	459,536	0.72%	6.38%
2004	0.50%	2,172	16.322856	35,453	0.13%	18.71%
American Century VP – Balanced Fund – Class I
2007	0.50%	72,948	27.155398	1,980,932	2.12%	4.41%
2006	0.50%	58,648	26.008605	1,525,353	1.93%	9.07%
2005	0.50%	50,386	23.844923	1,201,450	1.83%	4.41%
2004	0.50%	28,138	22.837145	642,592	1.68%	9.23%
2003	0.50%	10,265	20.907285	214,613	2.53%	18.86%
American Century VP – Capital Appreciation Fund – Class I
2007	0.50%	191,634	58.930990	11,293,181	0.00%	45.07%
2006	0.50%	148,624	40.621668	6,037,355	0.00%	16.64%
2005	0.50%	104,698	34.827698	3,646,390	0.00%	21.46%
2004	0.50%	59,666	28.675107	1,710,929	0.00%	7.05%
2003	0.50%	31,820	26.787231	852,370	0.00%	19.87%
American Century VP – Income & Growth Fund – Class I
2007	0.50%	111,674	14.514258	1,620,865	1.88%	-0.57%
2006	0.50%	110,050	14.597227	1,606,425	1.88%	16.50%
2005	0.50%	83,992	12.529281	1,052,359	2.03%	4.11%
2004	0.50%	28,284	12.034610	340,387	1.44%	12.43%
2003	0.50%	14,230	10.704192	152,321	1.30%	28.71%
American Century VP – Inflation Protection Fund – Class II
2007	0.50%	44,004	12.055397	530,486	4.41%	8.94%
2006	0.50%	25,006	11.065707	276,709	3.22%	1.08%
2005	0.50%	24,828	10.947391	271,802	4.38%	1.06%
2004	0.50%	9,540	10.832965	103,346	3.57%	5.28%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – International Fund – Class I
2007	0.50%	180,196	$28.924155	$5,212,017	0.72%	17.46%
2006	0.50%	181,244	24.623712	4,462,900	1.65%	24.40%
2005	0.50%	109,946	19.793391	2,176,204	1.27%	12.69%
2004	0.50%	59,792	17.564316	1,050,206	0.58%	14.35%
2003	0.50%	27,774	15.360020	426,609	0.75%	23.89%
American Century VP – International Fund – Class III
2007	0.50%	129,282	17.002494	2,198,116	0.60%	17.46%
2006	0.50%	52,054	14.474561	753,459	1.19%	24.40%
2005	0.50%	43,276	11.635157	503,523	0.00%	16.35%	05/02/05
American Century VP – Mid Cap Value Fund – Class I
2007	0.50%	69,408	13.130382	911,354	0.70%	-2.80%
2006	0.50%	28,362	13.507944	383,112	1.31%	19.70%
2005	0.50%	2,498	11.284751	28,189	1.06%	12.85%	05/02/05
American Century VP – Ultra® Fund – Class I
2007	0.50%	51,430	12.916798	664,311	0.00%	20.41%
2006	0.50%	21,516	10.727394	230,811	0.00%	-3.76%
2005	0.50%	20,298	11.146133	226,244	0.00%	1.66%
2004	0.50%	28,728	10.964413	314,986	0.00%	10.12%
2003	0.50%	2,408	9.956460	23,975	0.00%	24.28%
American Century VP – Value Fund – Class I
2007	0.50%	241,306	25.400814	6,129,369	1.65%	-5.61%
2006	0.50%	213,238	26.911603	5,738,576	1.39%	18.06%
2005	0.50%	121,762	22.794288	2,775,478	0.88%	4.51%
2004	0.50%	83,868	21.810391	1,829,194	1.01%	13.76%
2003	0.50%	31,176	19.171791	597,700	1.09%	28.32%
American Century VP – VistaSM Fund – Class I
2007	0.50%	80,738	17.235095	1,391,527	0.00%	39.07%
2006	0.50%	1,972	12.392995	24,439	0.00%	8.47%
2005	0.50%	242	11.425723	2,765	0.00%	14.26%	05/02/05
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.50%	19,506	15.825884	308,700	0.00%	-4.44%
2006	0.50%	16,544	16.560881	273,983	0.00%	12.64%
2005	0.50%	12,544	14.702300	184,426	0.00%	15.57%
2004	0.50%	9,874	12.721972	125,617	0.00%	17.40%
2003	0.50%	6,096	10.836336	66,058	0.00%	46.92%
Credit Suisse Trust – International Focus Portfolio
2007	0.50%	215,496	19.806457	4,268,212	1.08%	16.01%
2006	0.50%	169,282	17.072863	2,890,128	1.03%	18.06%
2005	0.50%	62,308	14.460784	901,023	0.91%	16.85%
2004	0.50%	39,228	12.375012	485,447	0.99%	14.17%
2003	0.50%	14,533	10.839093	157,525	0.49%	32.43%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.50%	277,018	19.080287	5,285,583	0.00%	-1.33%
2006	0.50%	219,292	19.337639	4,240,590	0.00%	4.25%
2005	0.50%	125,444	18.549847	2,326,967	0.00%	-3.16%
2004	0.50%	82,304	19.155888	1,576,606	0.00%	10.32%
2003	0.50%	27,210	17.364452	472,487	0.00%	47.81%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.50%	47,664	15.270683	727,862	0.37%	-1.15%
2006	0.50%	46,836	15.448774	723,559	0.36%	13.84%
2005	0.50%	38,160	13.570376	517,846	0.00%	6.70%
2004	0.50%	32,364	12.718312	411,615	0.50%	21.28%
2003	0.50%	6,160	10.487006	64,600	0.33%	37.09%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.50%	950,264	36.056885	34,263,560	1.70%	4.73%
2006	0.50%	710,704	34.429253	24,469,008	1.65%	14.92%
2005	0.50%	544,048	29.958454	16,298,837	1.60%	4.17%
2004	0.50%	347,660	28.759010	9,998,357	1.80%	10.09%
2003	0.50%	108,026	26.123506	2,822,018	1.51%	27.72%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.50%	117,308	$17.518498	$2,055,060	1.61%	6.60%
2006	0.50%	100,824	16.434584	1,657,000	1.49%	15.90%
2005	0.50%	71,712	14.180252	1,016,894	0.02%	3.86%
2004	0.50%	39,366	13.653414	537,480	1.63%	4.52%
2003	0.50%	15,431	13.062720	201,571	1.40%	20.57%
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.50%	9,412	13.702540	128,968	0.83%	-11.51%
2006	0.50%	9,442	15.484023	146,200	0.43%	3.25%
2005	0.50%	6,920	14.996047	103,773	0.00%	5.27%
2004	0.50%	4,108	14.244729	58,517	0.22%	10.79%
2003	0.50%	840	12.857964	10,801	0.08%	28.58%	05/01/03
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.50%	42,986	16.865204	724,968	0.76%	7.90%
2006	0.50%	10,806	15.630140	168,899	0.77%	13.94%
2005	0.50%	11,612	13.717541	159,288	1.34%	2.84%
2004	0.50%	10,312	13.338990	137,552	1.23%	6.93%
2003	0.50%	6,368	12.474297	79,436	0.84%	25.94%
Federated IS – American Leaders Fund II – Primary Shares
2007	0.50%	7,374	14.973799	110,417	1.55%	-10.12%
2006	0.50%	10,000	16.659331	166,593	1.47%	16.23%
2005	0.50%	6,978	14.333441	100,019	1.33%	4.50%
2004	0.50%	2,628	13.716228	36,046	0.41%	9.23%
Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.50%	254	16.457068	4,180	0.71%	9.33%
2005	0.50%	1,354	13.017510	17,626	1.07%	1.41%
2004	0.50%	1,276	12.836844	16,380	0.28%	6.86%
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.50%	246	10.155871	2,498	0.57%	-1.98%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.50%	26,966	12.636630	340,759	4.97%	4.86%
2006	0.50%	24,568	12.051517	296,082	3.43%	3.64%
2005	0.50%	16,246	11.628696	188,920	3.65%	0.79%
2004	0.50%	9,180	11.537144	105,911	4.98%	3.10%
2003	0.50%	4,444	11.189906	49,728	3.93%	4.12%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.50%	592,452	68.682638	40,691,166	1.77%	1.02%
2006	0.50%	491,100	67.988158	33,388,984	3.30%	19.60%
2005	0.50%	344,836	56.848284	19,603,335	1.64%	5.34%
2004	0.50%	187,988	53.967094	10,145,166	1.56%	10.97%
2003	0.50%	86,371	48.630667	4,200,279	1.80%	29.68%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.50%	622,446	77.381327	48,165,697	0.82%	26.33%
2006	0.50%	528,784	61.254324	32,390,306	0.40%	6.32%
2005	0.50%	390,486	57.613946	22,497,439	0.51%	5.27%
2004	0.50%	263,644	54.728412	14,428,817	0.27%	2.86%
2003	0.50%	105,480	53.205281	5,612,093	0.27%	32.19%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.50%	247,158	32.546729	8,044,184	7.41%	2.27%
2006	0.50%	261,306	31.824106	8,315,830	7.80%	10.68%
2005	0.50%	175,964	28.752380	5,059,384	16.14%	2.19%
2004	0.50%	140,176	28.136168	3,944,015	8.82%	9.05%
2003	0.50%	55,652	25.802029	1,435,935	5.94%	26.63%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.50%	122,470	9.857586	1,207,259	11.21%	-1.42%	05/01/07
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.50%	220,112	45.333254	9,978,393	3.29%	16.72%
2006	0.50%	218,334	38.837994	8,479,655	0.91%	17.49%
2005	0.50%	187,952	33.055758	6,212,896	0.71%	18.45%
2004	0.50%	160,928	27.905999	4,490,857	1.14%	13.07%
2003	0.50%	58,985	24.680530	1,455,781	0.83%	42.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.50%	238,614	$17.054609	$4,069,468	3.21%	16.64%
2006	0.50%	201,906	14.621895	2,952,248	0.77%	17.36%
2005	0.50%	108,508	12.458682	1,351,867	0.00%	24.59%	05/02/05
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.50%	306,478	40.213337	12,324,503	6.08%	14.92%
2006	0.50%	286,878	34.991020	10,038,154	2.71%	6.78%
2005	0.50%	288,746	32.768260	9,461,704	2.76%	3.53%
2004	0.50%	209,976	31.651957	6,646,151	2.76%	4.94%
2003	0.50%	84,282	30.161112	2,542,039	3.62%	17.39%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.50%	1,000,686	42.579734	42,608,944	0.93%	17.00%
2006	0.50%	755,746	36.392149	27,503,221	1.27%	11.16%
2005	0.50%	418,680	32.738236	13,706,845	0.29%	16.36%
2004	0.50%	222,346	28.136431	6,256,023	0.34%	14.90%
2003	0.50%	101,752	24.487594	2,491,662	0.46%	27.82%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.50%	239,992	11.553678	2,772,790	4.06%	3.69%
2006	0.50%	224,730	11.142647	2,504,087	3.27%	3.78%
2005	0.50%	47,416	10.736671	509,090	1.67%	1.57%
2004	0.50%	14,444	10.570462	152,680	1.88%	3.80%
2003	0.50%	9,748	10.183621	99,270	0.00%	1.84%	05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.50%	94,062	14.770825	1,389,373	0.00%	22.57%
2006	0.50%	47,778	12.051402	575,792	0.69%	4.93%
2005	0.50%	36,764	11.485107	422,238	0.95%	8.35%
2004	0.50%	38,174	10.600065	404,647	0.53%	6.66%
2003	0.50%	20,500	9.938499	203,739	0.74%	29.23%
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.50%	272,886	26.388591	7,201,077	0.70%	14.91%
2006	0.50%	217,404	22.965001	4,992,683	0.25%	12.03%
2005	0.50%	105,862	20.498936	2,170,058	0.00%	17.62%
2004	0.50%	28,738	17.428707	500,866	0.00%	24.15%
2003	0.50%	2,295	14.038431	32,218	0.00%	40.38%	05/01/03
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.50%	40,724	16.521474	672,821	0.83%	5.07%
2006	0.50%	50,330	15.724226	791,400	0.41%	15.62%
2005	0.50%	16,310	13.600017	221,816	0.00%	2.04%
2004	0.50%	22,246	13.327560	296,485	0.00%	13.42%
2003	0.50%	15,781	11.750739	185,438	0.00%	57.00%
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.50%	214,326	22.649325	4,854,339	0.12%	44.91%
2006	0.50%	115,990	15.629664	1,812,885	0.73%	16.04%
2005	0.50%	42,914	13.469693	578,038	0.65%	34.70%	05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.50%	71,358	12.718211	907,546	5.88%	8.10%
2006	0.50%	1,822	11.765134	21,436	3.42%	9.24%
2005	0.50%	1,590	10.770315	17,125	0.56%	7.70%	05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.50%	38,608	13.514322	521,761	2.17%	9.61%
2006	0.50%	6,200	12.328971	76,440	1.69%	11.25%
2005	0.50%	3,540	11.081899	39,230	0.86%	10.82%	05/02/05
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.50%	35,470	14.068082	498,995	2.76%	10.65%
2006	0.50%	17,674	12.713976	224,707	5.31%	12.59%
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.50%	102,474	20.840783	2,135,638	2.20%	28.05%
2006	0.50%	47,562	16.275260	774,084	1.19%	27.53%
2005	0.50%	17,310	12.761961	220,910	0.53%	27.62%	05/02/05

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.50%	21,480	$23.988549	$515,274	2.23%	15.21%
2006	0.50%	26,826	20.821962	558,570	1.41%	21.09%
2005	0.50%	26,236	17.195159	451,132	1.37%	9.93%
2004	0.50%	10,062	15.642411	157,394	1.10%	18.28%
2003	0.50%	2,090	13.224912	27,640	0.79%	32.25%	05/01/03
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.50%	118,810	15.619506	1,855,754	2.03%	14.87%2
2006	0.50%	54,682	13.597883	743,559	1.38%	20.86%
2005	0.50%	21,078	11.251218	237,153	0.39%	12.51%	05/02/05
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.50%	120,218	12.216405	1,468,632	2.64%	10.48%
2006	0.50%	14,172	11.057995	156,714	2.45%	12.28%
2005	0.50%	2,394	9.848458	23,577	7.95%	-1.52%	05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.50%	81,232	11.541005	937,499	3.26%	3.24%
2006	0.50%	8,720	11.179202	97,483	0.00%	11.79%	05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.50%	167,510	15.891491	2,661,984	2.53%	-2.90%
2006	0.50%	137,920	16.366662	2,257,290	1.22%	16.84%
2005	0.50%	76,976	14.007257	1,078,223	1.09%	3.17%
2004	0.50%	45,226	13.577316	614,048	0.66%	10.70%
2003	0.50%	11,618	12.265513	142,501	0.20%	22.66%	05/01/03
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.50%	109,944	20.259847	2,227,449	0.88%	-2.63%
2006	0.50%	98,784	20.806303	2,055,330	0.82%	16.72%
2005	0.50%	47,146	17.825857	840,418	0.91%	8.45%
2004	0.50%	20,500	16.437638	336,972	0.19%	23.47%
2003	0.50%	2,305	13.312843	30,686	0.12%	33.13%	05/01/03
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.50%	68,500	7.935212	543,562	0.00%	2.69%
2005	0.50%	36,714	7.727049	283,691	0.00%	7.55%
2004	0.50%	32,220	7.184440	231,483	0.00%	12.85%
2003	0.50%	10,334	6.366359	65,790	0.00%	33.60%
Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.50%	13,348	15.299488	204,218	1.92%	9.73%
2006	0.50%	9,396	13.942298	131,002	1.96%	9.87%
2005	0.50%	1,282	12.690331	16,269	2.56%	7.13%
2004	0.50%	730	11.846263	8,648	3.27%	7.75%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.50%	198,870	11.942871	2,375,079	0.19%	35.95%
2006	0.50%	81,402	8.784776	715,098	0.14%	8.57%
2005	0.50%	44,888	8.091082	363,192	0.01%	12.00%
2004	0.50%	23,622	7.224414	170,655	0.02%	17.38%
2003	0.50%	7,149	6.154757	44,000	0.25%	19.63%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.50%	126,802	5.208409	660,437	0.37%	21.09%
2006	0.50%	75,318	4.301344	323,969	0.00%	7.29%
2005	0.50%	36,250	4.009018	145,327	0.00%	10.99%
2004	0.50%	16,918	3.611898	61,106	0.00%	0.06%
2003	0.50%	8,256	3.609555	29,800	0.00%	45.74%
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.50%	5,388	18.407712	99,181	0.36%	5.60%
2006	0.50%	5,540	17.431528	96,571	0.10%	10.22%
2005	0.50%	3,292	15.815517	52,065	1.43%	10.36%
2004	0.50%	2,006	14.330811	28,748	2.29%	16.88%
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.50%	326,560	14.770042	4,823,305	0.50%	27.43%
2006	0.50%	121,018	11.590627	1,402,674	1.97%	15.91%	05/01/06

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.50%	103,560	$17.203858	$1,781,632	0.43%	27.38%
2006	0.50%	107,512	13.506291	1,452,088	1.92%	45.90%
2005	0.50%	62,034	9.257232	574,263	1.14%	31.28%
2004	0.50%	11,248	7.051335	79,313	0.83%	18.09%
2003	0.50%	7,242	5.970919	43,241	0.99%	33.86%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.50%	68,620	24.470719	1,679,181	2.65%	4.25%
2006	0.50%	55,674	23.474013	1,306,892	3.06%	3.68%
2005	0.50%	38,328	22.640077	867,749	2.61%	0.94%
2004	0.50%	37,986	22.429536	852,008	3.64%	0.28%
2003	0.50%	20,267	22.367675	453,326	4.41%	1.91%
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.50%	10,876	15.485007	168,415	0.34%	10.80%
2006	0.50%	9,652	13.975658	134,893	0.00%	7.04%
2005	0.50%	9,568	13.056404	124,924	0.38%	3.97%
2004	0.50%	4,150	12.557998	52,116	0.00%	8.64%
2003	0.50%	1,131	11.559230	13,073	0.00%	15.59%	05/01/03
MFS VIT – Value Series – Initial Class
2007	0.50%	49,510	19.355242	958,278	0.91%	7.37%
2006	0.50%	22,532	18.027234	406,190	0.80%	20.24%
2005	0.50%	8,422	14.992740	126,269	0.65%	6.13%
2004	0.50%	1,594	14.126859	22,518	0.34%	14.60%
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.50%	52,982	11.112234	588,748	2.56%	5.61%
2006	0.50%	2,762	10.522054	29,062	3.56%	5.22%	05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.50%	70,206	10.762995	755,627	8.87%	2.47%
2006	0.50%	22,766	10.504005	239,134	0.05%	5.04%	05/01/06
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.50%	88,882	12.296498	1,092,937	2.69%	13.79%
2006	0.50%	64,864	10.806217	700,934	0.07%	8.06%	05/01/06
Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.50%	34,752	9.859308	342,631	3.27%	-1.41%	05/01/07
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.50%	107,408	11.501279	1,235,329	0.68%	11.34%
2006	0.50%	44,756	10.330117	462,335	1.29%	3.30%	05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.50%	5,162	13.966626	72,096	7.20%	2.62%
2006	0.50%	4,224	13.610399	57,490	7.10%	10.05%
2005	0.50%	4,370	12.367140	54,044	6.81%	1.87%
2004	0.50%	25,084	12.139983	304,519	8.50%	9.55%
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.50%	35,436	11.868017	420,555	8.02%	2.65%
2006	0.50%	13,398	11.561576	154,902	7.03%	10.05%
2005	0.50%	4,790	10.505908	50,323	6.33%	5.06%	05/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.50%	37,816	35.576728	1,345,370	0.71%	44.85%
2006	0.50%	36,644	24.561198	900,021	0.72%	36.04%
2005	0.50%	39,142	18.054599	706,693	0.61%	31.98%
2004	0.50%	26,586	13.680089	363,699	0.93%	20.14%
2003	0.50%	17,288	11.386650	196,852	0.66%	64.44%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.50%	196,328	26.174039	5,138,697	0.74%	44.82%
2006	0.50%	59,452	18.073662	1,074,515	0.78%	35.97%
2005	0.50%	42,298	13.292850	562,261	0.19%	32.93%	05/02/05
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.50%	44,614	23.987048	1,070,158	2.36%	19.83%
2006	0.50%	31,924	20.017433	639,037	2.82%	36.88%
2005	0.50%	18,728	14.624338	273,885	2.16%	5.86%
2004	0.50%	10,822	13.814954	149,505	1.92%	29.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.50%	64,516	$16.468629	$1,062,490	0.38%	26.51%
2006	0.50%	25,884	13.017827	336,953	0.78%	32.30%
2005	0.50%	4,962	9.839331	48,823	1.03%	29.56%
2004	0.50%	1,290	7.594318	9,797	1.40%	13.62%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.50%	20,752	19.073551	395,814	3.13%	-1.55%
2006	0.50%	19,458	19.373628	376,972	1.89%	19.72%
2005	0.50%	7,780	16.182094	125,897	2.00%	10.60%
2004	0.50%	3,124	14.631389	45,708	1.45%	20.39%
2003	0.50%	629	12.153349	7,644	0.88%	40.75%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.50%	7,226	15.064598	108,857	0.08%	12.59%
2006	0.50%	7,120	13.379661	95,263	0.00%	2.20%
2005	0.50%	7,318	13.092046	95,808	0.00%	7.90%
2004	0.50%	10,306	12.133480	125,048	0.00%	7.32%
2003	0.50%	3,699	11.305727	41,820	0.00%	36.01%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.50%	38,088	12.326279	469,483	0.09%	12.66%
2006	0.50%	19,322	10.941189	211,406	0.00%	2.19%
2005	0.50%	20,616	10.706525	220,726	0.00%	7.07%	05/02/05
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.50%	53,296	4.090476	218,006	0.00%	19.49%
2006	0.50%	55,710	3.423239	190,709	0.00%	10.62%
2005	0.50%	33,760	3.094710	104,477	0.00%	-1.01%
2004	0.50%	29,620	3.126331	92,602	0.00%	3.79%
2003	0.50%	44,144	3.012098	132,966	0.00%	54.46%
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.50%	37,420	16.226798	607,207	0.00%	19.58%
2006	0.50%	12,314	13.569468	167,094	0.00%	10.53%
2005	0.50%	18,758	12.276743	230,287	0.00%	22.77%	05/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.50%	132,504	35.151974	4,657,777	4.45%	6.62%
2006	0.50%	106,356	32.969134	3,506,465	4.11%	2.83%
2005	0.50%	64,816	32.062663	2,078,174	3.64%	2.75%
2004	0.50%	43,088	31.204592	1,344,543	5.48%	2.75%
2003	0.50%	20,794	30.370279	631,520	3.14%	1.49%
Nationwide VIT – Growth Fund – Class I
2007	0.50%	262,256	22.910775	6,008,488	0.17%	18.94%
2006	0.50%	165,708	19.261676	3,191,814	0.05%	5.64%
2005	0.50%	111,080	18.233340	2,025,359	0.08%	5.97%
2004	0.50%	72,558	17.206018	1,248,434	0.33%	7.62%
2003	0.50%	13,689	15.988156	218,862	0.02%	32.08%
Nationwide VIT – International Index Fund – Class VI
2007	0.50%	31,716	11.917827	377,986	1.82%	8.95%
2006	0.50%	530	10.938962	5,798	1.38%	9.39%	05/01/06
Nationwide VIT – International Value Fund – Class I
2007	0.50%	22,414	23.187675	519,729	2.06%	2.40%
2006	0.50%	22,408	22.644248	507,412	2.08%	22.06%
2005	0.50%	24,690	18.551760	458,043	1.34%	11.54%
2004	0.50%	15,934	16.633064	265,031	2.03%	19.69%
2003	0.50%	4,952	13.791985	68,298	0.00%	37.92%	05/01/03
Nationwide VIT – International Value Fund – Class III
2007	0.50%	111,682	14.277421	1,594,531	2.12%	2.42%
2006	0.50%	98,312	13.940694	1,370,538	2.01%	22.14%
2005	0.50%	44,904	11.414099	512,539	0.95%	14.14%	05/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.50%	199,734	16.254455	3,246,567	2.03%	5.43%
2006	0.50%	95,776	15.417742	1,476,650	2.11%	16.29%
2005	0.50%	59,996	13.258370	795,449	1.95%	7.39%
2004	0.50%	49,550	12.345496	611,719	1.75%	13.46%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.50%	41,486	$12.734093	$528,287	3.97%	4.85%
2006	0.50%	7,634	12.144751	92,713	2.89%	5.64%
2005	0.50%	8,068	11.496816	92,756	2.78%	2.79%
2004	0.50%	2,158	11.184449	24,136	2.46%	4.13%
2003	0.50%	1,037	10.740821	11,138	2.37%	7.37%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.50%	214,672	14.461679	3,104,518	2.62%	5.13%
2006	0.50%	199,278	13.756055	2,741,279	2.50%	10.80%
2005	0.50%	129,056	12.415323	1,602,272	2.36%	4.82%
2004	0.50%	85,142	11.844428	1,008,103	2.27%	8.99%
2003	0.50%	16,518	10.867503	179,509	2.06%	19.45%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.50%	210,008	15.586169	3,273,220	2.25%	5.62%
2006	0.50%	152,382	14.757103	2,248,717	2.27%	13.97%
2005	0.50%	81,078	12.948162	1,049,811	2.14%	6.54%
2004	0.50%	41,042	12.153407	498,800	1.97%	11.53%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.50%	22,454	13.677144	307,107	2.92%	5.33%
2006	0.50%	18,590	12.985235	241,396	2.76%	7.88%
2005	0.50%	18,510	12.036367	222,793	2.75%	3.97%
2004	0.50%	9,360	11.577210	108,363	2.48%	6.62%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.50%	83,188	7.317914	608,763	0.00%	8.47%
2006	0.50%	92,144	6.746610	621,660	0.00%	9.36%
2005	0.50%	72,740	6.169108	448,741	0.00%	9.20%
2004	0.50%	87,438	5.649583	493,988	0.00%	14.76%
2003	0.50%	74,157	4.922829	365,062	0.00%	39.44%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.50%	221,386	17.469317	3,867,462	1.35%	7.02%
2006	0.50%	202,754	16.323372	3,309,629	1.13%	9.34%
2005	0.50%	137,224	14.928625	2,048,566	1.03%	11.54%
2004	0.50%	57,928	13.383987	775,308	0.54%	15.15%
2003	0.50%	19,389	11.622612	225,351	0.49%	33.98%
Nationwide VIT – Money Market Fund – Class I
2007	0.50%	847,514	20.635458	17,488,840	4.64%	4.27%
2006	0.50%	485,516	19.791189	9,608,939	4.49%	4.01%
2005	0.50%	305,794	19,028333	5,818,750	2.64%	2.16%
2004	0.50%	162,122	18.626719	3,019,801	0.78%	0.31%
2003	0.50%	103,301	18.569650	1,918,271	0.63%	0.12%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.50%	126,230	8.665238	1,093,813	0.00%	9.20%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.50%	195,390	22.549722	4,405,990	1.10%	-7.36%
2006	0.50%	176,848	24.341439	4,304,735	0.43%	16.71%
2005	0.50%	164,618	20.856322	3,433,326	0.06%	2.56%
2004	0.50%	100,222	20.335711	2,038,086	0.00%	16.71%
2003	0.50%	31,504	17.423619	548,914	0.00%	56.07%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.50%	385,134	40.445411	15,576,903	0.09%	1.62%
2006	0.50%	319,750	39.800578	12,726,235	0.11%	11.48%
2005	0.50%	159,914	35.701630	5,709,190	0.00%	11.76%
2004	0.50%	94,992	31.945431	3,034,560	0.00%	18.43%
2003	0.50%	45,264	26.974404	1,220,969	0.00%	40.31%
Nationwide VIT – Nationwide Fund – Class I
2007	0.50%	592,642	54.197488	32,119,708	1.05%	7.64%
2006	0.50%	467,698	50.351226	23,549,168	1.08%	13.06%
2005	0.50%	297,534	44.533940	13,250,361	0.91%	6.91%
2004	0.50%	167,838	41.656679	6,991,574	1.28%	9.20%
2003	0.50%	19,074	38.145818	727,593	0.56%	26.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.50%	28,472	$17.477126	$497,609	1.15%	11.00%
2006	0.50%	15,828	15.745056	249,213	0.97%	15.47%
2005	0.50%	9,478	13.635788	129,240	1.54%	9.76%
2004	0.50%	2,600	12.422944	32,300	0.52%	18.20%
2003	0.50%	588	10.510022	6,180	0.19%	24.76%
Nationwide VIT – U.S.Growth Leaders Fund – Class I
2007	0.50%	28,912	18.699798	540,649	0.00%	21.87%
2006	0.50%	18,158	15.343823	278,613	0.25%	-0.78%
2005	0.50%	14,474	15.465102	223,842	0.00%	11.41%
2004	0.50%	21,016	13.881788	291,740	0.00%	11.85%
2003	0.50%	8,655	12.411260	107,419	0.00%	51.38%
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.50%	36,330	17.186389	624,382	1.71%	-2.71%
2006	0.50%	28,342	17.664583	500,650	1.74%	15.33%
2005	0.50%	15,396	15.316704	235,816	1.69%	3.73%
2004	0.50%	7,480	14.766163	110,451	1.56%	16.91%
2003	0.50%	570	12.630064	7,199	1.52%	26.30	% 05/01/03
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.50%	61,778	15.099593	932,823	4.10%	4.10%
2006	0.50%	39,090	14.504882	566,996	4.42%	4.32%
2005	0.50%	11,354	13.904678	157,874	3.89%	1.67%
2004	0.50%	9,006	13.676033	123,166	4.85%	6.00%
2003	0.50%	2,912	12.901625	37,570	5.47%	11.56%
Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	0.50%	14,752	14.559590	214,783	0.81%	15.02%
2006	0.50%	1,380	12.657889	17,468	0.77%	10.12%
2005	0.50%	1,038	11.494958	11,932	1.03%	8.64%
2004	0.50%	408	10.580939	4,317	1.30%	8.76%
2003	0.50%	387	9.728263	3,765	1.91%	15.70%
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.50%	5,616	15.000871	84,245	0.00%	0.01%
2006	0.50%	3,464	14.999207	51,957	0.00%	4.73%
2005	0.50%	5,906	14.321953	84,585	0.00%	2.39%
2004	0.50%	4,114	13.988281	57,548	0.00%	11.32%
Neuberger Berman AMT – Growth Portfolio- Class I
2007	0.50%	180,172	54.020381	9,732,960	0.00%	22.08%
2006	0.50%	157,596	44.249809	6,973,593	0.00%	13.50%
2005	0.50%	111,124	38.986368	4,332,321	0.00%	12.93%
2004	0.50%	72,940	34.521424	2,517,993	0.00%	16.02%
2003	0.50%	24,292	29.754395	722,794	0.00%	30.75%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.50%	58,036	15.129140	878,035	0.26%	6.85%
2006	0.50%	44,048	14.159327	623,690	0.67%	12.81%
2005	0.50%	42,392	12.551167	532,069	0.14%	7.85%
2004	0.50%	32,314	11.637402	376,051	0.12%	15.24%
2003	0.50%	12,247	10.098680	123,679	0.84%	31.10%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.50%	17,036	14.774055	251,691	1.68%	2.70%
2006	0.50%	8,138	14.386244	117,075	0.00%	22.84%
2005	0.50%	490	11.711411	5,739	0.22%	17.11	% 05/02/05
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.50%	31,008	22.162337	687,210	0.00%	21.59%
2006	0.50%	17,228	18.227772	314,028	0.00%	13.90%
2005	0.50%	5,284	16.003177	84,561	0.00%	12.86%
2004	0.50%	2,568	14.179701	36,413	0.00%	15.46%
2003	0.50%	1,669	12.281545	20,498	0.00%	22.82	% 05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.50%	325,884	$41.589921	$13,553,490	0.64%	8.79%
2006	0.50%	241,712	38.230288	9,240,719	0.71%	11.68%
2005	0.50%	163,828	34.231207	5,608,030	1.02%	17.46%
2004	0.50%	72,448	29.143256	2,111,371	0.01%	18.38%
2003	0.50%	15,209	24.617984	374,415	0.00%	34.41%
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.50%	13,016	13.155851	171,237	0.66%	2.54%
2006	0.50%	5,576	12.830334	71,542	0.44%	10.38%
2005	0.50%	2,318	11.623425	26,943	0.00%	16.23	% 05/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.50%	17,622	17.905737	315,535	0.09%	7.07%
2006	0.50%	14,184	16.722808	237,196	0.17%	13.14%
2005	0.50%	2,512	14.781029	37,130	0.00%	6.33%
2004	0.50%	98	13.901675	1,362	0.00%	12.71%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.50%	155,028	40.315421	6,250,019	2.57%	3.27%
2006	0.50%	124,154	39.040157	4,846,992	2.13%	10.59%
2005	0.50%	102,966	35.300804	3,634,783	1.76%	3.37%
2004	0.50%	54,126	34.149236	1,848,362	1.01%	9.55%
2003	0.50%	23,053	31.171669	718,600	2.82%	24.33%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.50%	221,522	20.172546	4,468,663	0.23%	13.58%
2006	0.50%	195,220	17.761150	3,467,332	0.38%	7.41%
2005	0.50%	154,400	16.535627	2,553,101	0.93%	4.58%
2004	0.50%	104,114	15.812092	1,646,260	0.33%	6.40%
2003	0.50%	43,463	14.860580	645,885	0.38%	30.29%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.50%	210,962	29.144443	6,148,370	5.26%	3.87%
2006	0.50%	192,508	28.059142	5,401,609	5.20%	4.76%
2005	0.50%	85,328	26.785454	2,285,549	5.34%	2.08%
2004	0.50%	73,062	26.240474	1,917,182	4.80%	4.97%
2003	0.50%	32,391	24.998938	809,741	5.67%	6.25%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.50%	337,926	14.892546	5,032,578	1.25%	5.80%
2006	0.50%	200,308	14.075542	2,819,444	0.80%	17.10%
2005	0.50%	63,366	12.019802	761,647	0.00%	20.20	% 05/02/05
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.50%	400,936	49.082767	19,679,048	1.37%	5.79%
2006	0.50%	342,600	46.398150	15,896,006	1.04%	17.11%
2005	0.50%	262,628	39.620511	10,405,456	1.07%	13.74%
2004	0.50%	191,944	34.834576	6,686,288	1.25%	18.57%
2003	0.50%	33,503	29.379176	984,291	0.76%	42.31%
Oppenheimer VAF – High Income Fund – Class 3
2007	0.50%	7,982	9.628770	76,857	0.00%	-3.71	% 05/01/07
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.50%	17,012	13.312822	226,478	6.11%	-0.60%
2006	0.50%	22,010	13.393515	294,791	6.97%	8.88%
2005	0.50%	17,466	12.301306	214,855	6.75%	1.80%
2004	0.50%	14,518	12.083237	175,424	4.23%	8.42%
2003	0.50%	8,543	11.144531	95,208	0.00%	11.45	% 05/01/03
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.50%	38,846	20.206983	784,960	0.32%	-1.71%
2006	0.50%	28,656	20.557489	589,095	0.14%	14.43%
2005	0.50%	6,094	17.965801	109,484	0.00%	9.37%
2004	0.50%	554	16.426073	9,100	0.00%	18.82%
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.50%	98,264	11.224071	1,102,922	1.00%	3.90%
2006	0.50%	116,614	10.802733	1,259,750	1.11%	14.45%
2005	0.50%	48,678	9.438598	459,452	1.25%	5.45%
2004	0.50%	33,884	8.950876	303,291	0.84%	8.91%
2003	0.50%	10,060	8.218350	82,677	0.90%	26.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.50%	97,260	$6.913096	$672,368	0.00%	5.80%
2006	0.50%	84,198	6.534169	550,164	0.00%	2.44%
2005	0.50%	62,332	6.378300	397,572	0.00%	11.77%
2004	0.50%	50,906	5.706718	290,506	0.00%	19.18%
2003	0.50%	15,822	4.788336	75,761	0.00%	24.96%
Putnam VT – Growth and Income Fund – IB Shares
2007	0.50%	5,046	15.457268	77,997	1.31%	-6.51%
2006	0.50%	4,488	16.533564	74,203	1.14%	15.33%
2005	0.50%	486	14.335363	6,967	1.56%	4.70%
2004	0.50%	236	13.691228	3,231	1.66%	10.56%
Putnam VT – International Equity Fund – IB Shares
2007	0.50%	15,198	22.560940	342,881	2.65%	7.82%
2006	0.50%	7,758	20.923951	162,328	0.44%	27.08%
2005	0.50%	1,404	16.464692	23,116	1.11%	11.64%
2004	0.50%	1,000	14.748085	14,748	1.61%	15.62%
Putnam VT – Voyager Fund – IB Shares
2007	0.50%	1,450	14.302715	20,739	0.00%	4.99%
2006	0.50%	1,246	13.622763	16,974	0.13%	4.91%
2005	0.50%	2,788	12.985042	36,202	0.60%	5.17%
2004	0.50%	720	12.347084	8,890	0.19%	4.51%
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.50%	41,802	13.731252	573,994	0.12%	11.92%
2006	0.50%	16,190	12.268264	198,623	0.24%	8.79%
2005	0.50%	818	11.277528	9,225	0.29%	12.78	% 05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.50%	84,110	12.830632	1,079,184	1.53%	2.51%
2006	0.50%	58,750	12.516081	735,320	1.59%	18.06%
2005	0.50%	5,032	10.601687	53,348	1.20%	6.02	% 05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.50%	30,906	10.939079	338,083	3.91%	4.70%
2006	0.50%	1,008	10.448149	10,532	3.80%	3.51%
2005	0.50%	540	10.094160	5,451	1.39%	0.94	% 05/02/05
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.50%	133,118	28.017912	3,729,688	0.53%	7.25%
2006	0.50%	88,854	26.125145	2,321,324	0.11%	8.66%
2005	0.50%	50,962	24.043585	1,225,309	0.00%	3.10%
2004	0.50%	31,910	23.320608	744,161	0.38%	5.68%
2003	0.50%	7,832	22.067029	172,829	0.11%	25.38%
Turner GVIT Growth Focus Fund – Class I
2003	0.50%	17,823	3.283013	58,513	0.00%	50.21%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.50%	62,084	25.275372	1,569,196	5.77%	9.16%
2006	0.50%	48,396	23.154258	1,120,573	8.51%	5.95%
2005	0.50%	43,868	21.853802	958,683	7.55%	-3.51%
2004	0.50%	36,364	22.649785	823,637	8.78%	8.61%
2003	0.50%	19,995	20.854897	416,994	1.75%	17.57%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.50%	266,244	30.162210	8,030,507	0.43%	36.92%
2006	0.50%	193,210	22.028276	4,256,083	0.60%	38.80%
2005	0.50%	142,848	15.870762	2,267,107	0.73%	31.34%
2004	0.50%	56,568	12.083728	683,552	0.59%	25.26%
2003	0.50%	60,208	9.646671	580,807	0.11%	53.42%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.50%	157,032	55.552048	8,723,449	0.11%	44.63%
2006	0.50%	127,868	38.410275	4,911,445	0.07%	23.87%
2005	0.50%	94,726	31.007818	2,937,247	0.30%	50.92%
2004	0.50%	65,614	20.546330	1,348,127	0.37%	23.61%
2003	0.50%	19,105	16.655601	318,205	0.48%	44.36%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.50%	34,752	$11.894818	$413,369	3.05%	4.92%
2006	0.50%	13,740	11.336567	155,764	3.94%	3.22%
2005	0.50%	10,072	10.983426	110,625	3.62%	3.70%
2004	0.50%	3,084	10.591991	32,666	4.78%	3.85%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.50%	69,830	21.615486	1,509,409	7.41%	6.00%
2006	0.50%	51,120	20.392381	1,042,459	7.72%	10.26%
2005	0.50%	28,944	18.495488	535,333	7.52%	11.69%
2004	0.50%	16,150	16.559313	267,433	6.41%	9.51%
2003	0.50%	7,714	15.120856	116,642	0.00%	27.23%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.50%	173,362	51.418211	8,913,964	1.10%	-17.49%
2006	0.50%	158,492	62.315078	9,876,441	1.08%	37.36%
2005	0.50%	94,426	45.366664	4,283,793	1.22%	16.47%
2004	0.50%	69,458	38.951553	2,705,497	1.55%	35.71%
2003	0.50%	28,086	28.701013	806,097	0.00%	36.83%
Wells Fargo AVT – Discovery FundSM
2007	0.50%	135,048	45.401702	6,131,409	0.00%	21.71%
2006	0.50%	128,414	37.303028	4,790,231	0.00%	14.07%
2005	0.50%	83,820	32.700726	2,740,975	0.00%	7.73%
2004	0.50%	50,972	30.353233	1,547,165	0.00%	15.14%
2003	0.50%	18,256	26.361651	481,258	0.00%	38.73%
Wells Fargo AVT – Opportunity FundSM
2007	0.50%	313,396	60.885541	19,081,285	0.61%	6.10%
2006	0.50%	290,006	57.385680	16,642,192	0.00%	11.66%
2005	0.50%	200,868	51.392952	10,323,199	0.00%	7.35%
2004	0.50%	143,178	47.875122	6,854,664	0.00%	17.63%
2003	0.50%	38,309	40.699472	1,559,156	0.07%	36.32%
Multiple Payment contracts and Flexible Premium contracts
AIM VIF – Basic Value Fund – Series I
2007	0.80%	10,750	16.995087	182,697	0.50%	0.73%
2006	0.80%	20,662	16.871856	348,606	0.55%	12.30%
2005	0.80%	24,934	15.023289	374,591	0.09%	4.90%
2004	0.80%	43,590	14.322072	624,299	0.00%	10.18%
2003	0.80%	14,499	12.998258	188,462	0.11%	29.98	% 05/01/03
AIM VIF – Capital Appreciation Fund – Series I
2007	0.80%	2,752	16.497826	45,402	0.00%	11.12%
2006	0.80%	1,686	14.847340	25,033	0.04%	5.46%
2005	0.80%	4,924	14.079275	69,326	0.04%	7.97%
2004	0.80%	4,090	13.039850	53,333	0.00%	5.78%
2003	0.80%	5,333	12.327742	65,744	0.00%	23.28	% 05/01/03
AIM VIF – Capital Development Fund – Series I
2007	0.80%	5,092	20.491015	104,340	0.00%	9.96%
2006	0.80%	7,586	18.635564	141,369	0.00%	15.59%
2005	0.80%	9,328	16.121553	150,382	0.00%	8.73%
2004	0.80%	9,498	14.826548	140,823	0.00%	14.58%
2003	0.80%	3,166	12.939952	40,968	0.00%	29.40	% 05/01/03
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.80%	15,124	17.272663	261,232	1.55%	4.28%
2006	0.80%	28,032	16.564321	464,331	1.47%	16.35%
2005	0.80%	37,766	14.236062	537,639	1.68%	4.03%
2004	0.80%	38,966	13.684124	533,216	0.96%	10.57%
2003	0.80%	22,041	12.375515	272,769	0.00%	23.76	% 05/01/03
AllianceBernstein VPS – Small/Mid Cap Value Portfolio – Class A
2007	0.80%	10,032	19.727780	197,909	1.06%	0.89%
2006	0.80%	22,658	19.553834	443,051	0.39%	13.51%
2005	0.80%	29,330	17.226379	505,250	0.72%	6.06%
2004	0.80%	43,250	16.241455	702,443	0.13%	18.35%
2003	0.80%	11,736	13.722986	161,053	0.02%	37.23	% 05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Balanced Fund – Class I
2007	0.80%	62,528	$26.600354	$1,663,267	2.12%	4.09%
2006	0.80%	90,872	25.553959	2,322,139	1.93%	8.75%
2005	0.80%	119,320	23.498278	2,803,815	1.83%	4.10%
2004	0.80%	159,436	22.572554	3,598,878	1.68%	8.90%
2003	0.80%	195,164	20.727117	4,045,187	2.53%	18.51%
American Century VP – Capital Appreciation Fund – Class I
2007	0.80%	170,672	36.529047	6,234,486	0.00%	44.64%
2006	0.80%	250,368	25.255777	6,323,238	0.00%	16.29%
2005	0.80%	365,618	21.718376	7,940,629	0.00%	21.09%
2004	0.80%	460,364	17.935168	8,256,706	0.00%	6.73%
2003	0.80%	592,724	16.804738	9,960,572	0.00%	19.51%
American Century VP – Income & Growth Fund – Class I
2007	0.80%	55,800	14.099337	786,743	1.88%	-0.87%
2006	0.80%	99,066	14.222782	1,408,994	1.88%	16.16%
2005	0.80%	157,452	12.244450	1,927,913	2.03%	3.80%
2004	0.80%	220,344	11.796249	2,599,233	1.44%	12.09%
2003	0.80%	259,996	10.523680	2,736,115	1.30%	28.32%
American Century VP – Inflation Protection Fund – Class II
2007	0.80%	14,896	11.886541	177,062	4.41%	8.61%
2006	0.80%	38,652	10.943891	423,003	3.22%	0.78%
2005	0.80%	71,902	10.859530	780,822	4.38%	0.75%
2004	0.80%	72,104	10.778433	777,168	3.57%	4.96%
2003	0.80%	6,574	10.268669	67,506	1.88%	2.69	% 04/30/03
American Century VP – International Fund – Class I
2007	0.80%	73,188	28.238561	2,066,724	0.72%	17.11%
2006	0.80%	165,218	24.112654	3,983,844	1.65%	24.03%
2005	0.80%	311,096	19.440637	6,047,904	1.27%	12.35%
2004	0.80%	471,466	17.302961	8,157,758	0.58%	14.01%
2003	0.80%	587,899	15.176915	8,922,493	0.75%	23.52%
American Century VP – International Fund – Class III
2007	0.80%	56,198	16.867137	947,899	0.60%	17.11%
2006	0.80%	80,238	14.402688	1,155,643	1.19%	24.03%
2005	0.80%	69,942	11.612061	812,171	0.00%	16.12	% 05/02/05
American Century VP – Mid Cap Value Fund – Class I
2007	0.80%	15,018	13.025836	195,622	0.70%	-3.09%
2006	0.80%	15,610	13.440882	209,812	1.31%	19.34%
2005	0.80%	5,722	11.262347	64,443	1.06%	12.62	% 05/02/05
American Century VP – Ultra® Fund – Class I
2007	0.80%	11,886	12.699015	150,940	0.00%	20.05%
2006	0.80%	18,008	10.578387	190,496	0.00%	-4.04%
2005	0.80%	34,120	11.024259	376,148	0.00%	1.35%
2004	0.80%	37,042	10.877007	402,906	0.00%	9.79%
2003	0.80%	34,345	9.906750	340,247	0.00%	23.90%
American Century VP – Value Fund – Class I
2007	0.80%	102,224	24.709849	2,525,940	1.65%	-5.90%
2006	0.80%	200,588	26.258655	5,267,171	1.39%	17.71%
2005	0.80%	333,368	22.307840	7,436,720	0.88%	4.20%
2004	0.80%	363,556	21.408869	7,783,323	1.01%	13.42%
2003	0.80%	461,113	18.875362	8,703,675	1.09%	27.93%
American Century VP – VistaSM Fund – Class I
2007	0.80%	18,398	17.097896	314,567	0.00%	38.65%
2006	0.80%	1,344	12.331439	16,573	0.00%	8.14%
2005	0.80%	2,306	11.403054	26,295	0.00%	14.03	% 05/02/05
Credit Suisse Trust – Global Small Cap Portfolio
2007	0.80%	13,468	15.395235	207,343	0.00%	-4.73%
2006	0.80%	24,796	16.158907	400,676	0.00%	12.30%
2005	0.80%	36,140	14.388419	519,997	0.00%	15.22%
2004	0.80%	40,182	12.487641	501,778	0.00%	17.05%
2003	0.80%	53,805	10.668685	574,029	0.00%	46.48%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – International Focus Portfolio
2007	0.80%	91,976	$19.310277	$1,776,082	1.08%	15.66%
2006	0.80%	174,476	16.695427	2,912,951	1.03%	17.71%
2005	0.80%	320,444	14.183450	4,545,001	0.91%	16.51%
2004	0.80%	369,172	12.174019	4,494,307	0.99%	13.83%
2003	0.80%	431,745	10.695076	4,617,546	0.49%	32.03%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	0.80%	153,520	18.601963	2,855,773	0.00%	-1.63%
2006	0.80%	270,450	18.909841	5,114,166	0.00%	3.94%
2005	0.80%	443,896	18.193863	8,076,183	0.00%	-3.45%
2004	0.80%	539,886	18.844567	10,173,918	0.00%	9.99%
2003	0.80%	692,838	17.133573	11,870,790	0.00%	47.37%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	0.80%	22,938	15.013257	344,374	0.37%	-1.45%
2006	0.80%	42,596	15.234242	648,918	0.36%	13.50%
2005	0.80%	52,974	13.422021	711,018	0.00%	6.38%
2004	0.80%	70,472	12.616946	889,141	0.50%	20.91%
2003	0.80%	47,348	10.434661	494,060	0.33%	36.68%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.80%	618,332	35.246027	21,793,746	1.70%	4.41%
2006	0.80%	1,054,364	33.756668	35,591,815	1.65%	14.58%
2005	0.80%	1,502,104	29.461184	44,253,762	1.60%	3.86%
2004	0.80%	1,932,026	28.366357	54,804,539	1.80%	9.76%
2003	0.80%	2,290,356	25.844217	59,192,457	1.51%	27.34%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	0.80%	94,654	17.027724	1,611,742	1.61%	6.27%
2006	0.80%	155,994	16.022432	2,499,403	1.49%	15.55%
2005	0.80%	211,690	13.866041	2,935,302	0.02%	3.55%
2004	0.80%	279,490	13.390880	3,742,617	1.63%	4.21%
2003	0.80%	338,655	12.850022	4,351,724	1.40%	20.20%
Dreyfus VIF – Developing Leaders Portfolio – Initial Shares
2007	0.80%	4,684	13.512011	63,290	0.83%	-11.77%
2006	0.80%	11,426	15.314886	174,988	0.43%	2.95%
2005	0.80%	17,282	14.876684	257,099	0.00%	4.96%
2004	0.80%	22,806	14.173675	323,245	0.22%	10.45%
2003	0.80%	8,113	12.832258	104,108	0.08%	28.32	% 05/01/03
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	0.80%	47,184	16.406411	774,120	0.76%	7.58%
2006	0.80%	83,514	15.250864	1,273,661	0.77%	13.60%
2005	0.80%	98,630	13.424762	1,324,084	1.34%	2.53%
2004	0.80%	117,298	13.093387	1,535,828	1.23%	6.61%
2003	0.80%	140,345	12.281397	1,723,633	0.84%	25.56%
Federated IS – American Leaders Fund II – Primary Shares
2007	0.80%	1,754	14.765636	25,899	1.55%	-10.39%
2006	0.80%	1,782	16.477377	29,363	1.47%	15.88%
2005	0.80%	5,150	14.219360	73,230	1.33%	4.19%
2004	0.80%	5,782	13.647806	78,912	0.41%	8.90%
2003	0.80%	1,104	12.531875	13,835	0.00%	25.32	% 05/01/03
Federated IS – Capital Appreciation Fund II – Primary Shares
2007	0.80%	626	16.228297	10,159	0.71%	9.00%
2006	0.80%	638	14.888388	9,499	0.79%	15.29%
2005	0.80%	606	12.913893	7,826	1.07%	1.10%
2004	0.80%	770	12.772814	9,835	0.28%	6.54%
2003	0.80%	553	11.988805	6,630	0.00%	19.89	% 05/01/03
Federated IS – Market Opportunity Fund II – Service Shares
2007	0.80%	88	10.105146	889	0.57%	-2.27%
Federated IS – Quality Bond Fund II – Primary Shares
2007	0.80%	22,236	12.423584	276,251	4.97%	4.54%
2006	0.80%	39,918	11.884116	474,390	3.43%	3.33%
2005	0.80%	60,574	11.501519	696,693	3.65%	0.49%
2004	0.80%	73,162	11.445157	837,351	4.98%	2.79%
2003	0.80%	117,985	11.134037	1,313,649	3.93%	3.81%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	0.80%	336,206	$56.363167	$18,949,635	1.77%	0.72%
2006	0.80%	547,442	55.961825	30,635,853	3.30%	19.24%
2005	0.80%	824,566	46.932598	38,699,025	1.64%	5.02%
2004	0.80%	1,112,750	44.687399	49,725,903	1.56%	10.64%
2003	0.80%	1,336,308	40.389521	53,972,840	1.80%	29.29%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	0.80%	558,044	52.956740	29,552,191	0.82%	25.95%
2006	0.80%	830,726	42.046610	34,929,212	0.40%	6.00%
2005	0.80%	1,251,056	39.666280	49,624,738	0.51%	4.96%
2004	0.80%	1,643,610	37.792486	62,116,108	0.27%	2.55%
2003	0.80%	2,035,206	36.851094	74,999,568	0.27%	31.79%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	0.80%	118,930	30.491108	3,626,307	7.41%	1.96%
2006	0.80%	240,204	29.904168	7,183,101	7.80%	10.35%
2005	0.80%	356,194	27.098684	9,652,389	16.14%	1.88%
2004	0.80%	565,686	26.597360	15,045,754	8.82%	8.72%
2003	0.80%	720,241	24.464133	17,620,072	5.94%	26.25%
Fidelity® VIP – High Income Portfolio – Initial Class R
2007	0.80%	30,864	9.837843	303,635	11.21%	-1.62	% 05/01/07
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	0.80%	85,536	34.384792	2,941,138	3.29%	16.37%
2006	0.80%	153,216	29.547189	4,527,102	0.91%	17.14%
2005	0.80%	287,574	25.223510	7,253,626	0.71%	18.10%
2004	0.80%	498,640	21.357697	10,649,802	1.14%	12.73%
2003	0.80%	653,974	18.945840	12,390,087	0.83%	42.23%
Fidelity® VIP – Overseas Portfolio – Service Class R
2007	0.80%	77,400	16.918813	1,309,516	3.21%	16.29%
2006	0.80%	120,050	14.549286	1,746,642	0.77%	17.01%
2005	0.80%	84,208	12.433969	1,047,040	0.00%	24.34	% 05/02/05
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	0.80%	132,782	34.628652	4,598,062	6.08%	14.58%
2006	0.80%	202,948	30.222570	6,133,610	2.71%	6.46%
2005	0.80%	261,190	28.387536	7,414,541	2.76%	3.22%
2004	0.80%	416,912	27.502617	11,466,171	2.76%	4.63%
2003	0.80%	623,055	26.285930	16,377,580	3.62%	17.04%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	0.80%	469,988	41.513259	19,510,734	0.93%	16.65%
2006	0.80%	854,560	35.587790	30,411,902	1.27%	10.83%
2005	0.80%	1,315,976	32.110552	42,256,716	0.29%	16.01%
2004	0.80%	1,547,972	27.679601	42,847,247	0.34%	14.56%
2003	0.80%	1,740,028	24.162368	42,043,197	0.46%	27.44%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	0.80%	36,890	11.393001	420,288	4.06%	3.38%
2006	0.80%	50,982	11.020863	561,866	3.27%	3.47%
2005	0.80%	184,098	10.651144	1,960,854	1.67%	1.27%
2004	0.80%	47,726	10.517675	501,967	1.88%	3.49%
2003	0.80%	12,869	10.163210	130,790	0.00%	1.63	% 05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	0.80%	156,642	14.356892	2,248,892	0.00%	22.20%
2006	0.80%	228,606	11.749061	2,685,906	0.69%	4.62%
2005	0.80%	267,592	11.230531	3,005,200	0.95%	8.03%
2004	0.80%	304,964	10.396153	3,170,452	0.53%	6.34%
2003	0.80%	324,568	9.776597	3,173,171	0.74%	28.84%
Fidelity® VIP III – Mid Cap Portfolio – Service Class
2007	0.80%	92,888	26.021877	2,417,120	0.70%	14.56%
2006	0.80%	167,292	22.714275	3,799,916	0.25%	11.70%
2005	0.80%	247,064	20.335877	5,024,263	0.00%	17.26%
2004	0.80%	190,596	17.341823	3,305,282	0.00%	23.78%
2003	0.80%	40,642	14.010381	569,410	0.00%	40.10	% 05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	0.80%	11,738	$16.242952	$190,660	0.83%	4.75%
2006	0.80%	26,916	15.505844	417,355	0.41%	15.27%
2005	0.80%	47,774	13.451310	642,623	0.00%	1.74%
2004	0.80%	79,260	13.221316	1,047,922	0.00%	13.08%
2003	0.80%	100,700	11.692079	1,177,392	0.00%	56.53%
Fidelity® VIP IV – Energy Portfolio – Service Class 2
2007	0.80%	71,504	22.469019	1,606,625	0.12%	44.48%
2006	0.80%	110,500	15.552071	1,718,504	0.73%	15.69%
2005	0.80%	82,484	13.442988	1,108,831	0.65%	34.43	% 05/02/05
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class
2007	0.80%	4,636	12.616940	58,492	5.88%	7.78%
2006	0.80%	9,704	11.706711	113,602	3.42%	8.91%
2005	0.80%	2,332	10.748937	25,067	0.56%	7.49	% 05/02/05
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class
2007	0.80%	10,358	13.406718	138,867	2.17%	9.28%
2006	0.80%	16,066	12.267747	197,094	1.69%	10.92%
2005	0.80%	15,234	11.059893	168,486	0.86%	10.60	% 05/02/05
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class
2007	0.80%	13,868	13.956079	193,543	2.76%	10.32%
2006	0.80%	11,130	12.650838	140,804	5.31%	12.25%
2005	0.80%	3,818	11.269912	43,029	1.32%	12.70	% 05/02/05
Franklin Templeton VIP – Developing Markets Securities Fund – Class 3
2007	0.80%	31,074	20.674924	642,453	2.20%	27.67%
2006	0.80%	41,104	16.194484	665,658	1.19%	27.15%
2005	0.80%	18,806	12.736654	239,526	0.53%	27.37	% 05/02/05
Franklin Templeton VIP – Foreign Securities Fund – Class 1
2007	0.80%	7,764	23.655125	183,658	2.23%	14.86%
2006	0.80%	20,280	20.594561	417,658	1.41%	20.73%
2005	0.80%	46,522	17.058302	793,586	1.37%	9.60%
2004	0.80%	64,070	15.564386	997,210	1.10%	17.93%
2003	0.80%	22,318	13.198462	294,563	0.79%	31.98	% 05/01/03
Franklin Templeton VIP – Foreign Securities Fund – Class 3
2007	0.80%	25,180	15.495120	390,167	2.03%	14.52%
2006	0.80%	35,494	13.530342	480,246	1.38%	20.50%
2005	0.80%	19,372	11.228867	217,526	0.39%	12.29	% 05/02/05
Franklin Templeton VIP – Global Income Securities Fund – Class 3
2007	0.80%	9,674	12.119103	117,240	2.64%	10.14%
2006	0.80%	19,066	11.003055	209,784	2.45%	11.95%
2005	0.80%	2,864	9.828879	28,150	7.95%	-1.71	% 05/02/05
Franklin Templeton VIP – Income Securities Fund – Class 2
2007	0.80%	16,636	11.483411	191,038	3.26%	2.93%
2006	0.80%	13,168	11.157005	146,915	0.00%	11.57	% 05/01/06
Franklin Templeton VIP – Rising Dividends Securities Fund – Class 1
2007	0.80%	61,684	15.670578	966,624	2.53%	-3.20%
2006	0.80%	112,826	16.187918	1,826,418	1.22%	16.50%
2005	0.80%	136,502	13.895780	1,896,802	1.09%	2.86%
2004	0.80%	110,404	13.509605	1,491,514	0.66%	10.36%
2003	0.80%	47,169	12.240997	577,396	0.20%	22.41	% 05/01/03
Franklin Templeton VIP – Small Cap Value Securities Fund – Class 1
2007	0.80%	37,560	19.978249	750,383	0.88%	-2.92%
2006	0.80%	58,816	20.579116	1,210,381	0.82%	16.37%
2005	0.80%	114,196	17.684023	2,019,445	0.91%	8.12%
2004	0.80%	87,470	16.355679	1,430,631	0.19%	23.10%
2003	0.80%	8,003	13.286230	106,330	0.12%	32.86	% 05/01/03
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	0.80%	62,918	7.778128	489,384	0.00%	2.39%
2005	0.80%	96,746	7.596795	734,960	0.00%	7.23%
2004	0.80%	168,182	7.084474	1,191,481	0.00%	12.51%
2003	0.80%	191,617	6.296628	1,206,541	0.00%	33.20%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – Balanced Portfolio – Service Shares
2007	0.80%	3,168	$15.086774	$47,795	1.92%	9.40%
2006	0.80%	5,148	13.789981	70,991	1.96%	9.54%
2005	0.80%	11,204	12.589281	141,050	2.56%	6.81%
2004	0.80%	6,582	11.787133	77,583	3.27%	7.43%
2003	0.80%	2,548	10.971897	27,956	4.49%	9.72	% 05/01/03
Janus Aspen Series – Forty Portfolio – Service Shares
2007	0.80%	84,802	11.671311	989,751	0.19%	35.54%
2006	0.80%	164,548	8.610938	1,416,913	0.14%	8.25%
2005	0.80%	225,546	7.954734	1,794,158	0.01%	11.66%
2004	0.80%	271,392	7.123936	1,933,379	0.02%	17.03%
2003	0.80%	331,505	6.087370	2,017,994	0.25%	19.28%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	0.80%	63,600	5.089898	323,718	0.37%	20.72%
2006	0.80%	109,934	4.216170	463,500	0.00%	6.97%
2005	0.80%	195,006	3.941403	768,597	0.00%	10.66%
2004	0.80%	234,210	3.561614	834,166	0.00%	-0.23%
2003	0.80%	262,295	3.569999	936,393	0.00%	45.31%
Janus Aspen Series – INTECH Risk-Managed Core Portfolio – Service Shares
2007	0.80%	1,936	18.151877	35,142	0.36%	5.28%
2006	0.80%	3,660	17.241178	63,103	0.10%	9.89%
2005	0.80%	11,304	15.689665	177,356	1.43%	10.03%
2004	0.80%	4,180	14.259340	59,604	2.29%	16.53%
2003	0.80%	649	12.236775	7,942	0.30%	22.37	% 05/01/03
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	0.80%	79,558	14.696304	1,169,209	0.50%	27.05%
2006	0.80%	102,986	11.567583	1,191,299	1.97%	15.68	% 05/01/06
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	0.80%	63,014	16.812702	1,059,436	0.43%	26.99%
2006	0.80%	110,056	13.239048	1,457,037	1.92%	45.46%
2005	0.80%	171,522	9.101228	1,561,061	1.14%	30.89%
2004	0.80%	166,012	6.953243	1,154,322	0.83%	17.74%
2003	0.80%	186,894	5.905539	1,103,710	0.99%	33.46%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	0.80%	30,596	19.629002	600,569	2.65%	3.93%
2006	0.80%	50,380	18.886370	951,495	3.06%	3.37%
2005	0.80%	93,430	18.269985	1,706,965	2.61%	0.64%
2004	0.80%	165,170	18.154314	2,998,548	3.64%	-0.02%
2003	0.80%	195,325	18.158640	3,546,836	4.41%	1.61%
MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.80%	3,892	15.269711	59,430	0.34%	10.47%
2006	0.80%	9,996	13.822967	138,174	0.00%	6.72%
2005	0.80%	13,712	12.952455	177,604	0.38%	3.66%
2004	0.80%	15,444	12.495325	192,978	0.00%	8.32%
2003	0.80%	3,685	11.536092	42,510	0.00%	15.36	% 05/01/03
MFS VIT – Value Series – Initial Class
2007	0.80%	9,924	19.086229	189,412	0.91%	7.04%
2006	0.80%	23,056	17.830357	411,097	0.80%	19.88%
2005	0.80%	12,536	14.873414	186,453	0.65%	5.81%
2004	0.80%	9,316	14.056392	130,949	0.34%	14.26%
2003	0.80%	3,296	12.301954	40,547	0.00%	23.02	% 05/01/03
Nationwide VIT – American Funds Asset Allocation Fund – Class II
2007	0.80%	17,818	11.056758	197,009	2.56%	5.29%
2006	0.80%	23,042	10.501149	241,967	3.56%	5.01	% 05/01/06
Nationwide VIT – American Funds Bond Fund – Class II
2007	0.80%	7,668	10.709255	82,119	8.87%	2.16%
2006	0.80%	11,396	10.483128	119,466	0.05%	4.83	% 05/01/06
Nationwide VIT – American Funds Global Growth Fund – Class II
2007	0.80%	23,258	12.235118	284,564	2.69%	13.45%
2006	0.80%	15,330	10.784738	165,330	0.07%	7.85	% 05/01/06

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – American Funds Growth – Income Fund – Class II
2007	0.80%	1,646	$9.839552	$16,196	3.27%	-1.60	% 05/01/07
Nationwide VIT – American Funds Growth Fund – Class II
2007	0.80%	27,580	11.443839	315,621	0.68%	11.00%
2006	0.80%	17,582	10.309581	181,263	1.29%	3.10	% 05/01/06
Nationwide VIT – Federated High Income Bond Fund – Class I
2007	0.80%	3,306	13.772430	45,532	7.20%	2.31%
2006	0.80%	8,630	13.461693	116,174	7.10%	9.72%
2005	0.80%	15,130	12.268656	185,625	6.81%	1.57%
2004	0.80%	29,550	12.079399	356,946	8.50%	9.22%
2003	0.80%	13,029	11.059766	144,098	9.25%	10.60	% 05/01/03
Nationwide VIT – Federated High Income Bond Fund – Class III
2007	0.80%	11,368	11.773527	133,841	8.02%	2.34%
2006	0.80%	9,102	11.504161	104,711	7.03%	9.72%
2005	0.80%	8,904	10.485051	93,359	6.33%	4.85	% 05/02/05
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	0.80%	13,266	34.811779	461,813	0.71%	44.41%
2006	0.80%	24,800	24.105617	597,819	0.72%	35.63%
2005	0.80%	57,534	17.772777	1,022,539	0.61%	31.58%
2004	0.80%	84,992	13.506849	1,147,974	0.93%	19.78%
2003	0.80%	74,580	11.276219	840,980	0.66%	63.95%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	0.80%	61,574	25.965810	1,598,819	0.74%	44.38%
2006	0.80%	71,548	17.983970	1,286,717	0.78%	35.56%
2005	0.80%	49,358	13.266490	654,807	0.19%	32.66	% 05/02/05
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	0.80%	18,462	23.582792	435,386	2.36%	19.47%
2006	0.80%	44,146	19.739493	871,420	2.82%	36.47%
2005	0.80%	52,446	14.464451	758,603	2.16%	5.54%
2004	0.80%	38,258	13.704848	524,320	1.92%	28.93%
2003	0.80%	6,211	10.629478	66,020	0.70%	23.06%
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	0.80%	24,468	16.114464	394,289	0.38%	26.13%
2006	0.80%	90,176	12.776337	1,152,119	0.78%	31.91%
2005	0.80%	37,028	9.685731	358,643	1.03%	29.17%
2004	0.80%	16,036	7.498148	120,240	1.40%	13.28%
2003	0.80%	5,733	6.618892	37,946	0.00%	34.54%
Nationwide VIT – Global Financial Services Fund – Class I
2007	0.80%	8,522	18.752014	159,805	3.13%	-1.85%
2006	0.80%	20,092	19.104581	383,849	1.89%	19.37%
2005	0.80%	31,498	16.005171	504,131	2.00%	10.27%
2004	0.80%	23,526	14.514755	341,474	1.45%	20.03%
2003	0.80%	19,256	12.092670	232,856	0.88%	40.33%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	0.80%	2,752	14.810633	40,759	0.08%	12.25%
2006	0.80%	3,876	13.193822	51,139	0.00%	1.89%
2005	0.80%	24,756	12.948895	320,563	0.00%	7.58%
2004	0.80%	44,046	12.036757	530,171	0.00%	7.00%
2003	0.80%	22,955	11.249287	258,227	0.00%	35.61%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	0.80%	5,112	12.228112	62,510	0.09%	12.32%
2006	0.80%	14,692	10.886820	159,949	0.00%	1.89%
2005	0.80%	19,656	10.685265	210,030	0.00%	6.85	% 05/02/05
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	0.80%	35,194	4.002446	140,862	0.00%	19.13%
2006	0.80%	51,828	3.359674	174,125	0.00%	10.29%
2005	0.80%	124,346	3.046342	378,800	0.00%	-1.31%
2004	0.80%	219,234	3.086695	676,708	0.00%	3.48%
2003	0.80%	304,934	2.982846	909,571	0.00%	54.00%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	0.80%	8,672	$16.097584	$139,598	0.00%	19.22%
2006	0.80%	8,150	13.502082	110,042	0.00%	10.20%
2005	0.80%	10,504	12.252375	128,699	0.00%	22.52	% 05/02/05
Nationwide VIT – Government Bond Fund – Class I
2007	0.80%	102,864	26.510441	2,726,970	4.45%	6.30%
2006	0.80%	157,392	24.939296	3,925,246	4.11%	2.52%
2005	0.80%	225,488	24.326268	5,485,282	3.64%	2.44%
2004	0.80%	314,094	23.746180	7,458,533	5.48%	2.44%
2003	0.80%	448,119	23.180734	10,387,727	3.14%	1.19%
Nationwide VIT – Growth Fund – Class I
2007	0.80%	427,558	22.441944	9,595,233	0.17%	18.59%
2006	0.80%	597,654	18.924499	11,310,303	0.05%	5.32%
2005	0.80%	720,822	17.967853	12,951,624	0.08%	5.65%
2004	0.80%	818,234	17.006258	13,915,099	0.33%	7.30%
2003	0.80%	936,407	15.849998	14,842,049	0.02%	31.68%
Nationwide VIT – International Index Fund – Class VI
2007	0.80%	678	11.858321	8,040	1.82%	8.62%
2006	0.80%	1,052	10.917219	11,485	1.38%	9.17	% 05/01/06
Nationwide VIT – International Value Fund – Class I
2007	0.80%	5,630	22.865372	128,732	2.06%	2.09%
2006	0.80%	14,186	22.396963	317,723	2.08%	21.70%
2005	0.80%	27,788	18.404112	511,413	1.34%	11.20%
2004	0.80%	64,536	16.550116	1,068,078	2.03%	19.33%
2003	0.80%	6,704	13.764414	92,277	0.00%	37.64	% 05/01/03
Nationwide VIT – International Value Fund – Class III
2007	0.80%	30,584	14.163711	433,183	2.12%	2.11%
2006	0.80%	45,492	13.871454	631,040	2.01%	21.77%
2005	0.80%	35,798	11.391430	407,790	0.95%	13.91	% 05/02/05
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	0.80%	73,246	15.967821	1,169,579	2.03%	5.11%
2006	0.80%	91,086	15.191606	1,383,743	2.11%	15.94%
2005	0.80%	85,552	13.103041	1,120,991	1.95%	7.07%
2004	0.80%	57,102	12.237400	698,780	1.75%	13.12%
2003	0.80%	45,840	10.818285	495,910	1.41%	30.82%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	0.80%	19,826	12.509560	248,015	3.97%	4.54%
2006	0.80%	20,230	11.966643	242,085	2.89%	5.32%
2005	0.80%	40,486	11.362140	460,008	2.78%	2.49%
2004	0.80%	44,818	11.086539	496,877	2.46%	3.82%
2003	0.80%	27,042	10.678769	288,775	2.37%	7.05%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	0.80%	137,718	14.206661	1,956,513	2.62%	4.81%
2006	0.80%	241,266	13.554301	3,270,192	2.50%	10.47%
2005	0.80%	234,442	12.269879	2,876,575	2.36%	4.51%
2004	0.80%	230,378	11.740731	2,704,806	2.27%	8.66%
2003	0.80%	153,659	10.804715	1,660,242	2.06%	19.10%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	0.80%	177,620	15.311321	2,719,597	2.25%	5.30%
2006	0.80%	247,768	14.540668	3,602,712	2.27%	13.63%
2005	0.80%	281,378	12.796464	3,600,643	2.14%	6.22%
2004	0.80%	250,424	12.046998	3,016,857	1.97%	11.20%
2003	0.80%	180,393	10.833658	1,954,316	1.54%	25.64%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	0.80%	100,130	13.435963	1,345,343	2.92%	5.01%
2006	0.80%	99,224	12.794782	1,269,549	2.76%	7.56%
2005	0.80%	88,944	11.895366	1,058,021	2.75%	3.66%
2004	0.80%	43,224	11.475860	496,033	2.48%	6.31%
2003	0.80%	40,296	10.795210	435,004	2.34%	12.79%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Units Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	0.80%	39,732	$7.151367	$284,138	0.00%	8.14%
2006	0.80%	77,924	6.612974	515,309	0.00%	9.03%
2005	0.80%	88,246	6.065031	535,215	0.00%	8.87%
2004	0.80%	97,936	5.570908	545,592	0.00%	14.42%
2003	0.80%	398,980	4.868865	1,942,580	0.00%	39.02%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.80%	81,490	17.072106	1,391,206	1.35%	6.70%
2006	0.80%	141,094	16.000413	2,257,562	1.13%	9.02%
2005	0.80%	229,268	14.677115	3,364,993	1.03%	11.21%
2004	0.80%	324,610	13.197899	4,284,170	0.54%	14.81%
2003	0.80%	402,465	11.495433	4,626,509	0.49%	33.58%
Nationwide VIT – Money Market Fund – Class I
2007	0.80%	329,710	16.477531	5,432,807	4.64%	3.95%
2006	0.80%	566,642	15.851431	8,982,087	4.49%	3.70%
2005	0.80%	727,730	15.286397	11,124,370	2.64%	1.85%
2004	0.80%	899,340	15.008890	13,498,095	0.78%	0.00%
2003	0.80%	1,224,466	15.008153	18,376,973	0.63%	-0.18%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	0.80%	29,062	8.468125	246,101	0.00%	8.87%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	0.80%	92,646	21.905042	2,029,415	1.10%	-7.64%
2006	0.80%	175,584	23.717026	4,164,330	0.43%	16.36%
2005	0.80%	287,838	20.382189	5,866,769	0.06%	2.25%
2004	0.80%	410,958	19.932939	8,191,601	0.00%	16.36%
2003	0.80%	566,915	17.129814	9,711,149	0.00%	55.61%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.80%	190,308	39.414039	7,500,807	0.09%	1.31%
2006	0.80%	325,094	38.902849	12,647,083	0.11%	11.15%
2005	0.80%	568,428	35.000912	19,895,498	0.00%	11.42%
2004	0.80%	659,468	31.412204	20,715,343	0.00%	18.07%
2003	0.80%	812,594	26.603797	21,618,086	0.00%	39.89%
Nationwide VIT – Nationwide Fund – Class I
2007	0.80%	846,056	43.389809	36,710,208	1.05%	7.31%
2006	0.80%	1,155,132	40.432316	46,704,662	1.08%	12.72%
2005	0.80%	1,522,010	35.868129	54,591,651	0.91%	6.59%
2004	0.80%	1,808,392	33.651239	60,854,631	1.28%	8.88%
2003	0.80%	2,115,628	30.907637	65,389,062	0.56%	26.50%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	0.80%	7,118	17.182548	122,305	1.15%	10.67%
2006	0.80%	10,376	15.526442	161,102	0.97%	15.12%
2005	0.80%	12,432	13.486728	167,667	1.54%	9.44%
2004	0.80%	3,724	12.323917	45,894	0.52%	17.85%
2003	0.80%	6,691	10.457551	69,971	0.19%	24.39%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	0.80%	7,828	18.384573	143,914	0.00%	21.50%
2006	0.80%	13,106	15.130732	198,303	0.25%	-1.08%
2005	0.80%	30,714	15.296041	469,803	0.00%	11.07%
2004	0.80%	27,528	13.771155	379,092	0.00%	11.51%
2003	0.80%	55,080	12.349314	680,200	0.00%	50.93%
Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	0.80%	10,218	16.947459	173,169	1.71%	-3.00%
2006	0.80%	22,182	17.471634	387,556	1.74%	14.98%
2005	0.80%	32,400	15.194781	492,311	1.69%	3.42%
2004	0.80%	29,708	14.692503	436,485	1.56%	16.56%
2003	0.80%	9,638	12.604789	121,485	1.52%	26.05	% 05/01/03
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	0.80%	19,404	14.756333	286,332	4.10%	3.79%
2006	0.80%	37,902	14.217959	538,889	4.42%	4.00%
2005	0.80%	44,454	13.670462	607,707	3.89%	1.37%
2004	0.80%	59,986	13.485955	808,968	4.85%	5.68%
2003	0.80%	67,316	12.760526	858,988	5.47%	11.22%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT – Balanced Portfolio – I Class Shares
2007	0.80%	1,448	$31.451710	$45,542	0.81%	14.68%
2006	0.80%	852	27.426214	23,367	0.77%	9.79%
2005	0.80%	1,268	24.981076	31,676	1.03%	8.31%
2004	0.80%	1,898	23.063588	43,775	1.30%	8.44%
2003	0.80%	3,028	21.268673	64,402	1.91%	15.35%
Neuberger Berman AMT – Fasciano Portfolio – S Class Shares
2007	0.80%	514	14.792303	7,603	0.00%	-0.29%
2006	0.80%	2,652	14.835360	39,343	0.00%	4.42%
2005	0.80%	1,526	14.207958	21,681	0.00%	2.08%
2004	0.80%	3,644	13.918505	50,719	0.00%	10.99%
2003	0.80%	854	12.540843	10,710	0.00%	25.41	% 05/01/03
Neuberger Berman AMT – Growth Portfolio- Class I
2007	0.80%	185,704	36.562250	6,789,756	0.00%	21.71%
2006	0.80%	262,710	30.039737	7,891,739	0.00%	13.16%
2005	0.80%	370,758	26.545874	9,842,095	0.00%	12.60%
2004	0.80%	519,352	23.576070	12,244,279	0.00%	15.67%
2003	0.80%	637,363	20.381526	12,990,431	0.00%	30.35%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	0.80%	47,724	14.696621	701,382	0.26%	6.53%
2006	0.80%	73,922	13.796076	1,019,834	0.67%	12.48%
2005	0.80%	88,548	12.265806	1,086,113	0.14%	7.53%
2004	0.80%	121,580	11.406874	1,386,848	0.12%	14.89%
2003	0.80%	143,460	9.928356	1,424,322	0.84%	30.71%
Neuberger Berman AMT – International Portfolio – Class S
2007	0.80%	8,240	14.656417	120,769	1.68%	2.39%
2006	0.80%	8,786	14.314811	125,770	0.00%	22.47%
2005	0.80%	58,070	11.688169	678,732	0.22%	16.88	% 05/02/05
Neuberger Berman AMT – Mid-Cap Growth Portfolio – Class S
2007	0.80%	6,654	21.854333	145,419	0.00%	21.22%
2006	0.80%	11,910	18.028719	214,722	0.00%	13.56%
2005	0.80%	9,044	15.875842	143,581	0.00%	12.52%
2004	0.80%	11,620	14.108984	163,946	0.00%	15.11%
2003	0.80%	17,581	12.256991	215,490	0.00%	22.57	% 05/01/03
Neuberger Berman AMT – Partners Portfolio- Class I
2007	0.80%	193,268	40.603834	7,847,422	0.64%	8.46%
2006	0.80%	317,204	37.436671	11,875,062	0.71%	11.35%
2005	0.80%	450,896	33.621038	15,159,592	1.02%	17.11%
2004	0.80%	534,216	28.709463	15,337,054	0.01%	18.03%
2003	0.80%	637,464	24.324378	15,505,915	0.00%	34.01%
Neuberger Berman AMT – Regency Portfolio – Class S
2007	0.80%	1,678	13.051065	21,900	0.66%	2.23%
2006	0.80%	2,974	12.766616	37,968	0.44%	10.05%
2005	0.80%	2,398	11.600355	27,818	0.00%	16.00	% 05/02/05
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	0.80%	5,562	17.656802	98,207	0.09%	6.75%
2006	0.80%	9,890	16.540130	163,582	0.17%	12.80%
2005	0.80%	7,910	14.663357	115,987	0.00%	6.01%
2004	0.80%	18,504	13.832310	255,953	0.00%	12.38%
2003	0.80%	3,251	12.308850	40,016	0.00%	23.09	% 05/01/03
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	0.80%	85,350	37.948682	3,238,920	2.57%	2.96%
2006	0.80%	146,968	36.859294	5,417,137	2.13%	10.26%
2005	0.80%	211,716	33.428671	7,077,385	1.76%	3.06%
2004	0.80%	325,990	32.435047	10,573,501	1.01%	9.22%
2003	0.80%	378,776	29.695890	11,248,090	2.82%	23.96%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.80%	209,154	19.607337	4,100,953	0.23%	13.23%
2006	0.80%	329,602	17.315647	5,707,272	0.38%	7.09%
2005	0.80%	488,450	16.169181	7,897,836	0.93%	4.26%
2004	0.80%	653,294	15.508004	10,131,286	0.33%	6.08%
2003	0.80%	796,583	14.618573	11,644,907	0.38%	29.90%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	0.80%	87,142	$26.282217	$2,290,285	5.26%	3.56%
2006	0.80%	146,462	25.379927	3,717,195	5.20%	4.44%
2005	0.80%	276,654	24.300441	6,722,814	5.34%	1.77%
2004	0.80%	337,846	23.877339	8,066,863	4.80%	4.65%
2003	0.80%	422,466	22.815950	9,638,963	5.67%	5.93%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	0.80%	160,562	14.773970	2,372,138	1.25%	5.49%
2006	0.80%	235,194	14.005648	3,294,044	0.80%	16.75%
2005	0.80%	156,170	11.995949	1,873,407	0.00%	19.96	% 05/02/05
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.80%	148,584	47.979344	7,128,963	1.37%	5.47%
2006	0.80%	314,678	45.492106	14,315,365	1.04%	16.76%
2005	0.80%	519,226	38.963173	20,230,692	1.07%	13.40%
2004	0.80%	723,504	34.359210	24,859,026	1.25%	18.21%
2003	0.80%	941,453	29.065271	27,363,587	0.76%	41.88%
Oppenheimer VAF – High Income Fund – Class 3
2007	0.80%	2,712	9.609476	26,061	0.00%	-3.91	% 05/01/07
Oppenheimer VAF – High Income Fund – Non-Service Shares
2007	0.80%	7,928	13.127703	104,076	6.11%	-0.90%
2006	0.80%	17,852	13.247178	236,489	6.97%	8.55%
2005	0.80%	20,712	12.203356	252,756	6.75%	1.50%
2004	0.80%	30,734	12.022940	369,513	4.23%	8.10%
2003	0.80%	12,557	11.122220	139,662	0.00%	11.22	% 05/01/03
Oppenheimer VAF – Main Street Small Cap Fund® – Non-Service Shares
2007	0.80%	14,068	19.926143	280,321	0.32%	-2.00%
2006	0.80%	24,146	20.333041	490,962	0.14%	14.08%
2005	0.80%	28,068	17.822891	500,253	0.00%	9.05%
2004	0.80%	26,984	16.344185	441,031	0.00%	18.47%
2003	0.80%	26,396	13.796198	364,164	0.00%	37.96	% 05/01/03
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	0.80%	29,480	10.968850	323,362	1.00%	3.59%
2006	0.80%	57,418	10.588991	607,999	1.11%	14.11%
2005	0.80%	92,862	9.279543	861,717	1.25%	5.13%
2004	0.80%	97,760	8.826404	862,869	0.84%	8.59%
2003	0.80%	114,284	8.128407	928,947	0.90%	25.71%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	0.80%	67,290	6.755828	454,600	0.00%	5.48%
2006	0.80%	125,750	6.404804	805,404	0.00%	2.14%
2005	0.80%	203,896	6.270767	1,278,584	0.00%	11.43%
2004	0.80%	265,960	5.627305	1,496,638	0.00%	18.82%
2003	0.80%	315,600	4.735882	1,494,644	0.00%	24.59%
Putnam VT – Growth and Income Fund – IB Shares
2007	0.80%	1,852	15.242345	28,229	1.31%	-6.79%
2006	0.80%	2,546	16.352963	41,635	1.14%	14.99%
2005	0.80%	6,136	14.221232	87,261	1.56%	4.39%
2004	0.80%	3,926	13.622923	53,484	1.66%	10.23%
2003	0.80%	1,210	12.359054	14,954	0.00%	23.59	% 05/01/03
Putnam VT – International Equity Fund – IB Shares
2007	0.80%	5,836	22.247335	129,835	2.65%	7.50%
2006	0.80%	9,818	20.695424	203,188	0.44%	26.70%
2005	0.80%	18,032	16.333628	294,528	1.11%	11.31%
2004	0.80%	8,052	14.674512	118,159	1.61%	15.27%
2003	0.80%	4,931	12.730633	62,775	0.00%	27.31	% 05/01/03
Putnam VT – Voyager Fund – IB Shares
2007	0.80%	1,028	14.103871	14,499	0.00%	4.68%
2006	0.80%	2,010	13.473959	27,083	0.13%	4.60%
2005	0.80%	2,700	12.881691	34,781	0.60%	4.85%
2004	0.80%	1,378	12.285483	16,929	0.19%	4.20%
2003	0.80%	1,238	11.790763	14,597	0.00%	17.91	% 05/01/03

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Blue Chip Growth Portfolio – II
2007	0.80%	4,272	$13.621873	$58,193	0.12%	11.59%
2006	0.80%	9,592	12.207295	117,092	0.24%	8.46%
2005	0.80%	17,726	11.255124	199,508	0.29%	12.55	% 05/02/05
T. Rowe Price Equity Income Portfolio – II
2007	0.80%	25,522	12.728449	324,855	1.53%	2.20%
2006	0.80%	36,012	12.453914	448,490	1.59%	17.70%
2005	0.80%	21,876	10.580627	231,462	1.20%	5.81	% 05/02/05
T. Rowe Price Limited Term Bond Portfolio – Class II
2007	0.80%	1,904	10.851378	20,661	3.91%	4.38%
2006	0.80%	4,952	10.395898	51,480	3.80%	3.20%
2005	0.80%	2,888	10.073971	29,094	1.39%	0.74	% 05/02/05
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	0.80%	147,566	27.387135	4,041,410	0.53%	6.92%
2006	0.80%	216,438	25.614125	5,543,870	0.11%	8.33%
2005	0.80%	285,024	23.643910	6,739,082	0.00%	2.79%
2004	0.80%	333,044	23.001657	7,660,564	0.38%	5.36%
2003	0.80%	403,682	21.830604	8,812,622	0.11%	25.00%
Turner GVIT Growth Focus Fund – Class I
2003	0.80%	103,819	3.251119	337,528	0.00%	49.76%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	0.80%	24,290	22.571765	548,268	5.77%	8.83%
2006	0.80%	42,580	20.739979	883,108	8.51%	5.63%
2005	0.80%	64,726	19.633767	1,270,815	7.55%	-3.80%
2004	0.80%	94,458	20.409871	1,927,876	8.78%	8.28%
2003	0.80%	159,535	18.848928	3,007,064	1.75%	17.22%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	0.80%	93,500	29.341648	2,743,444	0.43%	36.51%
2006	0.80%	204,428	21.493674	4,393,909	0.60%	38.38%
2005	0.80%	293,746	15.531958	4,562,451	0.73%	30.95%
2004	0.80%	322,338	11.861162	3,823,303	0.59%	24.89%
2003	0.80%	401,918	9.497431	3,817,188	0.11%	52.96%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	0.80%	41,152	65.808830	2,708,165	0.11%	44.19%
2006	0.80%	71,458	45.639544	3,261,311	0.07%	23.50%
2005	0.80%	119,090	36.954214	4,400,877	0.30%	50.47%
2004	0.80%	134,666	24.559747	3,307,363	0.37%	23.24%
2003	0.80%	173,612	19.968789	3,466,821	0.48%	43.92%
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I
2007	0.80%	10,704	11.729400	125,551	3.05%	4.61%
2006	0.80%	15,064	11.212678	168,908	3.94%	2.91%
2005	0.80%	22,076	10.895944	240,539	3.62%	3.39%
2004	0.80%	15,460	10.539104	162,935	4.78%	3.54%
2003	0.80%	2,958	10.179170	30,110	0.00%	1.79	% 05/01/03
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	0.80%	20,760	21.010045	436,169	7.41%	5.68%
2006	0.80%	31,246	19.881064	621,204	7.72%	9.93%
2005	0.80%	68,904	18.085748	1,246,180	7.52%	11.36%
2004	0.80%	74,670	16.240956	1,212,712	6.41%	9.19%
2003	0.80%	113,201	14.874690	1,683,830	0.00%	26.85%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.80%	84,232	50.130463	4,222,589	1.10%	-17.74%
2006	0.80%	195,750	60.938109	11,928,635	1.08%	36.95%
2005	0.80%	267,504	44.496942	11,903,110	1.22%	16.12%
2004	0.80%	332,014	38.319214	12,722,516	1.55%	35.31%
2003	0.80%	336,013	28.319843	9,515,835	0.00%	36.42%
Wells Fargo AVT – Discovery FundSM
2007	0.80%	44,382	44.472235	1,973,767	0.00%	21.34%
2006	0.80%	70,852	36.649699	2,596,704	0.00%	13.73%
2005	0.80%	130,268	32.224282	4,197,793	0.00%	7.41%
2004	0.80%	194,396	30.000581	5,831,993	0.00%	14.80%
2003	0.80%	240,474	26.133664	6,284,467	0.00%	38.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Wells Fargo AVT – Opportunity FundSM
2007	0.80%	145,372	$59.639193	$8,669,869	0.61%	5.78%
2006	0.80%	232,092	56.380823	13,085,538	0.00%	11.33%
2005	0.80%	373,488	50.644296	18,915,037	0.00%	7.03%
2004	0.80%	515,136	47.318990	24,375,715	0.00%	17.28%
2003	0.80%	690,716	40.347502	27,868,665	0.07%	35.92%
Single Premium contracts issued on or after April 16, 1990 (policy years 11 and thereafter)
American Century VP – Balanced Fund – Class I
2007	1.00%	38,914	12.269595	477,459	2.12%	3.89%
2006	1.00%	44,838	11.810656	529,566	1.93%	8.53%
2005	1.00%	52,040	10.882231	566,311	1.83%	3.89%
American Century VP – Capital Appreciation Fund – Class I
2007	1.00%	220,292	11.894815	2,620,333	0.00%	44.35%
2006	1.00%	149,970	8.240477	1,235,824	0.00%	16.06%
2005	1.00%	171,146	7.100441	1,215,212	0.00%	20.85%
American Century VP – Income & Growth Fund – Class I
2007	1.00%	14,802	11.429189	169,175	1.88%	-1.07%
2006	1.00%	24,302	11.552475	280,748	1.88%	15.93%
2005	1.00%	20,504	9.965424	204,331	2.03%	3.59%
American Century VP – International Fund – Class I
2007	1.00%	79,918	11.883894	949,737	0.72%	16.88%
2006	1.00%	60,986	10.167970	620,104	1.65%	23.79%
2005	1.00%	61,088	8.214210	501,790	1.27%	12.13%
American Century VP – Ultra® Fund – Class I
2007	1.00%	2,778	12.555821	34,880	0.00%	19.81%
2006	1.00%	1,340	10.480144	14,043	0.00%	-4.24%
2005	1.00%	5,288	10.943695	57,870	0.00%	1.15%
American Century VP – Value Fund – Class I
2007	1.00%	72,664	18.067598	1,312,864	1.65%	-6.09%
2006	1.00%	83,020	19.238731	1,597,199	1.39%	17.48%
2005	1.00%	71,670	16.376728	1,173,720	0.88%	3.99%
Credit Suisse Trust – Global Small Cap Portfolio
2007	1.00%	8,982	6.923255	62,185	0.00%	-4.92%
2006	1.00%	8,040	7.281318	58,542	0.00%	12.08%
2005	1.00%	3,714	6.496475	24,128	0.00%	14.99%
Credit Suisse Trust – International Focus Portfolio
2007	1.00%	39,182	12.900878	505,482	1.08%	15.43%
2006	1.00%	25,416	11.176387	284,059	1.03%	17.48%
2005	1.00%	15,960	9.513742	151,839	0.91%	16.27%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	1.00%	65,396	7.317026	478,504	0.00%	-1.83%
2006	1.00%	51,800	7.453113	386,071	0.00%	3.73%
2005	1.00%	41,474	7.185242	298,001	0.00%	-3.65%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	1.00%	18,706	14.844030	277,672	0.37%	-1.65%
2006	1.00%	20,468	15.092865	308,921	0.36%	13.28%
2005	1.00%	15,334	13.324009	204,310	0.00%	6.17%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	1.00%	340,954	10.560744	3,600,728	1.70%	4.20%
2006	1.00%	377,588	10.134844	3,826,795	1.65%	14.35%
2005	1.00%	344,792	8.862854	3,055,841	1.60%	3.65%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	1.00%	78,734	11.460137	902,302	1.61%	6.06%
2006	1.00%	77,230	10.805247	834,489	1.49%	15.32%
2005	1.00%	21,248	9.369677	199,087	0.02%	3.34%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	1.00%	16,816	11.118706	186,972	0.76%	7.36%
2006	1.00%	22,804	10.356384	236,167	0.77%	13.38%
2005	1.00%	23,964	9.134532	218,900	1.34%	2.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Federated IS – Quality Bond Fund II – Primary Shares
2007	1.00%	32,494	$12.283540	$399,141	4.97%	4.33%
2006	1.00%	29,734	11.773803	350,082	3.43%	3.12%
2005	1.00%	4,004	11.417503	45,716	3.65%	0.29%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.00%	463,760	14.336823	6,648,845	1.77%	0.51%
2006	1.00%	502,702	14.263392	7,170,236	3.30%	19.00%
2005	1.00%	537,298	11.985917	6,440,009	1.64%	4.81%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.00%	773,552	9.252332	7,157,160	0.82%	25.69%
2006	1.00%	747,634	7.360951	5,503,297	0.40%	5.79%
2005	1.00%	746,748	6.958097	5,195,945	0.51%	4.75%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.00%	145,894	11.937443	1,741,601	7.41%	1.76%
2006	1.00%	136,954	11.731213	1,606,637	7.80%	10.13%
2005	1.00%	126,486	10.651851	1,347,310	16.14%	1.68%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.00%	169,320	14.425299	2,442,492	3.29%	16.14%
2006	1.00%	180,844	12.420750	2,246,218	0.91%	16.91%
2005	1.00%	162,770	10.624371	1,729,329	0.71%	17.87%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.00%	229,524	12.562122	2,883,308	6.08%	14.35%
2006	1.00%	252,802	10.985811	2,777,235	2.71%	6.25%
2005	1.00%	287,746	10.339381	2,975,116	2.76%	3.01%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.00%	346,744	15.752271	5,462,005	0.93%	16.42%
2006	1.00%	364,854	13.531021	4,936,847	1.27%	10.61%
2005	1.00%	210,686	12.233291	2,577,383	0.29%	15.78%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	1.00%	12,236	10.892121	133,276	0.00%	21.95%
2006	1.00%	10,970	8.931581	97,979	0.69%	4.41%
2005	1.00%	11,798	8.554456	100,925	0.95%	7.81%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	1.00%	12,228	16.059906	196,381	0.83%	4.54%
2006	1.00%	14,346	15.361961	220,383	0.41%	15.04%
2005	1.00%	11,298	13.353090	150,863	0.00%	1.54%
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2006	1.00%	24,648	7.684584	189,410	0.00%	2.18%
2005	1.00%	9,740	7.520431	73,249	0.00%	7.02%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	1.00%	22,756	12.002478	273,128	0.19%	35.27%
2006	1.00%	9,930	8.873089	88,110	0.14%	8.03%
2005	1.00%	8,522	8.213276	69,994	0.01%	11.44%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	1.00%	21,732	5.254782	114,197	0.37%	20.48%
2006	1.00%	17,218	4.361506	75,096	0.00%	6.76%
2005	1.00%	17,522	4.085406	71,584	0.00%	10.44%
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	1.00%	47,972	18.208982	873,521	0.43%	26.74%
2006	1.00%	109,880	14.367390	1,578,689	1.92%	45.17%
2005	1.00%	35,600	9.896611	352,319	1.14%	30.63%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	1.00%	47,540	12.476258	593,121	2.65%	3.72%
2006	1.00%	58,744	12.028394	706,596	3.06%	3.17%
2005	1.00%	47,674	11.659063	555,834	2.61%	0.44%
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	1.00%	47,852	33.798406	1,617,321	0.71%	44.12%
2006	1.00%	29,436	23.450961	690,302	0.72%	35.36%
2005	1.00%	19,494	17.324605	337,726	0.61%	31.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.00%	20,120	$23.317091	$469,140	2.36%	19.23%
2006	1.00%	38,254	19.556346	748,108	2.82%	36.20%
2005	1.00%	8,262	14.358831	118,633	2.16%	5.33%
Nationwide VIT – Gartmore International Growth Fund – Class I
2007	1.00%	73,628	15.966923	1,175,613	0.38%	25.87%
2006	1.00%	37,946	12.684823	481,338	0.78%	31.65%
2005	1.00%	24,308	9.635544	234,221	1.03%	28.92%
Nationwide VIT – Global Financial Services Fund – Class I
2007	1.00%	5,350	18.540690	99,193	3.13%	-2.04%
2006	1.00%	5,656	18.927318	107,053	1.89%	19.13%
2005	1.00%	5,612	15.888310	89,165	2.00%	10.05%
Nationwide VIT – Global Health Sciences Fund – Class I
2007	1.00%	14,292	14.643631	209,287	0.08%	12.03%
2006	1.00%	17,932	13.071309	234,395	0.00%	1.69%
2005	1.00%	19,108	12.854278	245,620	0.00%	7.36%
Nationwide VIT – Global Technology and Communications Fund – Class I
2007	1.00%	39,948	3.833761	153,151	0.00%	18.89%
2006	1.00%	27,680	3.224567	89,256	0.00%	10.07%
2005	1.00%	15,226	2.929673	44,607	0.00%	-1.50%
Nationwide VIT – Government Bond Fund – Class I
2007	1.00%	140,436	14.004670	1,966,760	4.45%	6.09%
2006	1.00%	127,692	13.201192	1,685,687	4.11%	2.32%
2005	1.00%	119,678	12.902408	1,544,134	3.64%	2.24%
Nationwide VIT – Growth Fund – Class I
2007	1.00%	49,378	6.879197	339,681	0.17%	18.35%
2006	1.00%	55,020	5.812653	319,812	0.05%	5.11%
2005	1.00%	38,158	5.529847	211,008	0.08%	5.44%
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.00%	328	15.779509	5,176	2.03%	4.90%
2006	1.00%	290	15.042687	4,362	2.11%	15.71%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.00%	5,692	12.362022	70,365	3.97%	4.33%
2006	1.00%	5,798	11.849304	68,702	2.89%	5.11%
2005	1.00%	2,858	11.273191	32,219	2.78%	2.28%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.00%	45,290	14.039145	635,833	2.62%	4.60%
2006	1.00%	41,320	13.421439	554,574	2.50%	10.25%
2005	1.00%	36,840	12.173861	448,485	2.36%	4.30%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.00%	38,380	15.130768	580,719	2.25%	5.09%
2006	1.00%	23,212	14.398126	334,209	2.27%	13.40%
2005	1.00%	1,550	12.696312	19,679	2.14%	6.01%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.00%	31,082	13.277544	412,693	2.92%	4.80%
2006	1.00%	77,310	12.669367	979,469	2.76%	7.35%
2005	1.00%	6,244	11.802269	73,693	2.75%	3.45%
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	1.00%	27,266	6.587921	179,626	0.00%	7.92%
2006	1.00%	30,726	6.104214	187,558	0.00%	8.82%
2005	1.00%	24,834	5.609609	139,309	0.00%	8.65%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	1.00%	34,096	15.323833	522,481	1.35%	6.48%
2006	1.00%	41,104	14.390791	591,519	1.13%	8.80%
2005	1.00%	43,640	13.226964	577,225	1.03%	10.99%
Nationwide VIT – Money Market Fund – Class I
2007	1.00%	419,234	11.293879	4,734,778	4.64%	3.74%
2006	1.00%	495,002	10.886811	5,388,993	4.49%	3.49%
2005	1.00%	408,430	10.519895	4,296,641	2.64%	1.64%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	1.00%	26,118	8.349478	218,072	0.00%	8.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	1.00%	43,030	$17.444838	$750,651	1.10%	-7.83%
2006	1.00%	53,404	18.925926	1,010,720	0.43%	16.13%
2005	1.00%	105,618	16.297231	1,721,281	0.06%	2.05%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.00%	38,152	15.198601	579,857	0.09%	1.11%
2006	1.00%	49,560	15.031685	744,970	0.11%	10.93%
2005	1.00%	40,176	13.551021	544,426	0.00%	11.20%
Nationwide VIT – Nationwide Fund – Class I
2007	1.00%	149,962	11.797304	1,769,147	1.05%	7.10%
2006	1.00%	167,948	11.015308	1,849,999	1.08%	12.50%
2005	1.00%	153,820	9.791361	1,506,107	0.91%	6.38%
Nationwide VIT – Nationwide Leaders Fund – Class I
2007	1.00%	1,218	16.988891	20,692	1.15%	10.44%
2006	1.00%	2,084	15.382337	32,057	0.97%	14.89%
2005	1.00%	3,916	13.388228	52,428	1.54%	9.22%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2007	1.00%	2,584	18.177321	46,970	0.00%	21.26%
2006	1.00%	9,994	14.990265	149,813	0.25%	-1.28%
2005	1.00%	13,390	15.184319	203,318	0.00%	10.85%
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	1.00%	17,946	14.240475	255,560	4.10%	3.58%
2006	1.00%	14,786	13.748525	203,286	4.42%	3.80%
2005	1.00%	2,210	13.245485	29,273	3.89%	1.17%
Neuberger Berman AMT – Growth Portfolio- Class I
2007	1.00%	181,806	7.762827	1,411,329	0.00%	21.47%
2006	1.00%	200,916	6.390816	1,284,017	0.00%	12.94%
2005	1.00%	189,716	5.658791	1,073,563	0.00%	12.37%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	1.00%	4,748	12.957908	61,524	0.26%	6.31%
2006	1.00%	7,572	12.188388	92,290	0.67%	12.25%
2005	1.00%	2,788	10.858076	30,272	0.14%	7.32%
Neuberger Berman AMT – Partners Portfolio- Class I
2007	1.00%	86,432	16.050889	1,387,310	0.64%	8.24%
2006	1.00%	89,328	14.828703	1,324,618	0.71%	11.13%
2005	1.00%	78,466	13.343910	1,047,043	1.02%	16.87%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	1.00%	129,370	13.967806	1,807,015	2.57%	2.75%
2006	1.00%	143,020	13.594148	1,944,235	2.13%	10.04%
2005	1.00%	127,708	12.353496	1,577,640	1.76%	2.86%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	1.00%	70,288	9.884979	694,795	0.23%	13.01%
2006	1.00%	77,536	8.747201	678,223	0.38%	6.88%
2005	1.00%	112,070	8.184351	917,220	0.93%	4.06%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	1.00%	51,906	14.189932	736,543	5.26%	3.35%
2006	1.00%	50,010	13.730362	686,655	5.20%	4.23%
2005	1.00%	32,080	13.172613	422,577	5.34%	1.57%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	1.00%	157,904	14.984363	2,366,091	1.37%	5.26%
2006	1.00%	160,988	14.236174	2,291,853	1.04%	16.52%
2005	1.00%	136,196	12.217371	1,663,957	1.07%	13.17%
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	1.00%	6,962	10.795993	75,162	1.00%	3.38%
2006	1.00%	7,816	10.443096	81,623	1.11%	13.88%
2005	1.00%	16,864	9.169966	154,642	1.25%	4.92%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	1.00%	9,792	5.889904	57,674	0.00%	5.27%
2006	1.00%	13,928	5.595113	77,929	0.00%	1.93%
2005	1.00%	14,778	5.488955	81,116	0.00%	11.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc.– Initial Shares
2007	1.00%	20,698	$7.293750	$150,966	0.53%	6.71%
2006	1.00%	21,910	6.835295	149,761	0.11%	8.12%
2005	1.00%	20,360	6.322127	128,719	0.00%	2.59%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	1.00%	53,936	16.500009	889,944	5.77%	8.61%
2006	1.00%	42,236	15.191481	641,627	8.51%	5.42%
2005	1.00%	44,648	14.409920	643,374	7.55%	-3.99%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	1.00%	36,120	33.537534	1,211,376	0.43%	36.24%
2006	1.00%	39,850	24.616702	980,976	0.60%	38.11%
2005	1.00%	33,638	17.824242	599,572	0.73%	30.69%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	1.00%	68,368	40.935533	2,798,681	0.11%	43.90%
2006	1.00%	62,902	28.446616	1,789,349	0.07%	23.26%
2005	1.00%	66,950	23.079126	1,545,147	0.30%	50.17%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	1.00%	7,184	21.065858	151,337	7.41%	5.47%
2006	1.00%	3,962	19.973989	79,137	7.72%	9.71%
2005	1.00%	8,002	18.206549	145,689	7.52%	11.14%
Van Kampen UIF – U.S.Real Estate Portfolio – Class I
2007	1.00%	39,508	26.129688	1,032,332	1.10%	-17.90%
2006	1.00%	73,408	31.826979	2,336,355	1.08%	36.68%
2005	1.00%	63,520	23.286362	1,479,150	1.22%	15.89%
Wells Fargo AVT – Discovery FundSM
2007	1.00%	25,612	19.579303	501,465	0.00%	21.10%
2006	1.00%	25,940	16.167820	419,393	0.00%	13.51%
2005	1.00%	30,292	14.243955	431,478	0.00%	7.20%
Wells Fargo AVT – Opportunity FundSM
2007	1.00%	146,392	13.806187	2,021,115	0.61%	5.57%
2006	1.00%	160,034	13.078165	2,092,951	0.00%	11.11%
2005	1.00%	179,860	11.770963	2,117,125	0.00%	6.81%
Single Premium contracts issued on or after April 16, 1990
American Century VP – Balanced Fund – Class I
2007	1.30%	8	24.593469	197	2.12%	3.57%
2006	1.30%	990	23.745073	23,508	1.93%	8.21%
2005	1.30%	2,878	21.944037	63,155	1.83%	3.58%
2004	1.30%	35,358	21.184881	749,055	1.68%	8.36%
2003	1.30%	36,906	19.550372	721,526	2.53%	17.92%
American Century VP – Capital Appreciation Fund – Class I
2007	1.30%	2	36.460250	73	0.00%	43.91%
2006	1.30%	556	25.335087	14,086	0.00%	15.71%
2005	1.30%	6,016	21.895512	131,723	0.00%	20.49%
2004	1.30%	66,996	18.171733	1,217,433	0.00%	6.19%
2003	1.30%	85,342	17.111726	1,460,349	0.00%	18.92%
American Century VP – Income & Growth Fund – Class I
2005	1.30%	8,246	11.784027	97,171	2.03%	3.28%
2004	1.30%	31,276	11.409408	356,841	1.44%	11.53%
2003	1.30%	21,876	10.229575	223,782	1.30%	27.68%
American Century VP – International Fund – Class I
2007	1.30%	354	26.406669	9,348	0.72%	16.52%
2006	1.30%	6,172	22.662010	139,870	1.65%	23.42%
2005	1.30%	14,464	18.362361	265,593	1.27%	11.80%
2004	1.30%	55,662	16.424915	914,244	0.58%	13.44%
2003	1.30%	52,719	14.478934	763,315	0.75%	22.90%
American Century VP – Ultra®Fund – Class I
2004	1.30%	8,076	10.732849	86,678	0.00%	9.25%
2003	1.30%	1,710	9.824442	16,800	0.00%	23.29%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Value Fund – Class I
2005	1.30%	16,188	$21.324425	$345,200	0.88%	3.68%
2004	1.30%	92,778	20.567340	1,908,197	1.01%	12.86%
2003	1.30%	85,452	18.224277	1,557,301	1.09%	27.29%
Credit Suisse Trust – Global Small Cap Portfolio
2005	1.30%	2,682	13.753775	36,888	0.00%	14.65%
2004	1.30%	4,110	11.996474	49,306	0.00%	16.47%
2003	1.30%	10,616	10.300420	109,349	0.00%	45.75%
Credit Suisse Trust – International Focus Portfolio
2006	1.30%	10,164	15.763156	160,217	1.03%	17.13%
2005	1.30%	24,184	13.458367	325,477	0.91%	15.93%
2004	1.30%	41,378	11.609376	480,373	0.99%	13.26%
2003	1.30%	33,394	10.250133	342,293	0.49%	31.37%
Credit Suisse Trust – Small Cap Core I Portfolio
2006	1.30%	7,148	17.853550	127,617	0.00%	3.42%
2005	1.30%	18,546	17.263500	320,169	0.00%	-3.93%
2004	1.30%	42,546	17.970297	764,564	0.00%	9.44%
2003	1.30%	49,309	16.420586	809,683	0.00%	46.63%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2005	1.30%	5,586	13.178346	73,614	0.00%	5.85%
2004	1.30%	21,594	12.449758	268,840	0.50%	20.31%
2003	1.30%	14,581	10.347973	150,884	0.33%	36.00%
Dreyfus Stock Index Fund, Inc.– Initial Shares
2007	1.30%	6	32.822912	197	1.70%	3.89%2
2006	1.30%	13,440	31.594380	424,628	1.65%	14.01%
2005	1.30%	43,062	27.711836	1,193,327	1.60%	3.34%
2004	1.30%	166,174	26.815353	4,456,014	1.80%	9.21%
2003	1.30%	181,645	24.553549	4,460,029	1.51%	26.71%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2006	1.30%	10,234	15.282356	156,400	1.49%	14.98%
2005	1.30%	52,560	13.291662	698,610	0.02%	3.03%
2004	1.30%	69,410	12.900329	895,412	1.63%	3.69%
2003	1.30%	71,606	12.441321	890,873	1.40%	19.61%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	1.30%	7,396	12.832801	94,911	1.34%	2.02%
2004	1.30%	20,464	12.578597	257,408	1.23%	6.08%
2003	1.30%	19,988	11.857652	237,011	0.84%	24.94%
Federated IS – Quality Bond Fund II – Primary Shares
2005	1.30%	296	11.292632	3,343	3.65%	-0.01%
2004	1.30%	5,244	11.293463	59,223	4.98%	2.28%
2003	1.30%	11,443	11.041537	126,348	3.93%	3.29%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.30%	6	51.725856	310	1.77%	0.21%
2006	1.30%	3,596	51.616411	185,613	3.30%	18.65%
2005	1.30%	27,500	43.504590	1,196,376	1.64%	4.50%
2004	1.30%	197,270	41.630375	8,212,424	1.56%	10.09%
2003	1.30%	228,092	37.815050	8,625,310	1.80%	28.65%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.30%	144	49.269736	7,095	0.82%	25.32%
2006	1.30%	3,826	39.316236	150,424	0.40%	5.47%
2005	1.30%	34,904	37.275932	1,301,079	0.51%	4.44%
2004	1.30%	195,692	35.692511	6,984,739	0.27%	2.04%
2003	1.30%	224,376	34.977889	7,848,199	0.27%	31.13%
Fidelity® VIP – High Income Portfolio – Initial Class
2006	1.30%	9,972	30.387910	303,028	7.80%	9.80%
2005	1.30%	21,016	27.674631	581,610	16.14%	1.38%
2004	1.30%	106,760	27.298414	2,914,379	8.82%	8.18%
2003	1.30%	136,028	25.234771	3,432,635	5.94%	25.62%
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.30%	2	$30.061976	$60	3.29%	15.79%
2006	1.30%	782	25.962703	20,303	0.91%	16.56%
2005	1.30%	5,672	22.274316	126,340	0.71%	17.51%
2004	1.30%	95,424	18.954713	1,808,735	1.14%	12.17%
2003	1.30%	111,937	16.898456	1,891,562	0.83%	41.52%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.30%	6	36.160198	217	6.08%	14.00%
2006	1.30%	654	31.718247	20,744	2.71%	5.93%
2005	1.30%	7,118	29.941319	213,122	2.76%	2.70%
2004	1.30%	121,996	29.152937	3,556,542	2.76%	4.11%
2003	1.30%	143,073	28.002882	4,006,456	3.62%	16.45%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.30%	348	38.999532	13,572	0.93%	16.07%
2006	1.30%	3,016	33.601299	101,342	1.27%	10.28%
2005	1.30%	72,552	30.469674	2,210,636	0.29%	15.43%
2004	1.30%	167,594	26.396331	4,423,867	0.34%	13.99%
2003	1.30%	185,397	23.157613	4,293,352	0.46%	26.81%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	1.30%	844	10.765183	9,086	0.95%	7.49%
2004	1.30%	18,258	10.015165	182,857	0.53%	5.81%
2003	1.30%	18,158	9.465516	171,875	0.74%	28.20%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	1.30%	1,814	13.207092	23,958	0.00%	1.23%
2004	1.30%	23,932	13.046144	312,220	0.00%	12.52%
2003	1.30%	40,013	11.594984	463,950	0.00%	55.76%
Gartmore GVIT – Small Cap Growth Fund: Class I – Intial Funding by Depositor
2005	1.30%	3,160	7.384553	23,335	0.00%	6.70%
2004	1.30%	27,028	6.920939	187,059	0.00%	11.95%
2003	1.30%	28,379	6.182099	175,442	0.00%	32.53%
Janus Aspen Series – Forty Portfolio – Service Shares
2005	1.30%	1,398	7.732522	10,810	0.01%	11.11%
2004	1.30%	10,144	6.959531	70,597	0.02%	16.44%
2003	1.30%	13,360	5.976684	79,848	0.25%	18.68%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2004	1.30%	21,408	3.479325	74,485	0.00%	-0.73%
2003	1.30%	36,630	3.505015	128,389	0.00%	44.58%
Janus Aspen Series – International Growth Portfolio – Service Shares
2005	1.30%	5,076	8.846998	44,907	1.14%	30.24%
2004	1.30%	29,924	6.792762	203,267	0.83%	17.15%
2003	1.30%	53,588	5.798153	310,711	0.99%	32.80%
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2006	1.30%	492	18.678278	9,190	3.06%	2.86%
2005	1.30%	3,662	18.158987	66,498	2.61%	0.14%
2004	1.30%	43,950	18.134220	796,999	3.64%	-0.52%
2003	1.30%	68,214	18.229469	1,243,505	4.41%	1.10%
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2005	1.30%	2,774	17.312824	48,026	0.61%	30.93%
2004	1.30%	13,996	13.222981	185,069	0.93%	19.18%
2003	1.30%	31,749	11.094534	352,240	0.66%	63.13%
Nationwide VIT – Gartmore Global Utilities Fund – Class I
2005	1.30%	4,350	14.201823	61,778	2.16%	5.02%
2004	1.30%	21,056	13.523265	284,746	1.92%	28.29%
2003	1.30%	6,218	10.541163	65,545	0.70%	22.45%
Nationwide VIT – Gartmore International Growth Fund – Class I
2005	1.30%	3,512	9.434995	33,136	1.03%	28.53%
2004	1.30%	15,442	7.340515	113,352	1.40%	12.72%
2003	1.30%	4,222	6.512199	27,495	0.00%	33.87%
Nationwide VIT – Global Financial Services Fund – Class I
2005	1.30%	238	15.714600	3,740	2.00%	9.72%
2004	1.30%	9,204	14.322458	131,824	1.45%	19.43%
2003	1.30%	8,059	11.992233	96,645	0.88%	39.63%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Health Sciences Fund – Class I
2005	1.30%	286	$12.713706	$3,636	0.00%	7.04%
2004	1.30%	21,374	11.877203	253,863	0.00%	6.47%
2003	1.30%	22,102	11.155813	246,566	0.00%	34.93%
Nationwide VIT – Global Technology and Communications Fund – Class I
2005	1.30%	2,224	2.967380	6,599	0.00%	-1.80%
2004	1.30%	29,678	3.021716	89,678	0.00%	2.97%
2003	1.30%	49,780	2.934687	146,089	0.00%	53.23%
Nationwide VIT – Government Bond Fund – Class I
2006	1.30%	7,562	25.368610	191,837	4.11%	2.01%
2005	1.30%	16,748	24.868713	416,501	3.64%	1.93%
2004	1.30%	87,934	24.397010	2,145,327	5.48%	1.93%
2003	1.30%	125,005	23.935432	2,992,049	3.14%	0.68%
Nationwide VIT – Growth Fund – Class I
2006	1.30%	932	17.584603	16,389	0.05%	4.80%
2005	1.30%	6,860	16.779162	115,105	0.08%	5.13%
2004	1.30%	20,390	15.960562	325,436	0.33%	6.76%
2003	1.30%	25,825	14.949958	386,083	0.02%	31.03%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2004	1.30%	2,914	10.925221	31,836	2.46%	3.30%
2003	1.30%	2,945	10.576130	31,147	2.37%	6.51%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2006	1.30%	2,822	13.224582	37,320	2.50%	9.92%
2005	1.30%	11,178	12.031239	134,485	2.36%	3.99%
2004	1.30%	35,746	11.569914	413,578	2.27%	8.12%
2003	1.30%	32,069	10.700865	343,166	2.06%	18.50%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2005	1.30%	22,262	12.547596	279,335	2.14%	5.69%
2004	1.30%	24,178	11.871734	287,035	1.97%	10.65%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2005	1.30%	75,506	11.663995	880,702	2.75%	3.14%
2004	1.30%	78,358	11.308888	886,142	2.48%	5.78%
2003	1.30%	3,555	10.691448	38,008	2.34%	12.23%
Nationwide VIT – Mid Cap Growth Fund – Class I
2004	1.30%	19,586	5.442251	106,592	0.00%	13.85%
2003	1.30%	54,348	4.780255	259,797	0.00%	38.33%
Nationwide VIT – Mid Cap Index Fund – Class I
2006	1.30%	4,202	15.476230	65,031	1.13%	8.47%
2005	1.30%	15,760	14.267251	224,852	1.03%	10.66%
2004	1.30%	77,226	12.893433	995,708	0.54%	14.24%
2003	1.30%	76,418	11.286523	862,494	0.49%	32.91%
Nationwide VIT – Money Market Fund – Class I
2007	1.30%	252	15.923976	4,013	4.64%	3.42%
2006	1.30%	1,120	15.396940	17,245	4.49%	3.18%
2005	1.30%	69,288	14.923119	1,033,993	2.64%	1.34%
2004	1.30%	380,556	14.726229	5,604,155	0.78%	-0.50%
2003	1.30%	388,834	14.800105	5,754,784	0.63%	-0.68%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2006	1.30%	1,840	22.711726	41,790	0.43%	15.78%
2005	1.30%	14,854	19.615792	291,373	0.06%	1.75%
2004	1.30%	109,740	19.279280	2,115,708	0.00%	15.78%
2003	1.30%	130,023	16.651092	2,165,025	0.00%	54.83%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.30%	392	37.083919	14,537	0.09%	0.81%
2006	1.30%	816	36.787497	30,019	0.11%	10.60%
2005	1.30%	6,916	33.263194	230,048	0.00%	10.87%
2004	1.30%	27,688	30.001771	830,689	0.00%	17.49%
2003	1.30%	40,659	25.536562	1,038,291	0.00%	39.19%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Nationwide Fund – Class I
2006	1.30%	314	$40.292927	$12,652	1.08%	12.16%
2005	1.30%	5,272	35.923101	189,387	0.91%	6.06%
2004	1.30%	50,156	33.871221	1,698,845	1.28%	8.33%
2003	1.30%	66,484	31.265566	2,078,660	0.56%	25.87%
Nationwide VIT – Nationwide Leaders Fund – Class I
2005	1.30%	1,590	13.241863	21,055	1.54%	8.89%
2004	1.30%	5,346	12.160621	65,011	0.52%	17.26%
2003	1.30%	3,455	10.370684	35,831	0.19%	23.77%
Nationwide VIT – U.S. Growth Leaders Fund – Class I
2005	1.30%	1,378	15.018298	20,695	0.00%	10.52%
2004	1.30%	11,128	13.588665	151,215	0.00%	10.96%
2003	1.30%	16,491	12.246750	201,961	0.00%	50.17%
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2005	1.30%	2,220	13.288789	29,501	3.89%	0.86%
2004	1.30%	8,078	13.174974	106,427	4.85%	5.16%
2003	1.30%	10,621	12.528743	133,068	5.47%	10.67%
Neuberger Berman AMT – Growth Portfolio- Class I
2006	1.30%	1,860	28.970099	53,884	0.00%	12.60%
2005	1.30%	8,346	25.728636	214,731	0.00%	12.04%
2004	1.30%	58,460	22.964403	1,342,499	0.00%	15.10%
2003	1.30%	67,899	19.952228	1,354,736	0.00%	29.71%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2004	1.30%	4,968	11.032769	54,811	0.12%	14.32%
2003	1.30%	6,729	9.650858	64,941	0.84%	30.06%
Neuberger Berman AMT – Partners Portfolio- Class I
2006	1.30%	190	35.184666	6,685	0.71%	10.80%
2005	1.30%	22,258	31.756491	706,836	1.02%	16.53%
2004	1.30%	35,560	27.252721	969,107	0.01%	17.44%
2003	1.30%	38,219	23.205843	886,904	0.00%	33.35%
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2005	1.30%	8,748	32.399586	283,432	1.76%	2.55%
2004	1.30%	59,420	31.593672	1,877,296	1.01%	8.68%
2003	1.30%	66,415	29.070523	1,930,719	2.82%	23.34%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2006	1.30%	1,892	16.515549	31,247	0.38%	6.56%
2005	1.30%	10,204	15.499156	158,153	0.93%	3.75%
2004	1.30%	74,904	14.939657	1,119,040	0.33%	5.56%
2003	1.30%	87,490	14.153408	1,238,282	0.38%	29.25%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2006	1.30%	952	25.434609	24,214	5.20%	3.92%
2005	1.30%	8,382	24.474528	205,145	5.34%	1.27%
2004	1.30%	31,218	24.168614	754,496	4.80%	4.13%
2003	1.30%	39,108	23.210049	907,699	5.67%	5.40%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	1.30%	338	44.680582	15,102	1.37%	4.94%
2006	1.30%	3,734	42.577872	158,986	1.04%	16.18%
2005	1.30%	20,412	36.649419	748,088	1.07%	12.84%
2004	1.30%	74,314	32.480314	2,413,742	1.25%	17.62%
2003	1.30%	72,050	27.613518	1,989,554	0.76%	41.18%
Oppenheimer VAF – Main Street® – Non-Service Shares
2005	1.30%	2,664	9.020429	24,030	1.25%	4.61%
2004	1.30%	25,380	8.622799	218,847	0.84%	8.05%
2003	1.30%	16,358	7.980692	130,548	0.90%	25.08%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2006	1.30%	5,116	6.194874	31,693	0.00%	1.63%
2005	1.30%	10,562	6.095550	64,381	0.00%	10.88%
2004	1.30%	38,774	5.497394	213,156	0.00%	18.23%
2003	1.30%	27,365	4.649735	127,240	0.00%	23.97%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2006	1.30%	430	$23.974748	$10,309	0.11%	7.79%
2005	1.30%	1,602	22.241255	35,630	0.00%	2.28%
2004	1.30%	9,240	21.745234	200,926	0.38%	4.84%
2003	1.30%	11,971	20.741572	248,297	0.11%	24.38%
Turner GVIT Growth Focus Fund – Class I
2003	1.30%	41,875	3.198637	133,943	0.00%	49.02%
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2006	1.30%	710	20.988551	14,902	8.51%	5.11%
2005	1.30%	1,402	19.968392	27,996	7.55%	-4.28%
2004	1.30%	41,310	20.861514	861,789	8.78%	7.74%
2003	1.30%	45,248	19.362563	876,117	1.75%	16.64%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2005	1.30%	9,088	14.846881	134,928	0.73%	30.30%
2004	1.30%	55,514	11.394604	632,560	0.59%	24.27%
2003	1.30%	41,241	9.169570	378,162	0.11%	52.20%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2005	1.30%	11,812	32.040853	378,467	0.30%	49.72%
2004	1.30%	60,654	21.400584	1,298,031	0.37%	22.63%
2003	1.30%	52,868	17.487326	924,520	0.48%	43.21%
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2005	1.30%	374	17.336446	6,484	7.52%	10.81%
2004	1.30%	12,540	15.645892	196,199	6.41%	8.64%
2003	1.30%	28,152	14.401515	405,431	0.00%	26.21%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	1.30%	7,386	42.223333	311,862	1.22%	15.54%
2004	1.30%	39,270	36.542922	1,435,041	1.55%	34.63%
2003	1.30%	45,256	27.142344	1,228,354	0.00%	35.74%
Wells Fargo AVT – Discovery FundSM
2006	1.30%	468	34.057941	15,939	0.00%	13.17%
2005	1.30%	2,946	30.095203	88,660	0.00%	6.88%
2004	1.30%	20,844	28.158423	586,934	0.00%	14.22%
2003	1.30%	22,400	24.651908	552,203	0.00%	37.63%
Wells Fargo AVT – Opportunity FundSM
2006	1.30%	448	52.395225	23,473	0.00%	10.77%
2005	1.30%	6,228	47.299447	294,581	0.00%	6.50%
2004	1.30%	58,418	44.414552	2,594,609	0.00%	16.69%
2003	1.30%	69,041	38.060714	2,627,750	0.07%	35.24%

Contract Owners’ Equity Total By Year
2007				$1,012,602,409

2006				$980,827,120

2005				$929,399,760

2004				$915,627,476

2003				$881,562,186

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company